As filed with the Securities and Exchange Commission on April 27, 2001 Registration No. 333-63215 and 811-08997



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6


                         Post-Effective Amendment No. 5


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

               TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-2
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             1150 SOUTH OLIVE STREET
                              LOS ANGELES, CA 90015
                     (Address of Principal Executive Office)

Name and Address of Agent for Service:         Copies to:
--------------------------------------         ----------
James W. Dederer, Esq.                         Frederick R. Bellamy, Esq.
Executive Vice President, General Counsel      Sutherland, Asbill & Brennan LLP
and Corporate Secretary                        1275 Pennsylvania Avenue, N. W.
Transamerica Occidental Life Insurance Company Washington, D.C.  20004
1150 South Olive Street
Los Angeles, CA 90015

                              It is proposed that this filing will become
effective:


_____immediately  upon filing  pursuant to  paragraph  (b)
 __x___ On May 1, 2001 pursuant to paragraph (b)
_____60 days after filing pursuant to paragraph (a)(1)
_____ On  (date)  pursuant  to  paragraph  (a)(1)
 _____On  (date)  pursuant  to paragraph (a)(2) of Rule 485


     Title of securities being registered: Modified Single Payment Variable Life Insurance Contracts.



RECONCILIATION AND TIE BETWEEN ITEMS
IN FORM N-8b-2 AND THE PROSPECTUS

Item No. of
Form N-8b-2                        Caption in Prospectus
- -----------                        ---------------------
1 ...........................      Cover Page
2 ...........................      Cover Page
3 ...........................      Not Applicable
4 ...........................      Distribution
5 ...........................      The Company, The Separate Account
6 ...........................      The Separate Account
7 ...........................      Not Applicable
8 ...........................      Not Applicable
9 ...........................      Legal Proceedings
10...........................      Summary; Description of the Company, Variable
                  Account, and Underlying Funds; The Contract;
                  Contract Termination and Reinstatement; Other
                                    Contract Provisions
11 ...........................      Summary; The Trust; VIP; T. Rowe Price;
                                    Investment Objectives and Policies
12 ...........................      Summary; The Trust; VIP;  T. Rowe Price;
13 ...........................      Summary; The Trust; VIP;  T. Rowe Price;
                                    Investment Advisory Services to VIP;
                   Investment Advisory Services to the Trust;
                     Investment Advisory Services to T. Rowe
                                    Price; Charges and Deductions
14 ...........................      Summary; Application for a Contract
15 ...........................      Summary; Application for a Contract; Premium
                                    Payments; Allocation of Net Premiums
16 ...........................      The Separate Account; The Trust; VIP; T. Rowe
                                    Price; Allocation of Net Premiums
17 ...........................      Summary; Surrender; Partial Withdrawal;
                  Charges and Deductions; Contract Termination
                                    and Reinstatement
18 ...........................      The Separate Account; The Trust; VIP; T. Rowe
                                    Price; Premium Payments
19 ...........................      Reports; Voting Rights
20 ...........................      Not Applicable
21 ...........................      Summary; Contract Loans; Other Contract
                                    Provisions
22 ...........................      Other Contract Provisions
23 ...........................      Not Required
24 ...........................      Other Contract Provisions
25 ...........................      Allmerica Financial
26 ...........................      Not Applicable
27 ...........................      The Company
28 ...........................      Directors and Principal Officers
29 ...........................      The Company
30 ...........................      Not Applicable
31 ...........................      Not Applicable
32 ...........................      Not Applicable
33 ...........................      Not Applicable
34 ...........................      Not Applicable
35 ...........................      Distribution
36 ...........................      Not Applicable
37 ...........................      Not Applicable
38 ...........................      Summary; Distribution
39 ...........................      Summary; Distribution
40 ...........................      Not Applicable
41 ...........................      The Company; Distribution
42 ...........................      Not Applicable
43 ...........................      Not Applicable
44 ...........................      Premium Payments; Contract Value and Cash
                                    Surrender Value
45 ...........................      Not Applicable
46 ...........................      Contract Value and Cash Surrender Value;
                                    Taxation of the Contracts
47 ...........................      The Company
48 ...........................      Not Applicable
49 ...........................      Not Applicable
50 ...........................      The Separate Account
51 ...........................      Cover Page; Summary; Charges and Deductions;
                                    The Contract; Contract Termination and
                    Reinstatement; Other Contract Provisions
52 ...........................      Addition, Deletion or Substitution of
                                    Investments
53 ...........................      Taxation of the Contracts
54 ...........................      Not Applicable
55 ...........................      Not Applicable
56 ...........................      Not Applicable
57 ...........................      Not Applicable
58 ...........................      Not Applicable
59 ...........................      Not Applicable



                     CONTENTS OF THE REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

The facing sheet.
Cross-reference to items required by Form N-8B-2. The prospectus consists of ____ pages. The undertaking to file reports.
The undertaking pursuant to Rule 484 under the Securities Act of 1933. Representations Pursuant to Section 26(e) of the Investment Company Act of 1940

The signatures.

Written consents of the following persons:

     1.    Ernst & Young LLP
     2.     Actuarial Opinion

The following exhibits:

     1.    Exhibit 1
     (Exhibits required by paragraph A of the instructions to Form N-8B-2)

(1) Certified copy of Resolutions of the Board of Directors of the Company of December 6, 1996 establishing the Transamerica Occidental Life Separate Account VUL-2. 1/ 3/

           (2)    Not Applicable.

(3) (a) Form of Distribution Agreement between Transamerica Securities Sales Corporation and Transamerica Occidental Life Insurance Company. 1/ 3/


     (b)  Form  of  Sales  Agreement   between   Transamerica   Life  Companies,
          Transamerica Securities Sales Corporation and Broker-Dealers 1/ 3/

           (4)    Not Applicable.

           (5)    Forms of Policy and Policy riders. 1/ 2/ 3/


           (6)    Organizational documents of the Company, as amended. 1/ 3/ 7/


           (7)    Not Applicable.

     (8) Form of Participation Agreement between: Transamerica Occidental Life Insurance Company and:

                  (a) re The Alger American Fund 1/ 3/

                   (b) re Alliance Variable Products Series Fund, Inc. 1/ 3/
                   (c) re Dreyfus Variable Investment Fund 1/ 3/
                   (d) re Janus Aspen Series 1/ 3/
                   (e) re MFS Variable Insurance Trust 1/ 3/
                   (f) re Morgan Stanley Universal Funds, Inc. 1/ 3/
                   (g) re OCC Accumulation Trust 1/ 3/
                   (h) re Transamerica Variable Insurance Fund, Inc. 1/ 3/ 7/

                  (i) re PIMCO Variable Insurance Trust 5/

(9)      Administrative Agreements between Transamerica Occidental Life
                  Insurance Company and First Allmerica Financial Life Insurance Company 1/ 3/

           (10)   Form of Application. 1/ 3

           (11)   Issuance, Transfer and Redemption Procedures Memorandum.1/ 3/

           (12)   Financial Data Schedule.

     2.    Form of Policy and Policy riders are included in Exhibit 1 above.

     3.    Opinion of Counsel. 1/

     4.    Not Applicable.

     5.    Not Applicable.

     6.    Actuarial Consent  1/

     7.    Consent of Independent Accountants 2/ 3/4/ 6/


     8.    Powers of Attorney 1/ 4/ 6/ 7/


     1/ Incorporated herein by reference to the initial filing of this Registration Statement (File No. -- 333-63215) on September 10, 1998.

     2/ Incorporated by reference to Pre-Effective Amendment No. 2 of this Registration Statement (File No. 333-63215) on January 15, 1999.

     3/ Incorporated by reference to Pre-Effective Amendment No. 3 of this Registration Statement (File No. 333-63215) on February 1, 1999.

     4/ Incorporated by reference to Post-Effective Amendment No. 2 of this Registration Statement (File No. 333-63215) on April 30, 1999.

     5/ Incorporated by reference to Post-Effective Amendment No. 3 of this Registration Statement (File No. 333-63215) on October 1, 1999.


     6/ Incorporated by reference to Post-Effective Amendment No. 4 of this Registration Statement (File No. 333-63215) on April 25,2000.


     7/  Filed herewith.

                                     Part II

Undertaking To File Reports
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


Statement with Respect to Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.




Article V, Section I, of Transamerica's Bylaws provides: Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another foreign or domestic corporation partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was a predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent (hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expenses, liability, and loss (including attorneys' fees, judgments, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local, or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter "Expenses"); provided, however, that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) was authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. (It is the Corporation's intent that these bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the corporation's Articles of Incorporation.)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


The directors and officers of Transamerica are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $300,000,000 for Coverage A and $300,000,000 for Coverage B for the period 11/15/2000 to 11/1/2002. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with Chubb.

Rule 484 Undertaking


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Representations Pursuant to Section 26(e) of the Investment Company Act of 1940 Transamerica hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 27th day of April, 2001.


               Transamerica Occidental Life Separate Account VUL-2
                                  (Registrant)

(SEAL)






Attest:___________________________       By:___________________________________
         (Title)                                     (Name)  David M. Goldstein

                                                (Title)  Senior Vice President

                 Transamerica Occidental Life Insurance Company


Pursuant to the requirements of the Securities Act of 1933, Transamerica Occidental Life Insurance Company has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Los Angeles and the State of California, on the 27th day of April, 2001.


                 Transamerica Occidental Life Insurance Company
(SEAL)



Attest:___________________________       By:___________________________________
         (Title)                                     (Name)   David M. Goldstein

                                                 (Title)  Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signatures                                  Titles                                      Date


Ron F. Wagley*                      ___________________________                         April 27, 2001
                                    President  and Director
Patrick S. Baird*                   ___________________________                         April 27, 2001
                                    Director
Brenda K. Clancy*                   ___________________________                          April 27, 2001
                                    Director and Senior Vice President
Bruce Clark                         ___________________________                         April 27, 2001
                                    Senior Vice President and Chief Financial Officer
James W. Dederer*                   ___________________________                          April 27, 2001
                                    Director, General Counsel and Secretary
George A. Foegele*                  __________________________                          April 27, 2001
                                    Director
Douglas C. Kolsrud*                 __________________________                          April 27, 2001
                                    Director and  Senior Vice President
Richard N. Latzer*                  __________________________                          April 27, 2001
                                    Director and Investment Officer
Karen O. MacDonald*                 _________________________                           April 27, 2001
                                    Director, Executive Vice President
                                    and Chief Operating Officer
Gary U. Rolle'*                     _________________________                           April 27, 2001
                                    Director and Investment Officer
Paul E. Rutledge III*               _________________________                           April 27, 2001
                                    Director and President - Reinsurance Division
Craig D. Vermie*                     _________________________                          April 27, 2001
                                    Director, Vice President and Counsel



/s/David M. Goldstein         On April 27, 2001 as Attorney-in-Fact pursuant to
*By: David M. Goldstein      powers of attorney filed herewith.

                                 PROSPECTUS FOR

                 TRANSAMERICA LINEAGE(R)VARIABLE LIFE INSURANCE
           A Modified Single Payment Variable Life Insurance Contract

                                    Issued By

                 Transamerica Occidental Life Insurance Company

              Offering 19 Sub-Accounts Under Separate Account VUL-2

                         In Addition to a Fixed Account


                     Portfolios Associated with Sub-Accounts


       Alger American Income & Growth                   MFS(R) Research Series
       Alliance VP Growth and Income                    MS UIF Emerging Markets Equity
       Alliance VP Premier Growth                       MS UIF Fixed Income
       Dreyfus Variable Investment Fund -               MS UIF High Yield
         Appreciation Portfolio - Initial Shares        MS UIF International Magnum
       Dreyfus Variable Investment Fund - Small         OCC Accumulation Trust Managed
         Cap Portfolio - Initial Shares                 OCC Accumulation Trust Small Cap
       Janus Aspen Series Balanced                      PIMCO VIT StocksPLUS Growth and Income
       Janus Aspen Series Worldwide Growth                - Admin Class
       MFS(R) Emerging Growth Series                      Transamerica VIF Growth
       MFS(R) Investors Trust Series                      Transamerica VIF Money Market

       Please note that the policies and the            The SEC's web site is http://www.sec.gov
       portfolios are not guaranteed to achieve their
       goals and are subject to risks, including        Transamerica's web site is
       possible loss of amount invested. The contract   http://www.transamerica.com
       and the portfolios are not bank deposits, are
       not federally insured and are not endorsed by    Neither the SEC nor the state securities
       any bank or government agency. Please read the   commissions have approved this investment
       prospectus carefully and keep it for future      offering or determined that this prospectus is
       reference. It should be read with the current    accurate or complete. Any representation to the
       prospectuses for the portfolios.                 contrary is a criminal offense.







You bear the entire investment risk for all assets you place in the sub-accounts. Additionally, please analyze any current policies you may own before investing in this contract. It may not be to your advantage to replace existing insurance with this contract.



Each contract is a "modified endowment contract" for federal income tax purposes, except in certain circumstances described in Taxation of the Contracts. If the contract is classified as a modified endowment contract, any contract loan, partial withdrawal or surrender may result in adverse tax consequences and/or penalties.




                                   May 1, 2001



TABLE OF CONTENTS
SUMMARY   4
DESCRIPTION OF TRANSAMERICA, THE SEPARATE ACCOUNT

AND THE PORTFOLIOS .......................................................................................14
THE CONTRACT..............................................................................................2515
      Applying for a Contract.............................................................................16
      Free Look Period....................................................................................16
      Conversion Privilege................................................................................17
      Payments............................................................................................17
      Allocation of Payments..............................................................................17
      Transfer Privilege..................................................................................18
      Other Restrictions on Transfers.....................................................................18
      Dollar Cost Averaging...............................................................................18
      Automatic Account Rebalancing.......................................................................19
      Transfer Privileges Subject to Possible Limits......................................................19
      Death Benefit.......................................................................................20
      Guaranteed Death Benefit Rider......................................................................20
      Death Benefit and Net Death Benefit.................................................................20
      Guideline Minimum Sum Insured.......................................................................21
      Illustration........................................................................................21
      Option to Accelerate Death Benefits (Living Benefits Rider).........................................21
      Contract Value......................................................................................22
      Computing Contract Value............................................................................22
      The Unit............................................................................................22
      Net Investment Factor...............................................................................23
      Benefit Payment Options.............................................................................23
      Optional Insurance Benefits.........................................................................23
      Surrender...........................................................................................23
      Partial Withdrawal..................................................................................24
CHARGES AND DEDUCTIONS....................................................................................3124
      Monthly Deductions..................................................................................24
      Daily Deductions....................................................................................25
      Surrender Charge....................................................................................26
      Partial Withdrawal Costs - Surrender Charges and Withdrawal Transaction Fees........................26
      Transfer Charges....................................................................................26
CONTRACT LOANS............................................................................................27
CONTRACT TERMINATION AND REINSTATEMENT....................................................................38
OTHER CONTRACT PROVISIONS.................................................................................39
FEDERAL TAX CONSIDERATIONS................................................................................30
      The Company and the Separate Account................................................................31
      Taxation of the Contracts...........................................................................31
VOTING RIGHTS.............................................................................................33
DIRECTORS AND PRINCIPAL OFFICERS OF TRANSAMERICA
         OCCIDENTAL LIFE INSURANCE COMPANY................................................................34
DISTRIBUTION..............................................................................................35
REPORTS  35
SERVICES 36
PERFORMANCE INFORMATION...................................................................................36
LEGAL PROCEEDINGS.........................................................................................39
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.........................................................39
FURTHER INFORMATION.......................................................................................40
MORE INFORMATION ABOUT THE FIXED ACCOUNT..................................................................40
INDEPENDENT AUDITORS......................................................................................40
FINANCIAL STATEMENTS......................................................................................40





APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE.........................................................A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS.................................................................B-1
APPENDIX C - BENEFIT PAYMENT OPTIONS......................................................................C-1
APPENDIX D - ILLUSTRATIONS OF DEATH BENEFIT, CONTRACT VALUES
         AND ACCUMULATED PAYMENTS.........................................................................D-1
APPENDIX E -- SPECIAL TERMS...............................................................................E-1



SUMMARY

This summary provides a brief overview of the more significant aspects of the contract. The prospectus and the contract provide further detail. We do not claim that the contract is similar or comparable to an investment plan of a mutual fund. The contract and its attached application are the entire agreement between you and Transamerica Occidental Life Insurance Company.


The Transamerica Lineage(R) contract provides insurance protection for the named beneficiary.income Death benefits are generally not subject to federal income tax. ___ The contract will generally be a modified endowment contract, a MEC, for federal income tax purposes, except in certain circumstances described in Taxation of the Contracts. As a MEC, if you assign or pledge the contract or receive a loan, distribution or other amounts, you will be taxed to the extent income has accumulated in the contract. See Taxation of the Contracts on page 31.


You will find definitions of special terms used in this prospectus in Appendix
E.


There are certain risks associated with purchasing a variable universal life insurance contract. There is no guarantee that the investment objectives of the portfolios will be achieved. The contract value may be less than the aggregate payments made to the contract. Before investing, carefully read this prospectus and the prospectuses of the portfolios that accompany this prospectus.

Because of the substantial nature of the surrender charges, the contract is not suitable for short-term investment purposes. Also, prospective purchasers should note that it may not be advisable to purchase a contract as a replacement for existing insurance.

The death benefit is generally excludible from the gross income of the beneficiary although the death benefit may be subject to federal and state estate taxes. During the first 15 contract years, distributions from the contract that are required under Section 7702 of the Internal Revenue Code because of a reduction in contract benefits may be taxable as ordinary income without regard to the amount of prior partial withdrawals or total payment made. Further, if your contract is a MEC, you will pay income taxes on partial withdrawals and surrenders, loans or assignments of the contract to the extent of any gains in the contract on an "income out first" basis and without regard to prior partial withdrawals or total payment made. Also, a 10% penalty tax may apply. If your contract is not a MEC, you will generally not be taxed on partial withdrawals or surrenders until the cumulative surrender amount exceeds total payments made to the contract. Amounts received on partial withdrawals or surrenders in excess of total payments made are treated as ordinary income. For more information, see Federal Tax Considerations. As with any tax matter, you should consult with your own qualified tax advisor to apply the law to your particular circumstances.

Unit values may decline, and contract performance may be worse than illustrated. A significant decline in unit values may cause the contract to lapse in a short period of time unless additional payments, if permissible, and/or loan repayments, if applicable, are made.

If the contract is not a MEC and it terminates while a loan is outstanding, you will realize taxable income to the extent the loan balance (including accrued interest) exceeds your basis in the contract. Due to the possible volatility in the investment performance of the underlying portfolios, the contract could terminate (giving rise to tax consequences) at an unexpected time.


What is the Contract's Objective?

The objective of the contract is to give permanent life insurance protection and to help you build assets on a tax-deferred basis. Benefits available through the contract include:

o        a life insurance benefit that can protect your family or other heirs;

o        payment options that can guarantee an income for life;

o a personalized investment portfolio you may tailor to meet your needs, time frame and risk tolerance level;

o        experienced, professional investment advisers; and

o        tax deferral on earnings while your money is accumulating.

The contract combines features and benefits of traditional life insurance with the advantages of professional money management. Unlike the fixed benefits of ordinary life insurance, the contract value will increase or decrease depending on investment results. Unlike traditional insurance policies, the contract has no fixed schedule for payments.

Who Are the Key Persons Under the Contract?

The contract is a contract between you and us. Each contract has a contract owner, you; the insured; and a beneficiary. As contract owner, you make the payment, choose investment allocations and select the insured and beneficiary. The insured is the person covered under the contract. The beneficiary is the person who receives the net death benefit when the insured dies.

What Happens When the Insured Dies?

We will pay the net death benefit to the beneficiary when the insured dies while the contract is in effect. If the contract was issued as a second-to-die contract, the net death benefit will be paid on the death of the last surviving insured.

Through the final payment date, the death benefit is the greater of:

     o    the face amount (the amount of insurance  determined by your payment);
          or

     o the minimum death benefit provided by the guideline minimum sum insured.

And the net death benefit is the death benefit:

o less any outstanding loan and monthly deductions due and unpaid through the contract month in which the insured dies, as well as

o any unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

After the final payment date, if the Guaranteed Death Benefit Rider is not in effect, the net death benefit is the guideline minimum sum insured:

o ________ less any outstanding loan, and any due and unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

After the final payment date, if the Guaranteed Death Benefit Rider is in effect on the final payment date, a guaranteed death benefit will be provided unless the rider is subsequently terminated. The guaranteed death benefit will be the greater of:

o        the face amount as of the final payment date; or

o the guideline minimum sum insured as of the date due proof of death is received by us.


The net death benefit will be the death benefit reduced by any outstanding loan through the contract month in which the insured dies. See Guaranteed Death Benefit Rider on page 20. The rider may not be available in all jurisdictions and is not available in Massachusetts.


The beneficiary may receive the net death benefit:

o        in a lump sum; or

o        under one of our benefit payment options.

Can I Examine the Contract?

Yes. You have the right to examine and cancel your contract by returning it to us or to one of our representatives within 10 days, or such later date as provided by state law, after you receive the contract.

If your contract provides for a full refund under its right to cancel provision as required in your state, your refund will be your entire payment.

If your contract does not provide for a full refund, you will receive:

o        amounts allocated to the fixed account; plus

o        the value of the units in the separate account; plus

o        all fees, charges and taxes which have been imposed.


In some states you will receive an amount equal to:

o the surrender value of the contract on the valuation date we receive, in good order, your request to cancel your contract; plus

o ________ any fees or other charges deducted from payments made or from contract values. Such fees and charges include monthly deductions and surrender charges.


Your refund will be determined as of the valuation date that your written request is received at our Variable Life Service Center.


See Free Look Period on page 16.


What Are My Investment Choices?

The contract gives you an opportunity to select among a number of investment options, including sub-accounts and a fixed account. The sub-accounts invest in nineteen portfolios from nine mutual fund families, and offer a wide range of investment objectives.

The available sub-accounts are:


Alger American Income & Growth
Alliance VP Growth and Income
Alliance VP Premier Growth
Dreyfus VIF - Appreciation Portfolio -
   Initial Shares
Dreyfus VIF - Small Cap Portfolio -
   Initial Shares
Janus Aspen Series Balanced
Janus Aspen Series Worldwide Growth
MFS(R)Emerging Growth Series
MFS(R)Investors Trust Series*
MFS(R)Research Series
MS UIF Emerging Markets Equity
Morgan Stanley Dean WitterMS UIF Fixed Income Morgan Stanley Dean WitterMS UIF High Yield organ Stanley Dean WitterMS UIF International Magnum OCC Accumulation Trust Managed OCC Accumulation Trust Small Cap PIMCO VIT StocksPLUS Growth and Income -
   Admin Class
Transamerica VIF Growth
Transamerica VIF Money Market

*Formerly the MFS VIT Growth With Income Series sub-account.


This range of investment choices allows you to allocate your money among the sub-accounts to meet your investment needs. You may allocate payments and value among all:

o        nineteen sub-accounts; and

o        the fixed account.

If your contract provides for a full refund under its right to cancel provision as required in your state, after the contract is issued by us we will allocate all sub-account investments to the sub-account investing in the Money Market portfolio of Transamerica Variable Insurance Fund, Inc., until the end of four calendar days plus the number of days under the state free look period. This period is usually 10 days, but longer under some circumstances. After this, we will allocate all amounts to the sub-accounts as you have chosen.

The contract also offers a fixed account, which provides a guaranteed minimum interest rate of 4% annually on amounts allocated to the fixed account. We may declare a higher rate. The fixed account is part of the general account of Transamerica. Amounts in the fixed account do not vary with the investment performance of a portfolio.

What Are the Investment Objectives of the Portfolios?

The sub-accounts invest in a variety of portfolios. A summary of investment objectives of the portfolios is set forth below. Before investing, carefully read prospectuses of the portfolios that accompany this prospectus. Statements of Additional Information for the portfolios are available without charge on request. There is no guarantee that the investment objectives of the portfolios will be achieved. The contract value may be less than the aggregate payments made to the contract.


The boards of the portfolios have responsibility for the supervision of the affairs of the portfolios. These boards have entered into management agreements with the investment advisers. These advisers, subject to their board's review, are responsible for the daily affairs and general management of the portfolios. The advisers perform the respective administrative and management services for the portfolios, furnish to the portfolios office space, facilities and equipment, and pay the compensation, if any, of officers and board members who are affiliated with the advisers.

Each portfolio bears expenses incurred in its operation, other than the expenses its advisers assume under the management agreement. Portfolio expenses include:

o costs to register and qualify the portfolio's shares under the Securities Act of 1933, or 1933 Act.

o        other fees payable to the SEC.

o        independent public accountant, legal and custodian fees.

o association membership dues, taxes, interest, insurance payments and brokerage commissions.

o fees and expenses of the board members who are not affiliated with the advisers.

There is no guarantee that the investment objectives of the portfolios will be achieved. The contract value may be more or less than the aggregate payments made to the contract.

The management fees listed below are fees specified in the applicable advisory contract, that is, before any fee waivers. The portfolios' prospectuses contain more detailed information on the portfolio's investment objectives, restrictions, risks, expenses and advisers.

A summary of the portfolios is described below.

The Income & Growth Portfolio of The Alger American Fund seeks current income with long-term capital appreciation by investing in dividend-paying equity securities that also offer opportunities for capital appreciation.

Adviser: Fred Alger Management, Inc.
Management Fee: 0.625%.


The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc. seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.


Adviser: Alliance Capital Management L.P
Management Fee: 0.63%.


The Premier Growth Portfolio of the Alliance Variable Products Series Fund, Inc. seeks growth of capital by pursuing aggressive investment policies.


Adviser: Alliance Capital Management L.P.
Management Fee: 1.00%.

The Appreciation Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary objective.goal. To pursue these goals, the portfolio primarily invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.

Adviser: The Dreyfus Corporation.
Sub-Adviser: Fayez Sarofim & Co.
Management Fee: 0.75%.

The Small Cap Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation. To pursue this goal, the portfolio primarily invests in small-cap companies with initial market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and, thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion.

Adviser: The Dreyfus Corporation.
Management Fee: 0.75%.

The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth consistent with preservation of capital and current income by investing in equity and fixed-income securities selected primarily for their income potential.

Adviser: Janus Capital Corporation.
Management Fee: 0.65%

The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital capital.by investing in commons stocks of foreign and domestic companies. The portfolio has the flexibility to invest on a world-wide basis in companies and other organizations of any size, regardless of the country or organization or place of principal business activity.

Adviser: Janus Capital Corporation.
Management Fee: 0.65%

The Emerging Growth Series of the MFS(R)The Research Series of theThe Research Series of the Variable Insurance Trust seeks long-term growth of capital by investing in common stocks of companies that are early in their life cycles that MFS believes have the potential to become major enterprises.

Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Investors Trust Series of the MFS(R) Variable Insurance Trust seeks long-term growth of capital with a secondary objective to seek reasonable current income.

Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Research Series of the MFS(R) Variable Insurance Trust seeks long-term growth of capital and future income by investing in equity securities of companies believed to possess better-than average prospects for long-term growth.

Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Emerging Markets Equity Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Adviser seeks to maximize returns by investing in markets with improving fundamentals, attractive valuations, and low investor recognition, and by selecting securities that demonstrate attractive growth, reasonable valuations, and attractive fundamentals.

Adviser: Morgan Stanley Asset Management. Management Fee: 1.25% of the first $500 million; 1.20% of the next $500 million; and 1.15% of the assets over $1 billion.

The Fixed Income Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks above-average total return securities.by investing in obligations of the U.S. government and its agencies, corporate bonds, mortgage-backed securities, foreign bonds, and other fixed income securities and derivatives.

Adviser: Miller Anderson & Sherrerd, LLP Management Fee: 0.40% of the first $500 million; 0.35% of the next $500 million; and 0.30% of the assets over $1 billion.

The High Yield Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks above-average income and total return by investing primarily in high yield securities, including corporate bonds and other fixed income securities and derivatives.

Adviser: Miller Anderson & Sherrerd, LLP Management Fee: 0.50% of the first $500 million; 0.45% of the next $500 million; and 0.40% of the assets over $1 billion.

The International Magnum Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks long-term capital appreciation by investing developed market stocks, including equity securities of non-U.S. issuers comprising the Morgan Stanley Capital International EAFE Index (which includes Australia, Japan, New Zealand, most Western European nations, and certain developed Asian countries, such as Hong Kong and Singapore).

Adviser: Morgan Stanley Asset Management. Management Fee: 0.80% of the first $500 million; 0.75% of the next $500 million; and 0.70% of the assets over $1 billion.

The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time by investing primarily in common stocks, bonds and cash equivalents.

Adviser: OpCap Advisors. Management Fee: 0.78% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation by investing primarily in equity securities of companies with a market capitalization under $2 billion.

Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

The StocksPLUS Growth and Income Portfolio - Admin Class of the PIMCO Variable Insurance Trust seeks to outperform the stock market as measured by the S&P 500 Index by investing in S&P 500 derivatives in addition to or in place of S&P 500 stocks in an attempt to equal or exceed the performance of the S&P 500.

Adviser: Pacific Investment Management Company, LLC.
Management Fee: 0.40%.

The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks to maximize long-term growth by investing at least 80% of its assets in equity securities of growth companies of any size.

Adviser: Transamerica Investment Management, LLC.
Management Fee: 0.75%

The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks to maximize current income consistent with liquidity and preservation of principal by investing primarily in money market instruments with remaining maturities of 13 months or less.

Adviser: Transamerica Investment Management, LLC.
Management Fee: 0.35%

If there is a material change in the investment objective or policy of a portfolio, we will notify you of the change. If you have contract value allocated to that portfolio, you may reallocate the contract value to another portfolio or to the fixed account without charge. For you to exercise your rights, we must receive your written request within 60 days of the later of the:

o effective date of the material change in the investment objective or policy; or

o        receipt of the notice of your right to transfer.

Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica and to other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of Separate Account VUL-2 and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater detail on this subject.

We may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

Portfolios Not Publicly Available

Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchases as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names and are sold directly to the public. The performance of such publicly available funds, which may have different assets and expenses, should not be considered as an indication of the performance of the portfolios. The assets of each portfolio are help separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio has no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio.


Can I Make Transfers Among the Sub-Accounts and the Fixed Account?

Yes. You may transfer contract value among the sub-accounts and the fixed account, subject to our consent and then current rules. You will incur no current taxes on transfers while your money is in the contract. You also may elect automatic account rebalancing so that assets are periodically reallocated according to a desired mix or choose automatic dollar cost averaging to gradually move funds into one or more sub-accounts.

The first 18 transfers of contract value in a contract year are free. A transfer charge not to exceed $25 may apply for each additional transfer in the same contract year. This charge is for the costs of processing the transfer.

How Much Can I Invest and How Often?

The contract requires a single payment of at least $10,000 on or before the date of issue. Additional payments of at least $10,000 may be made as long as the total payments do not exceed the maximum payment amount specified in the contract. Additional payments may be accepted, subject to our underwriting approval if the payment would increase the death benefit.

What If I Need My Money?

You may borrow up to the loan value of your contract. The maximum loan value is 90% of the result of the contract value less surrender charges. You may also make partial withdrawals and you may surrender the contract for its surrender value.

The guaranteed annual interest rate credited to the contract value securing a loan will be at least 4.0%. However, any portion of the outstanding loan that is a preferred loan will be credited interest at an annual rate not less than 5.50%.

We will allocate contract loans among the sub-accounts and the fixed account according to your instructions. If you do not make an allocation, we will make a pro rata allocation. We will transfer the portion of the contract value in each sub-account equal to the contract loan to the fixed account.

You may surrender your contract and receive its surrender value. You may make partial withdrawals of $1,000 or more from the contract value, subject to partial withdrawal costs, including any applicable surrender charges. The face amount is proportionately reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the contract value below $10,000.

A loan, surrender or partial withdrawal may have tax consequences. See Taxation of the Contracts.

Can I Make Future Changes Under My Contract?

Yes. There are several changes you can make after receiving your contract, within limits. You may:

o        cancel your contract under its right to cancel provision;

o        transfer your ownership to someone else;

o        change the beneficiary;

o change the allocation for any additional payment, with no federal income tax consequences under current law;

o ________ make transfers of the contract value among the fixed account and the sub-accounts, with no federal income taxes incurred under current law; and

o        add or remove certain optional insurance benefits provided by rider.

Can I Convert My Contract Into a Non-Variable Contract?

Yes. You can convert your contract without charge during the first 24 months after the date of issue. On conversion, we will transfer the portion of the contract value in the sub-accounts to the fixed account. We will allocate any future payments to the fixed account, unless you instruct us otherwise.

What Charges Will I Incur Under My Contract?

The following charges will apply to your contract under the circumstances described. Some of these charges apply throughout the contract's duration.

Through the final payment date, we deduct the following monthly charges from the contract value:

o        0.30% annually for the administrative expenses; and


o ________ a deduction for the cost of insurance, which varies depending on the type of contract and underwriting class. It is deducted on each monthly processing date starting with the date of issue and continuing through the final payment date.


And, during the first ten contract years through the final payment date, we deduct:

o        0.40% annually for distribution expenses; and

o        0.20% annually for federal, state and local taxes.

Additionally, the following daily charge is deducted from the separate account for the duration of the contract:

o        0.80% annually for the mortality and expense risks.

The following charges and fees apply if you exercise certain contract rights:

o        we may charge $25 for transfers in excess of 18 in a contract year;

o ________ we will charge for surrenders, and for partial withdrawals in excess of the Free 10% Withdrawal amount, during the first nine contract years, adjusted for reinstatements;

o we may charge a withdrawal transaction fee for partial withdrawals, equal to 2% of the amount withdrawn up to a $25 maximum. Currently, no charge is imposed; and

o ________ we may charge up to $25 for each projection of values you request during a contract year in excess of one projection of values in addition to your annual statement.

There are also deductions from and expenses paid out of the assets of the portfolios that are described in the accompanying prospectuses.

What Are the Expenses and Fees of the Portfolios?


The value of the units of the sub-accounts will reflect the management fee and other expenses of the portfolios in which the sub-accounts invest. The levels of fees and expenses vary among the portfolios. The following table shows the management fees, other expenses and the total portfolio annual expenses of the portfolios for 2000. The prospectuses and statements of additional information of the portfolios contain more information concerning the fees and expenses.


                               Portfolio Expenses

  (as a percentage of assets after fee waiver and/or expense reimbursement)(1)

                                                                                              Total
                                                                                            Portfolio
                                                       Management          Other              Annual
Portfolio                                                 Fees            Expenses           Expenses
---------                                                 ----            --------           --------
Alger American Income & Growth                           0.625%            0.075%             0.70%
Alliance VP Growth and Income                             0.63%            0.06%              0.69%
Alliance VP Premier Growth                                1.00%            0.04%              1.04%
Dreyfus VIF - Appreciation Portfolio -                    0.75%            0.03%              0.78%
Initial Shares(2)
Dreyfus VIF - Small Cap Portfolio -                       0.75%            0.03%              0.78%
Initial Shares(2)
Janus Aspen Series Balanced(3)                            0.65%            0.01%              0.66%
Janus Aspen Series Worldwide Growth(3)                    0.65%            0.04%              0.69%
MFS(R)Emerging Growth Series                               0.75%            0.10%              0.85%
MFS(R)Investors Trust Series                               0.75%            0.12%              0.87%
MFS(R)Research Series                                      0.75%            0.10%              0.85%
MS UIF Emerging Markets Equity(4)                         1.09%            0.71%              1.80%
MS UIF Fixed Income(4)                                    0.21%            0.49%              0.70%
MS UIF High Yield(4)                                      0.26%            0.54%              0.80%
MS UIF International Magnum(4)                            0.50%            0.68%              1.18%
OCC Accumulation Trust Managed(4) (5)                     0.78%            0.08%              0.86%
OCC Accumulation Trust Small Cap(4) (5)                   0.80%            0.10%              0.90%
PIMCO  VIT  StocksPLUS  Growth  and  Income  -Admin       0.40%            0.25%              0.65%
Class(6)
Transamerica VIF Growth                                   0.74%            0.11%              0.85%
Transamerica VIF Money Market                             0.00%            0.60%              0.60%

The fee table information relating to the underlying portfolios was provided by the portfolios or their investment advisers, as we have not and cannot independently verify either the accuracy or completeness of such information. Therefore, we disclaim any and all liability for the accuracy and completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. These expenses are for the year ended December 31, 2000.


Notes to Portfolio Expenses table:


(1) ______ From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 2000. The expenses shown in the table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for 2001. Without such waivers or reimbursements, the annual expenses for 2000 for certain portfolios would have been, as a percentage of assets, as follows:


                                                             Management        Other        Total Portfolio

       Portfolio                                                Fees          Expenses      Annual Expenses
       ---------                                                ----          --------      ---------------
       MS UIF Emerging Markets Equity                           1.25%           0.71%            1.96%
       MS UIF Fixed Income                                      0.40%           0.49%            0.89%
       MS UIF High Yield                                        0.50%           0.54%            1.04%
       MS UIF International Magnum                              0.80%           0.68%            1.48%
       PIMCO StocksPLUS Growth and Income -                     0.40%           0.26%            0.66%
       Admin Class
       Transamerica VIF Growth                                  0.75%           0.11%            0.86%
       Transamerica VIF Money Market                            0.35%           0.81%            1.16%

(2) ______ The figures in the above Portfolio Expenses are for the initial share class for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given.

(3) ______ Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee.

 The management fee of certain portfolios includes breakpoints at designated asset levels. Further information on these breakpoints is provided(4) ____ in the prospectuses for the portfolios.


(5) ______ The Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense to limit total operating expenses of the portfolio to 1.00% of average net assets (net of expenses offset) on an annual basis.


(6) ______ PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent these expenses would exceed 0.65% of average daily assets due to the payment of organizational expenses and Trustees' fees. Without such reductions, total operating expenses for the fiscal year ended December 31, 2000 were 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. "Other Expenses" reflect a 0.10% administrative fee.

What Charges Will I Incur If I Surrender
My Contract Or Make A Partial
Withdrawal?

The charges below apply only if you surrender your contract or make partial withdrawals:

o ________ Surrender Charge - This charge applies on full surrenders within the first nine contract years. The surrender charge begins at 9.00% of the payment(s) withdrawn and decreases by 1% each contract year until it is 0% at the start of the tenth contract year. If you reinstate your contract, however, the surrender charges which will apply upon reinstatement are those which were in effect on the date of default.

o ________ Partial Withdrawal Costs - We deduct from the contract value a surrender charge on a withdrawal exceeding the Free 10% Withdrawal Amount on partial withdrawals taken during the first nine contract years, adjusted as applicable for reinstatements.

Currently, we do not impose a withdrawal transaction fee. We reserve the right, however, to impose a withdrawal transaction fee equal to 2% of the amount withdrawn, not to exceed $25, for each partial withdrawal taken.

What Are the Lapse and Reinstatement Provisions of My Contract?


If the Guaranteed Death Benefit Rider is not in effect on your contract, the contract will be in default if, on a monthly processing date, the surrender value is less than the monthly deductions due. If the contract is in default, you will have a 62-day grace period in which to pay the required payment. If sufficient payment is not paid by the end of the grace period, the contract will lapse and terminate without value.


If the Guaranteed Death Benefit Rider is in effect on your contract, the contract will not lapse. If the Guaranteed Death Benefit Rider is terminated, however, your contract may then lapse.


Additionally, whether the Guaranteed Death Benefit Rider is or is not in effect on the contract, if the outstanding loan at any time exceeds the contract value minus the surrender charges, the outstanding loan will be in default. If the outstanding loan goes into default, you will have a 62-day grace period in which to pay back the excess outstanding loan. If you do not pay back the excess outstanding loan by the end of the grace period, the loan will be foreclosed and the contract will lapse and terminate without value.


If the Guaranteed Death Benefit Rider is in effect on the contract, the Guaranteed Death Benefit Rider will terminate if the loan is foreclosed. Once terminated, the Guaranteed Death Benefit Rider may not be reinstated. The rider may not be available in all jurisdictions and is not available in Massachusetts.

Within limits, the contract may be reinstated within three years from the date of default if it lapses or the outstanding loan is foreclosed.

How is My Contract Taxed?

The contract has been designed to be a modified endowment contract. However, under Section 1035 of the Internal Revenue Code an exchange of:

(1)      a life insurance contract entered into before June 21, 1988; or

(2)      a life insurance contract that is not itself a modified endowment contract

will not cause the contract to be treated as a modified endowment contract if no additional payments are made and there is no increase in the death benefit as a result of the exchange.

If the contract is considered a modified endowment contract, all distributions, including contract loans, partial withdrawals, surrenders and assignments, will be taxed on an income-out-first basis. Also, a 10% federal penalty tax may be imposed on that part of a distribution that is includible in income. However, the net death benefit under the contract is generally excludable from the gross income of the beneficiary. In some circumstances, federal estate tax may apply to the net death benefit or the contract value.

-------------------------------------------------

 DESCRIPTION OF TRANSAMERICA,

-------------------------------------------------
THE SEPARATE ACCOUNT AND
THE PORTFOLIOS


Transamerica Occidental Life Insurance Company: Transamerica Occidental Life Insurance Company, or Transamerica, us or we, is a stock life insurance company incorporated under the laws of the State of California on June 30, 1906. Transamerica is principally engaged in the sale of life insurance and annuity policies. Effective December 31, 2000, the state of domicile of Transamerica was changed to Iowa. The home office of Transamerica is 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.


Transamerica Corporation, a subsidiary of AEGON N.V., indirectly owns the issuing company, Transamerica Occidental Life Insurance Company.

Insurance Marketplace Standards Association: In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association (IMSA).

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

The Separate Account: Transamerica Occidental Life Separate Account VUL-2, the separate account, was established by us as a separate account under the laws of the State of California, pursuant to resolutions adopted by our Board of Directors on June 11, 1996. The separate account is registered with the Securities and Exchange Commission (the SEC or Commission) under the Investment Company Act of 1940, or 1940 Act, as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management of the investment practices or policies of the separate account.


The variable benefits under this contract are provided through the separate account. The assets of the separate account are the property of Transamerica, but they are held separately from our other assets. Transamerica is not a trustee with respect to the separate account assets. The separate account does not have trustees. Transamerica maintains custody of all securities of the separate account. Income, if any, together with gains and losses, realized or unrealized, from assets in the separate account will be credited to or charged against the amounts allocated to the separate account without regard to other income, gains or losses of Transamerica Occidental Life Insurance Company. Assets equal to the liabilities of the separate account will not be charged with liabilities arising out of any other business we may conduct. If the assets in the separate account exceed the liabilities arising under the policies supported by the separate account, the excess may be used to cover other liabilities of Transamerica Occidental Life Insurance Company. Any amount we allocate to the separate account for state or federal income taxes may be deducted from the separate account.


The separate account currently has nineteen sub-accounts available for investment, each of which invests solely in a specific corresponding mutual fund portfolio. Changes to the sub-accounts may be made at our discretion.


The Portfolios: The portfolios invest in a variety of portfolios. The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act and are usually referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios.

Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. The assets of each portfolio are held separate from the assets of other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of the one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.


The Sub-Accounts Available Under the
Contracts Invest in the Following
Portfolios

o        The Income & Growth Portfolio of The
                                          ----
     Alger American Fund

o........The Growth and Income Portfolio and The Premier Growth Portfolio of the
     Alliance Variable Products Series Fund, Inc.


o        The Appreciation Portfolio - Initial
     Shares and The Small Cap Portfolio -
     Initial Shares of the Dreyfus Variable
                           -----------------

     Investment Fund

o        The Balanced Portfolio and The
     Worldwide Growth Portfolio of the Janus
                                       ------
     Aspen Series

o        The Emerging Growth Series, The

     Investors Trust Series, and The Research
     Series of the MFS(R) Variable Insurance Trust

o ________ The Emerging Markets Equity Portfolio, The Fixed Income Portfolio, The High Yield Portfolio, and The International Magnum Portfolio of the Stanley Dean WitterMorgan Stanley Universal Institutional Funds, Inc.


o        The Managed Portfolio and The Small Cap
     Portfolio of the OCC Accumulation Trust

o        The StocksPLUS Growth and Income

     Portfolio - Admin Class of the PIMCO
                                    ------

     Variable Insurance Trust

o        The Growth Portfolio and The Money
     Market Portfolio of the Transamerica
                             -------------
     Variable Insurance Fund, Inc.
     -----------------------------

THE CONTRACT

The contract is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. There may be differences between the contract issued and the general contract description contained in this prospectus because of requirements of the state where your contract is issued. Some of the state specific differences are included in the prospectus, but the prospectus does not include references to all state specific differences. All state specific contract features will be described in your contract.

Applying For A Contract

Individuals wishing to purchase a contract must complete an application. We offer contracts to individuals 89 years old and under. For applications for second-to-die contracts, both proposed insureds must be 89 years old or under. After receiving a completed application from a prospective contract owner, we will begin underwriting to decide the insurability of the proposed insured. We may require medical examinations and other information before deciding insurability. We issue a contract only after underwriting has been completed. We may reject an application that does not meet our underwriting guidelines.

A prospective contract owner may make a payment at the time the application is completed. The payment must be at least $10,000 and at least 80% of the guideline single premium for the face amount requested. Under these circumstances, we will issue a conditional receipt which provides fixed conditional insurance, but not until after all its conditions are met. Included in these conditions are the completion of both parts of the application, to the extent required by our underwriting guidelines, completion of all underwriting requirements, and the proposed insured must be insurable under Transamerica's rules for insurance under the contract, in the amount, and in the underwriting class applied for in the application. After all conditions are met, the amount of fixed conditional insurance provided by the conditional receipt will be the amount applied for, up to a maximum of $250,000 for persons age 16 to 65 and insurable in a standard underwriting class, and up to $100,000 for all other ages and underwriting classes.

If you made the initial payment before the date we approve the application, we will allocate the payment to our fixed account within two business days of receipt of the payment at our Variable Life Service Center. If we are unable to issue the contract, the payment will be returned to you without interest.

If your application is approved and the contract is issued, we will allocate your contract value within two days of the date we approve your application according to your allocation instructions. However, if your contract provides for a full refund of payments under its right to cancel provision as required in your state, we will initially allocate your sub-account investments to the sub-account investing in the Money Market Portfolio. We will reallocate all amounts according to your investment choices no later than the expiration of four calendar days plus the number of days under the state free look period. This period usually lasts for 10 days, but is longer in some circumstances. See THE CONTRACT - Free Look Right to Cancel.

If your initial payment is equal to the amount of the guideline single premium, the contract will be issued with the Guaranteed Death Benefit Rider at no additional cost. If the Guaranteed Death Benefit Rider is in effect on the final payment date, a guaranteed net death benefit will be provided thereafter unless the Guaranteed Death Benefit Rider is subsequently terminated. The Guaranteed Death Benefit Rider may not be available in all jurisdictions and is not available in Massachusetts.

Free Look Period

The contract provides for a free look period under the right to cancel provision. You have the right to examine and cancel your contract by returning it to us or to one of our representatives on or before the tenth day, or such later date as required in your state, after you receive the contract.

If your contract provides for a full refund under its right to cancel provision as required in your state, your refund will be your entire payment.

If your contract does not provide for a full refund, you will receive:

o        amounts allocated to the fixed account;
     plus

o        the contract value in the sub-accounts;
plus

o        all fees, charges and taxes which have
     been imposed.


In some states you will receive an amount equal to:

o        the surrender value of the contract on
     the valuation date we receive, in good
     order, your request to cancel your
     contract; plus

o ________ any fees or other charges deducted from payments made or from contract values. Such fees and charges include monthly deductions and surrender charges.


We may delay a refund of any payment made by check until the check has cleared your bank. Your refund will be determined as of the valuation date that the contract is received at our Variable Life Service Center.

Conversion Privilege

Within 24 months of the date of issue, you can convert your contract into a non-variable contract by transferring all contract value in the sub-accounts to the fixed account. The conversion will take effect at the end of the valuation period in which we receive, at our Variable Life Service Center, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate any future payments to the fixed account, unless you instruct us otherwise.

Payments

The contracts are designed for a large single payment to be paid by you on or before the date of issue. The minimum initial payment is $10,000. The initial payment is used to determine the face amount. The face amount will be determined by treating the payment as equal to 100% of the guideline single premium except as provided below.

You also indicate the desired face amount on the application. If the payment exceeds 100% of the guideline single premium for the face amount, the application will be amended and a contract with a higher face amount will be issued. If the payment specified is less than 80% of the guideline single premium for the face amount, the application will be amended and a contract with a lower face amount will be issued. You must agree to any amendment to the application.

Under our underwriting rules, the face amount must be based on 100% of the guideline single premium to be eligible for simplified underwriting and to qualify for the Guaranteed Death Benefit Rider.
Payments are payable to us. Payments may be made by mail to our Variable Life Service Center or through our authorized representative. Any additional payment, after the initial payment, is credited to the sub-accounts or fixed account on the date of receipt at our Variable Life Service Center.

The contract limits the ability to make additional payments. Any additional payments may not cause total payments to exceed the maximum payment on the specifications pages of your contract. Additional payments may be accepted by us subject to our underwriting approval if the payment would increase the amount of the death benefit. No additional payment may be less than $10,000 without our consent except as necessary to keep a contract in force.

Total payments may not exceed the current maximum payment limits under federal tax law. Where total payments would exceed the current maximum payment limits, we will only accept that part of a payment that will make total payments equal the maximum. We will return any part of a payment that is greater than that amount. However, we will accept a payment needed to prevent contract lapse during a contract year.

Allocation of Payments

In the application for your contract, you decide the initial allocation of the payment among the sub-accounts and the fixed account. You may allocate the payment to one or more of the sub-accounts and/or the fixed account. You may allocate payment among up to nineteen sub-accounts, plus the fixed account. The minimum amount that you may allocate to a sub-account or to the fixed account without our consent is 5.0% of the payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

You may change the allocation of any future payment by written request or telephone request. You have the privilege to make telephone requests, unless you elected not to have the privilege on the application. The policy of the Company and its representatives and affiliates is that they will not be responsible for losses resulting from acting on telephone requests reasonably believed to be genuine. We will use reasonable methods to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses from unauthorized or fraudulent instructions. We require that callers on behalf of a contract owner identify themselves by name and identify the contract owner by name, date of birth and social security number. All telephone requests are tape recorded. An allocation change will take effect on the date of receipt of the notice at our Variable Life Service Center.

The contract value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Review your allocations of contract value as market conditions and your financial planning needs change.

Transfer Privilege

At any time before the election of a benefit payment option, subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the fixed account. You may not transfer that portion of the contract value held in the fixed account that secures a contract loan.

We will make transfers at your written request or telephone request, as described in THE CONTRACT - Allocation of Payments. Transfers are effected at the value next computed after receipt of the transfer order.

The first 18 transfers in a contract year are free. After that, we may deduct a transfer charge, not to exceed $25, from amounts transferred on each additional transfer in that contract year.

Transfers involving the fixed account are currently allowed only if:

o        there has been at least a ninety day
     period since the last transfer from the
     fixed account; and

o ________ the amount transferred from the fixed account in each transfer does not exceed the lesser of $100,000 or 25% of the contract value.

These limitations do not apply to automatic transfers from the fixed account you elect to make under the dollar cost averaging option.

You may apply for automatic transfers under either the dollar cost averaging, or DCA, option, or the automatic account rebalancing, or AAR, option, by submitting your written request to our Variable Life Service Center. Transfers under either DCA or AAR are generally effective on the 15th day of each scheduled month. If your written request is received by us prior to the 15th of the month, your option may begin as early as the 15th of the month in which we receive your request. Otherwise, your option may begin as early as the 15th of the following month. You may cancel your election of an option by written request at any time with regard to future transfers. The DCA option and the AAR option may not be in effect at the same time on your contract. If you elect one option and, at a later date, submit written request for the other option, your new written request will be honored, and the previously elected option will be automatically terminated.


Other Restrictions on Transfers

We reserve the right, without prior notice, to modify, restrict or suspend the transfer privileges at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant amounts from one sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfer is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs that must be indirectly borne by the owner. Therefore, we reserve the right to require that all transfer requests be made by you and not by a third party holding a power of attorney. We may also require that each transfer you request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by you. We may choose not to allow telephone or facsimile transfer requests.


Dollar Cost Averaging or DCA

This option allows you to systematically transfer a set dollar amount from a source account you select for your contract on a monthly, quarterly, or semi-annual basis to one or more sub-accounts. You may choose either the Money Market sub-account or the fixed account as your source account. The minimum amount of each DCA transfer from the source account is $100, and you may not have value in more than nineteen sub-accounts. The DCA option is designed to reduce the risk of your purchasing units only when the price of the units is high, but you should carefully consider your financial ability to continue the option over a long enough period of time to purchase units when their value is low as well as when they are high. The DCA option does not assure a profit or protect against a loss. The DCA option will terminate automatically when the value of your source account is depleted.

There is no additional charge for electing the DCA option. Transfers to the fixed account are not permitted under the DCA option. Transfers from the fixed account as the source account will not be subject to the limitations on transfers from the fixed account. We reserve the right to terminate the DCA option at any time and for any reason.

The first automatic transfer for the elected DCA option counts as one transfer toward the 18 free transfers allowed in each contract year. Each subsequent automatic transfer for the elected option is free, and does not reduce the remaining number of transfers that are free in a contract year.

Automatic Account Rebalancing or AAR

Once your payments and requested transfers have been allocated among your sub-account choices, the performance of each sub-account may cause your allocation to shift such that the relative value of one or more sub-accounts is no longer consistent with your overall objectives. Under the AAR option, the balances in your selected sub-accounts can be restored to the allocation percentages you elect on your written request by transferring values among the sub-accounts. You may not have value in more than nineteen sub-accounts.

The minimum percentage allocation for each selected sub-account without our consent is 5%, and percentage allocations must be in whole numbers. The AAR option is available on a quarterly, semi-annual or annual basis. The minimum total amount of the transfers under the AAR option is $100 per scheduled date. If the total transfer amount would be less than $100, no transfer will occur on that scheduled date. The AAR option does not guarantee a profit or protect against a loss.

There is no additional charge for electing the AAR option. Transfers to or from the fixed account are not permitted under the AAR option. We reserve the right to terminate the AAR option at any time and for any reason.

The first automatic transfer for the elected AAR option counts as one transfer toward the 18 free transfers allowed in each contract year. Each subsequent automatic transfer for the elected option is free, and does not reduce the remaining number of transfers that are free in a contract year.

The following transfers will not count toward the 18 free transfers:

o        any transfers made for a conversion
     privilege;

o ________ transfers to or from the Money Market sub-account during the free-look period if your contract provides for a full refund of payments under the free-look provision;

o        transfers because of a contract loan or
     a contract loan repayment; and

o        transfers because of a material change
     in investment policy.

Transfer Privileges Subject to Possible Limits

All of the transfer privileges described above are subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

o        minimum amount that may be transferred;

o        minimum amount that may remain in a
     sub-account following a transfer from that sub-account;

o        minimum period between transfers
     involving the fixed account; and

o        maximum amounts that may be transferred
     from the fixed account.

These rules are subject to change by us.

Death Benefit

If the contract is in force on the date the insured dies, we will, with due proof of death, pay the net death benefit to the named beneficiary. For second-to-die contracts, the net death benefit is payable on the death of the last surviving insured. There is no death benefit payable on the death of the first insured to die. We will normally pay the net death benefit within seven days of receiving due proof of the insured's death, but we may delay payment of net death benefits. The beneficiary may receive the net death benefit in a lump sum or under a benefit payment option, unless the benefit payment option has been restricted by the contract owner. The net death benefit is the amount of the death benefit reduced by certain amounts, as described below. The amount of the death benefit in some instances depends on whether the Guaranteed Death Benefit Rider is in effect on the contract at the time of the insured's death.

Guaranteed Death Benefit Rider

The Guaranteed Death Benefit Rider may not be available in all jurisdictions and is not available in Massachusetts. If at the time of issue the contract owner has made payments equal to 100% of the guideline single premium, a Guaranteed Death Benefit Rider will be added to the contract at no additional charge, if the rider is available in your state. The contract will not lapse while the Guaranteed Death Benefit Rider is in force. The Guaranteed Death Benefit Rider will terminate and may not be reinstated on the first to occur of:

o        foreclosure of the outstanding loan,

o        a request for a partial withdrawal or a
     loan after the final payment date, or

o        your written request to terminate the
rider.

Death Benefit and Net Death Benefit

Through the final payment date, the death benefit is equal to the greater of:

o        the face amount, or
o        the guideline minimum sum insured.

Through the final payment date, the net death benefit is:

o        the death benefit, minus

o ________ any outstanding loan and monthly deductions due and unpaid through the contract month in which the insured dies, as well as any unpaid partial withdrawals, withdrawal transaction fees, and applicable surrender charges.

If the Guaranteed Death Benefit Rider is in effect on the final payment date, and is not subsequently terminated, then the death benefit after the final payment date is the greater of:

o        the face amount on the final payment
     date, or

o        the guideline minimum sum insured as of
     the date due proof of death is received by us.

The net death benefit after the final payment date if the Guaranteed Death Benefit Rider is in effect is:

o        the death benefit, minus

o        any outstanding loan, through the month
     in which the insured dies.

If the Guaranteed Death Benefit Rider is not in effect, then the death benefit after the final payment date is the guideline minimum sum insured as of the date due proof of death is received by us.

The net death benefit after the final payment date if the Guaranteed Death Benefit Rider is not in effect is:

o        the death benefit, minus

o ________ any outstanding loan, through the month in which the insured dies, as well as any unpaid partial withdrawals, withdrawal transaction fees, and applicable surrender charges.




Guideline Minimum Sum Insured

The guideline minimum sum insured is a percentage of the contract value as set forth in Appendix A - Guideline Minimum Sum Insured. The guideline minimum sum insured is computed based on federal income tax regulations to ensure that the contract qualifies as a life insurance contract and that the insurance proceeds generally will be excluded from the gross income of the beneficiary.

Illustration

In this illustration, assume that the insured is under the age of 40, and that there is no outstanding loan.

A contract with a $100,000 face amount will have a death benefit of at least $100,000. However, because the death benefit must be equal to or greater than 265% of contract value, if the contract value exceeds $37,736 the death benefit will exceed the $100,000 face amount. In this example, each dollar of contract value above $37,736 will increase the death benefit by $2.65. For example, a contract with a contract value of $50,000 will have a guideline minimum sum insured of $132,500 ($50,000 X 2.65); contract value of $60,000 will produce a guideline minimum sum insured of $159,000 ($60,000 X 2.65); and contract value of $75,000 will produce a guideline minimum sum insured of $198,750 ($75,000 X 2.65).

Similarly, if the contract value exceeds $37,736, each dollar taken out of the contract value will reduce the death benefit by $2.65. If, for example, the contract value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $159,000 to $132,500. If, however, the contract value multiplied by the applicable percentage from the table in Appendix A is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the insured's age increases. If the insured's age in the above example were, for example, 50, rather than between zero and 40, the applicable percentage would be 200%. The death benefit would not exceed the $100,000 face amount unless the contract value exceeded $50,000, rather than $37,736, and each dollar then added to or taken from contract value would change the death benefit by $2.00.

Option to Accelerate Death Benefits
(Living Benefits Rider)

Subject to state law and approval, you may elect to add the Option to Accelerate Death Benefits, (Living Benefits Rider) to your contract. This rider is only available for contracts providing insurance coverage on a single life. The rider is not available on second-to-die contracts. There is no direct charge for this rider. The rider allows you to receive a portion of the net death benefit while the insured is alive, subject to the conditions of the rider. You may submit a written request to receive the living benefit under this rider if the contract is in force and a qualified physician certifies that the insured has an illness or physical condition which is likely to result in the insured's death within 12 months. You may receive the living benefit either in a single sum or in 12 equal payments. The option may only be exercised once under the contract.

The amount you may receive is based on the option amount. The option amount is the portion of the death benefit you elect to apply under the rider as an accelerated death benefit. The option amount must be at least $25,000 and may not exceed the smallest of:

o        one-half of the death benefit on the
     date the option is elected; or

o        the amount that would reduce the face
     amount to our current minimum issue limit;
     or

o        $250,000.

The living benefit is the lump sum benefit under this rider and is the amount used to determine the monthly benefit under the rider. It is the actuarially calculated present value of the option amount adjusted to reflect the actuarial present value of lost future mortality charges and to reflect any outstanding loans. The methodology used in this calculation is on file with state departments of insurance, where required. Subject to state law, an expense charge of $150 will be deducted from the contract value if you exercise the option under this rider.

If you elect to exercise this option, your
contract will be affected as follows:
o........a portion of the outstanding loan will
     be deducted from the living benefit, while the remaining outstanding loan will continue in force;

o        the contract's death benefit will be
     decreased by the option amount; and

o        the contract value will be reduced in
     the same proportion as the reduction in the death benefit.

The portion of the outstanding loan which will be deducted from the living benefit will equal the outstanding loan times the option amount divided by the death benefit.

There will be no surrender charges assessed on the reduction in contract value.

If you elect to exercise this option, we will provide you with a written statement of the effect exercising this option will have on the values in your contract, including the effect on the outstanding loan amount, the death benefit, and the surrender value. We will not distribute the living benefit to you until you authorize the distribution after we have provided this written statement.

The rider is intended to provide a qualified accelerated death benefit that is excludable from gross income for federal income tax purposes. Whether any tax liability may be incurred, however, depends upon a number of factors. The rider may not be available in all jurisdictions.

Contract Value

The contract value is the total value of your contract. It is the sum of:

o        your accumulation in the fixed account;
     plus

o        the value of your units in the
sub-accounts.

There is no guaranteed minimum contract value. The contract value on any date depends on variables that cannot be predetermined.

Your contract value is affected by the:

o        amount of your payments;

o        interest credited in the fixed account;
o investment performance of the sub-accounts you select;

o        partial withdrawals;

o        loans, loan repayments and loan
     interest paid or credited; and

o        charges and deductions under the
contract.

Computing Contract Value

We compute the contract value on the date of issue and on each valuation date. On the date of issue, the contract value is:


o        your payment plus any interest earned
     during the period it was allocated to the fixed account; minus


o        the monthly deductions due.

On each valuation date after the date of issue, the contract value is the sum of:

o        accumulations in the fixed account; plus

o        the sum of the products of:

o        the number of units in each
         sub-account; times

o        the value of a unit in each sub-account
         on the valuation date.

The Unit

We allocate each payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.

The number of units of each sub-account credited to the contract is the quotient of:

o        that part of the payment allocated to
     the sub-account; divided by

o ________ the dollar value of a unit on the valuationo date the payment is received at our Variable Life Service Center. For payments received before the end of the free-look period for your contract, however, different rules may apply.

The number of units will remain fixed unless changed by a split of unit value, transfer, transfer charge, loan, partial withdrawal or surrender. Also, monthly deductions taken from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from valuation date to valuation date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the portfolio in which the sub-account invests. The value of each unit was set at $10.00 on the first valuation date of each sub-account, except that the value for the Money Market sub-account was set at $1.00.

The value of a unit on any valuation date is the product of:

o        the dollar value of the unit on the
     preceding valuation date; times

o        the net investment factor.

Net Investment Factor

The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is the result of:

o        the net asset value per share of a
     portfolio held in the sub-account
     determined at the end of the current
     valuation period; plus

o ________ the per share amount of any dividend or capital gain distributions made by the portfolio on shares in the sub-account if the ex-dividend date occurs during the current valuation period; divided by

o        the net asset value per share of a
     portfolio share held in the sub-account
     determined as of the end of the immediately preceding valuation period; minus

o ________ the mortality and expense risk charge for each day in the valuation period at an annual rate of 0.80% of the daily net asset value of that sub-account.

The net investment factor may be more or less than one.
Benefit Payment Options

The net death benefit payable may be paid in a single sum or under one or more of the benefit payment options then offered by the Company. Benefit payment options are paid from the general account and are not based on the investment experience of the separate account. These benefit payment options also are available at the maturity date or if the contract is surrendered. If no election is made, we will pay the net death benefit in a single sum.

Optional Insurance Benefits

You may add an optional insurance benefit to the contract by rider, as described in Appendix B - Optional Insurance Benefits. The cost of optional insurance benefits, if any, becomes part of the monthly deductions. All riders may not be available in all jurisdictions, and the names of the riders may vary by jurisdiction.

Surrender

You may surrender the contract and receive its surrender value. The surrender value is:

o        the contract value; minus

o        any outstanding loan and surrender
charges.

We will compute the surrender value on the valuation date on which we receive your written request for surrender. We will deduct a surrender charge if you surrender the contract within nine full contract years of the date of issue. If you reinstate your contract, however, your surrender charges upon reinstatement will be the charges which applied on the date of default, and contract years will be adjusted accordingly. The surrender value may be paid in a lump sum or under a benefit payment option then offered by us. We will normally pay the surrender value within seven days following our receipt of your written request. We may delay benefit payments under the circumstances described in OTHER CONTRACT PROVISIONS - Delay of Benefit Payments.

The surrender value will generally be includible in gross income to the extent that the surrender value plus any outstanding loan at the time of surrender exceeds the tax basis in the contract. In addition, if the contract is a modified endowment contract, or MEC, a 10% federal tax penalty may apply to the taxable portion of the surrender value if the contract owner is less than 59 1/2 years old at the time of the distribution. See Taxation of the Contracts for important information about surrenders.

Partial Withdrawal

You may withdraw part of the contract value on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the fixed account. If you do not provide allocation instructions, we will make a pro rata allocation. Each partial withdrawal must be at least $1,000. We will not allow a partial withdrawal if it would reduce the contract value below $10,000. The face amount is reduced proportionately based on the ratio of the amount of the partial withdrawal plus withdrawal transaction fees and applicable surrender charges to the contract value on the date of withdrawal.

On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the withdrawal transaction fee plus the applicable surrender charges. We will normally pay the partial withdrawal within seven days following our receipt of the written request. We may delay payment as described in OTHER CONTRACT PROVISIONS - Delay of Benefit Payments.

If the contract is considered a modified endowment contract or MEC, a partial withdrawal will be includible in gross income on an income-out-first basis. Additionally, a 10% federal tax penalty may apply to the taxable portion of a partial withdrawal if the contract owner is less than 59 1/2 years old at the time of the distribution. See Taxation of the Contracts for important information about partial withdrawals.

CHARGES AND DEDUCTIONS

The following charges will apply to your contract under the circumstances described. Some of these charges apply throughout the contract's duration.

Monthly Deductions

On the monthly processing date, we will deduct an amount to cover charges and expenses incurred in connection with the contract. No monthly deductions will be taken after the final payment date or, for the distribution fee and the tax charge, after the end of the tenth contract year. This monthly deduction will be deducted by subtracting values from the fixed account accumulation and/or canceling units from each applicable sub-account in the ratio that the portion of the contract value in the sub-account bears to the contract value. The amount of the monthly deduction will vary from month to month. If the contract value is not sufficient to cover the monthly deduction which is due, the contract may lapse.

The monthly deduction is comprised of the following charges:

Administration Charge: We impose a monthly charge at an annual rate of 0.30% of the contract value. This charge is to reimburse us for administrative expenses incurred in the administration of the contract. It is not expected to be a source of profit.

Monthly Insurance Protection Charge: Immediately after the contract is issued, the death benefit will be greater than the payment. While the contract is in force, the death benefit generally will be greater than the payments. To enable us to pay this excess of the death benefit over the contract value, a monthly cost of insurance charge is deducted. This charge varies depending on the type of contract and the underwriting class of the insured. In no event will the current deduction for the cost of insurance exceed the guaranteed maximum insurance protection rates set forth in the contract. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Mortality Tables (age last birthday), tobacco user or non-tobacco user, and the insured's sex (Mortality Table B for unisex contracts and Mortality Table D for second-to-die contracts) and age. There are appropriate adjustments in the rates for non-standard ratings. The tables used for this purpose set forth different mortality estimates for males and females and for tobacco user and non-tobacco user. Any change in the insurance protection rates will apply to all insureds of the same age, sex and underwriting class whose contracts have been in force for the same period.

The underwriting class of an insured will affect the insurance protection rate. We currently place insureds into standard underwriting classes and non-standard underwriting classes. The underwriting classes are also divided into two categories: tobacco user and non-tobacco user. We will place insureds under the age of 18 at the date of issue in a standard or non-standard underwriting class. We will then classify the insured as a non-tobacco user when the insured reaches age 18.

We also charge different current monthly insurance protection rates depending upon whether the contract was issued based on simplified underwriting criteria or, instead, was issued based on full underwriting. For example, the rates charged for a standard, non-tobacco user underwriting class will differ between individuals in that class covered under contracts issued on a simplified underwriting basis compared to individuals in that class covered under contracts issued on a fully underwritten basis.

Surrender  Simplified   underwriting   applies  to  all  ______________   Charge
applications which meet all of our simplified underwriting guidelines. These guidelines include:

o        the insured (the younger insured for
     second-to-die applications) is at least 30 years old but not older than 80 on the date of issue;

o        the payment made is 100% of the
     guideline single premium;

o        the payment is at least $10,000 but not
     more than the maximum permitted for the age of the insured; and

o        information disclosed on the
     application is consistent with our current simplified underwriting guidelines.

Any application which does not meet all of our simplified underwriting guidelines will be fully underwritten. We may change our simplified underwriting criteria at any time.

Distribution Fee: During the first ten contract years, we make a monthly deduction to compensate us for a portion of the sales expenses which are incurred by us with respect to the contracts. This charge is equal to an annual rate of 0.40% of the contract value.



Tax Charge: During the first ten contract years, we make a monthly deduction to partially compensate us for state and local premium taxes, and federal income tax treatment of deferred acquisition costs. This charge is equal to an annual rate of 0.20% of contract value. Premium tax rates vary from state to state and are a percentage of payments made by contract owners to us. Currently, rates in the fifty states and the District of Columbia range between 0.50% and 3.50%. Since we are subject to retaliatory tax in some states, the effective premium tax for us typically ranges between 2.0% and 3.5%. Typically, we pay premium tax or retaliatory tax in all jurisdictions, but the tax charge will be deducted, even if we are not subject to premium or retaliatory tax in a state. We do not intend to profit from this charge.


Rider Charges: Any charges for riders are deducted monthly. Currently we do not impose any charges for riders available under the contract.

Daily Deductions

We assess each sub-account with a charge for mortality and expense risks we assume. Portfolio expenses are also reflected in the separate account.

Mortality and Expense Risk Charge: We impose a daily charge at an annual rate of 0.80% of the average daily net asset value of each sub-account. This charge compensates us for assuming mortality and expense risks for variable interests in the contracts.

The mortality risk we assume is that insureds may live for a shorter time than anticipated. If this happens, we will pay more net death benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the contracts will exceed those compensated by the administration charges in the contracts. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.

Portfolio Expenses: The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the portfolios whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the portfolios contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See Taxation of the Contracts.

Surrender Charge

The contract's contingent surrender charge is a deferred sales charge and an unrecovered tax charge. The deferred sales charge compensates us for distribution expenses, including commissions to our representatives, advertising and the printing of prospectuses and sales literature.

-------------------------------------------------
                                  Contract Year
---------------------------------------------------
--------------------------- ----------------------
            1                        9%
--------------------------- ----------------------
--------------------------- ----------------------
            2                        8%
--------------------------- ----------------------
--------------------------- ----------------------
            3                        7%
--------------------------- ----------------------
--------------------------- ----------------------
            4                        6%
--------------------------- ----------------------
--------------------------- ----------------------
            5                        5%
--------------------------- ----------------------
--------------------------- ----------------------
            6                        4%
--------------------------- ----------------------
--------------------------- ----------------------
            7                        3%
--------------------------- ----------------------
--------------------------- ----------------------
            8                        2%
--------------------------- ----------------------
--------------------------- ----------------------
            9                        1%
--------------------------- ----------------------
--------------------------- ----------------------
           10+                       0%
--------------------------- ----------------------

The surrender charge applies for nine contract years and is assessed as a percentage of payments made to the contract (adjusted for payments previously withdrawn). See Reinstatement, however, for how surrender charges and applicable contract years are adjusted if a contract is reinstated. We impose the surrender charge only if, during its duration, you request a full surrender or you request a partial withdrawal in excess of the Free 10% Withdrawal Amount.

Partial Withdrawal Costs -- Surrender
Charges and Withdrawal Transaction
Fees

A surrender charge may be deducted from contract value due to partial withdrawal. However, in any contract year, you may withdraw, without a surrender charge, up to:

o........10% of the contract value; minus

o        the total of any prior free withdrawals in the same contract year.

This amount is called the Free 10% Withdrawal. The right to make the Free 10% Withdrawal is not cumulative from contract year to contract year. For example, if only 8% of contract value were withdrawn in the second contract year, the amount you could withdraw in future contract years would not be increased by the amount you did not withdraw in the second contract year.

We impose any applicable surrender charge on any withdrawal greater than the free 10% withdrawal.

Currently, we do not impose a withdrawal transaction fee for partial withdrawals. We reserve the right to impose a withdrawal transaction fee of 2.0% of the amount withdrawn, not to exceed $25.

Transfer Charges

The first 18 transfers in a contract year are free. After that, we may deduct a transfer charge not to exceed $25 from amounts transferred in that contract year. This charge reimburses us for the administrative costs of processing the transfer.

If you apply for automatic transfers under the DCA or AAR option, the first automatic transfer for the elected option counts as one transfer. Each future automatic transfer for the elected option is without charge and does not reduce the remaining number of transfers that may be made without charge.

Each of the following transfers of contract value is free and does not count as one of the 18 free transfers in a contract year:

o        a conversion within the first 24 months from date of issue;

o        a transfer to the fixed account to secure a loan;

o        a transfer from the fixed account as a result of a loan repayment;

o a reallocation of value in the Money Market sub-account as described above under THE CONRACT - Applying for a Contract; and,

o        a transfer made because of a material change in investment policy.

CONTRACT LOANS

You may borrow money secured by your contract value, both during and after the first contract year. The total amount you may borrow is the loan value. The maximum loan value is 90% of the result of contract value less surrender charges. Contract value equal to the outstanding loan will earn monthly interest in the fixed account at an annual rate of at least 4.0%.

The minimum loan amount is $1,000. The maximum loan amount is the loan value minus any outstanding loan. We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER CONTRACT PROVISIONS - Delay of Payments.

We will allocate the loan among the sub-accounts and the fixed account according to your instructions. If you do not make an allocation, we will make a pro rata allocation. We will transfer the portion of the contract value in each sub-account equal to the contract loan to the fixed account. We will not count this transfer as a transfer subject to the transfer charge.

Preferred Loan Option

Any portion of the outstanding loan that represents:

o        earnings in this contract;

o a loan from an exchanged life insurance policy that was carried over to this contract; or

o the available gain in the exchanged life insurance policy that was carried over to this contract may be treated as a preferred loan.

The available percentage of the gain carried over from an exchanged policy, less any policy loan carried over, which will be eligible for preferred loan treatment is as follows:
     ----------------------- ---------------------
           Beginning               Unloaned
        of Contract Year        Gain Available
     ----------------------- ---------------------
     ----------------------- ---------------------
               1                      0%
     ----------------------- ---------------------
     ----------------------- ---------------------
               2                     10%
     ----------------------- ---------------------
     ----------------------- ---------------------
               3                     20%
     ----------------------- ---------------------
     ----------------------- ---------------------
               4                     30%
     ----------------------- ---------------------
     ----------------------- ---------------------
               5                     40%
     ----------------------- ---------------------
     ----------------------- ---------------------
               6                     50%
     ----------------------- ---------------------
     ----------------------- ---------------------
               7                     60%
     ----------------------- ---------------------
     ----------------------- ---------------------
               8                     70%
     ----------------------- ---------------------
     ----------------------- ---------------------
               9                     80%
     ----------------------- ---------------------
     ----------------------- ---------------------
               10                    90%
     ----------------------- ---------------------
     ----------------------- ---------------------
              11+                    100%
     ----------------------- ---------------------


The annual interest rate credited to the contract value securing a preferred loan will be at least 5.5%. Currently, we credit interest to the contract value security a preferred loan at an annual effective interest rate of 6.0%.


For contracts issued subject to the jurisdiction of Connecticut, however:

o only the earnings in the contract are eligible for preferred loan treatment;

o        carryover loans are not permitted; and

o ________ no portion of the gain carried over from an exchanged life insurance policy is eligible for preferred loan treatment.

There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser and see Taxation of the Contracts.

Loan Interest Charged

Interest accrues daily at the annual rate of 6.0%. Interest is due and payable in arrears at the end of each contract year or for as short a period as the loan may exist. Interest not paid when due will be added to the outstanding loan by transferring the portion of the contract value equal to the interest due to the fixed account. The interest due will bear interest at the same rate.

Repayment of Outstanding Loan


You may repay any part of an outstanding loan at any time before the contract lapses and before the maturity date. We will allocate that part of the contract value in the fixed account that secured a repaid loan to the sub-accounts and fixed account according to your instructions. If you do not make a repayment allocation, we will allocate contract value according to your most recent payment allocation instructions. However, loan repayments allocated to the separate account cannot exceed that portion of the contract value previously transferred from the separate account to secure the outstanding loan.


If the outstanding loan exceeds the contract value less the surrender charge, the outstanding loan will be in default and the contract will enter a grace period. We will mail a notice of default and minimum required payment to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the contract will terminate with no value.

Effect of Contract Loans

Contract loans will affect the contract value and surrender value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the contract value in the fixed account that secures the loan.

We will deduct any outstanding loan from the proceeds payable when the insured dies or from a surrender.


If the Guaranteed Death Benefit Rider is not in effect, the contract will be in default if, on the monthly processing date, the surrender value is insufficient to cover the monthly deductions due. Additionally, whether or not the Guaranteed Death Benefit Rider is in effect on the contract, if an outstanding loan exceeds the contract value less surrender charges, the outstanding loan will be in default. On the date of default, the contract enters the grace period and will terminate at the end of the grace period unless you make sufficient payments to us before the end of the grace period.

As a result, increases in the outstanding loan and/or decreases in the contract value may make it more likely that your contract will lapse. Assuming you do not make loan repayments, the outstanding loan will increase if you receive additional loan amounts from your contract. The outstanding loan amount will also increase if you do not pay loan interest due in cash. Monthly deductions reduce your contract value. Your contract value, net of outstanding loans, will also decrease if you take additional loans from your contract or if you take partial withdrawals from your contract. The contract value in a sub-account on the contract may decline based on the investment performance of the underlying portfolio.


In the event the contract lapses or is otherwise terminated while a loan is outstanding, the loan is foreclosed and this foreclosure will be treated as cash received from the contract for income tax purposes.

If the contract is considered a modified endowment contract, or MEC, a loan taken from the contract will be includible in gross income on an income-out-first basis. Additionally, a 10% federal tax penalty may apply to the taxable portion of a loan if the contract owner is less than 59 1/2 years old at the time of the distribution.

For a discussion of the federal tax considerations of contract loans, see FEDERAL TAX CONSIDERATIONS - Contract Loans.

CONTRACT TERMINATION AND
REINSTATEMENT

Contract Lapse and Termination


If the Guaranteed Death Benefit Rider is not in effect on your contract, the contract will be in default if, on a monthly processing date, the surrender value is less than the monthly deductions due. If the contract goes into default, you will have a 62-day grace period in which to pay required premium. If sufficient premium is not paid by the end of the grace period, the contract will terminate without value.


If the Guaranteed Death Benefit Rider is in effect on your contract, the contract will not lapse. If the Guaranteed Death Benefit Rider is terminated, however, your contract may then lapse.

Additionally, whether or not the Guaranteed Death Benefit Rider is in effect on the contract, if the outstanding loan at any time exceeds the contract value minus the surrender charges, the outstanding loan will be in default. If the outstanding loan goes into default, you will have a 62-day grace period in which to pay back the excess outstanding loan. If you do not pay back the excess outstanding loan by the end of the grace period, the loan will be foreclosed and the contract will terminate without value.

If the Guaranteed Death Benefit Rider is in effect on the contract, the Guaranteed Death Benefit Rider will terminate if the loan is foreclosed. Once terminated, the Guaranteed Death Benefit Rider may not be reinstated. This rider may not be available in all jurisdictions and is not available in Massachusetts.

Reinstatement

A terminated contract may be reinstated within three years of the date of default and before:

o        the final payment date; or;

o ________ the maturity date, if the default occurred because the outstanding loan exceeded the contract value less surrender charges.

In some jurisdictions, a time period other than three years may apply to the reinstatement provision.

The reinstatement takes effect on the monthly processing date following the date you submit to us:

o        written application for reinstatement;

o evidence of insurability showing that the insured is insurable according to our current underwriting rules;

o a payment that is large enough to cover the cost of all contract charges and deductions that were due and unpaid during the grace period;

o a payment that is large enough to keep the contract in force for three months; and

o a payment or reinstatement of any loan against the contract that existed at the end of the grace period.

Contracts which have been surrendered may not be reinstated. The Guaranteed Death Benefit Rider may not be reinstated.

Surrender Charge

For the purpose of measuring the surrender charge period, the contract will be reinstated as of the date of default. The surrender charge on the date of reinstatement is the surrender charge that would have been in effect on the date of default. The remaining period during which surrender charges apply, as well as the percentage charge applicable, will be adjusted accordingly.

Contract Value on Reinstatement

The contract value on the date of reinstatement is:

o the payment made to reinstate the contract and interest earned from the date the payment was received at our Variable Life Service Center; plus

o an amount equal to the contract value less any outstanding loan on the date of default; less

o        the monthly deductions due on the date of reinstatement.

You may reinstate any outstanding loan.

OTHER CONTRACT PROVISIONS

Contract Owner

The contract owner named on the specification pages of the contract is the insured unless another contract owner has been named in the application. As contract owner, you are entitled to exercise all rights under your contract while the insured is alive, with the consent of any irrevocable beneficiary.

Beneficiary

The beneficiary is the person or persons to whom the net death benefit is payable on the insured's death. Unless otherwise stated in the contract, the beneficiary has no rights in the contract before the insured dies. While the insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. An irrevocable beneficiary may only be changed with the consent of the irrevocable beneficiary. If no beneficiary is alive when the insured dies, the contract owner, or the contract owner's estate, will be the beneficiary. If more than one beneficiary is alive when the insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the insured will pass to surviving beneficiaries proportionally, unless the contract owner has requested otherwise.

Assignment

You may assign a contract as collateral or make an absolute assignment. All contract rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the contract. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Variable Life Service Center. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

The following contract provisions may vary by state:

Limit on Right to Challenge the Contract

Except for fraud, unless such defense is prohibited by state law, or non-payment of premium, we cannot challenge the validity of your contract if the insured was alive after the contract has been in force for two years from the date of issue. This provision does not apply to any riders providing benefits specifically for disability or death by accident. We may also challenge the validity of your contract for two years from the effective date of:

o        any change in underwriting class that you request; and

o        any reinstatement.

Suicide

The net death benefit will not be paid if the insured commits suicide, while sane or insane, within two years from the date of issue. Instead, we will pay the beneficiary all payments made for the contract, without interest, less any outstanding loan and partial withdrawals.



Misstatement of Age or Sex

If the insured's age or sex is not correctly stated in the contract application, we will adjust the death benefit and the face amount under the contract to reflect the correct age and sex. The adjustment will be based upon the ratio of the maximum payment for the contract to the maximum payment for the contract issued for the correct age or sex. We will not reduce the death benefit to less than the guideline minimum sum insured. For a unisex contract, there is no adjusted benefit solely for misstatement of sex. No adjustment will be made if the insured dies after the final payment date, if the Guaranteed Death Benefit Rider is not in effect on the contract.

Delay of Payments

We may delay paying any amounts derived from a payment you made by check until the check has cleared your bank. Amounts payable from the separate account for surrender, partial withdrawals, net death benefit, contract loans and transfers may be postponed whenever:

o the New York Stock Exchange is closed other than customary weekend and holiday closings;

o        the SEC restricts trading on the New York Stock Exchange; or

o ________ the SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the separate account's net assets.


We may delay paying any amounts derived from payments you made by check until the check has cleared your bank. We reserve the right to defer amounts payable from the fixed account. This delay may not exceed six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the fixed account used to make payments on contracts that we or our affiliates issue will not be delayed.


FEDERAL TAX CONSIDERATIONS

The following is a summary of federal tax considerations for U.S. persons based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the contracts. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the contract owner is a corporation. You should consult a qualified tax adviser to apply the law to your circumstances.


Transamerica Occidental Life Insurance Company and the Separate Account

Transamerica is taxed as a life insurance company under Subchapter L of the Code. We do not currently charge for any income tax on the earnings or realized capital gains in the Separate Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the separate account.

Under current laws, we may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the separate account, we may charge for such taxes.


Taxation of the Contracts


We believe that the policies described in this prospectus are life insurance contracts under Code Section 7702. Section 7702 affects the taxation of life insurance contracts and places limits on amounts payable into contracts and on the relationship of the accumulation value to the death benefit. As life insurance contracts, the death benefits of the contracts are generally excludable from the gross income of the beneficiaries. In the absence of any guidance from the Internal Revenue Service, or IRS, on the issue, we believe that providing an amount at risk after age 99 in the manner provided at age 99 should be sufficient to maintain the excludability of the death benefit after age 99. However, this lack of specific IRS guidance makes the tax treatment of the death benefit after age 99 uncertain. Also, any increase in contract value should not be taxable until received by you or your designee, unless the contract is a modified endowment contract.


Federal tax law requires that the investment of each sub-account funding the contracts is adequately diversified according to Treasury regulations. We believe that the portfolios currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which contract owners may direct their investment assets to divisions of a separate investment account without being treated as the owner of such assets who is taxed directly on the income from such assets. Regulations may provide such guidance in the future. The contracts or our administrative rules may be modified as necessary to prevent a contract owner from being treated as the owner of any assets of the separate account who is taxed directly on their income.

A surrender, partial withdrawal, distribution, payment at maturity date, change in the face amount, lapse with contract loan outstanding, or assignment of the contract may have tax consequences. Within the first fifteen contract years, a distribution of cash required under Code Section 7702 because of a reduction of benefits under the contract may be taxable to the contract owner as ordinary income. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each insured, contract owner or beneficiary.

A life insurance contract is treated as a modified endowment contract, or MEC, if it otherwise meets the definition of life insurance under Code Section 7702 but either fails the "7-pay test" of Code Section 7702A or is received in exchange for a MEC. It is expected that most of the contracts will be MECs, except where a contract is issued as part of an exchange under Code Section 1035. Under Code Section 1035, an exchange of:

(1)      a life insurance contract entered into before June 21, 1988; or,

(2)      a life insurance contract that is not itself a MEC

will not cause the contract to be treated as a MEC provided no additional payments are made to the contract and there is no increase in the death benefit as a result of the exchange.


Modified Endowment Contracts. Special rules described below apply to the tax treatment of loans and other distributions under any life insurance contract that is classified as a modified endowment contract, or MEC. A MEC is a life insurance contract that either fails the 7-pay test or is received in exchange for a MEC. In general, a contract will fail this 7-pay test if at any time during the first seven contract years or during any subsequent 7-year test period resulting from a material change in the contract, the cumulative payments made to the contract, less any non-taxable withdrawals, exceed the sum of the net level premiums which would have been paid up to such time if the contract had provided for paid-up future benefits after the payment of 7 level annual premiums. If to comply with this 7-pay test limit any payment amount is refunded with applicable interest no later than 60 days after the end of the contract year in which it is received, such refunded amount, excluding interest, will reduce the cumulative amount of payment that is compared against such 7-pay test limit.

If there is any reduction in the contract's benefits during a 7-pay test period, the 7-pay test limit will be recalculated and the contract will be retested retroactively from the start of such period by taking into account such reduced benefit level from such starting date. Generally, any material change in the contract may be treated as producing a new contract for 7-pay test purposes, requiring the start of a new 7-pay test period as of the date of such change.


Distributions Under Modified Endowment

o ____ Contracts. The amount of partial withdrawals, whether or not subject to surrender charges, loans, and other distributions made before the insured's death under a MEC, or the assignment or pledge of any portion of the value of a MEC, are considered distributions from a MEC. Distributions are includible in gross income to the extent of any income in the contract on an income-out-first basis. A distribution is treated as allocable first to the income in the contract and then to a tax-free recovery of the contract's investment in the contract, or tax basis. If the contract is part of a collateral assignment split dollar arrangement, increases in surrender value may be distributions and taxable. Generally, a contract's tax basis is equal to its total premiums less amounts recovered tax-free. To the extent that the contract's cash value (ignoring surrender penalties except upon a full surrender) exceeds its tax basis, such excess constitutes its income in the contract. However, where more than one MEC has been issued to the same contract owner by the same insurer, or an affiliate, during a calendar year, all such MEC's are aggregated for purposes of determining the amount of a distribution from any such MEC that is includible in gross income.

In addition, any distribution from a MEC which is includible in gross income is subject to a 10% penalty tax on premature distributions, unless the taxpayer has attained age 59 1/2 or is disabled or the payment is part of a series of substantially equal periodic payments for a qualifying lifetime period.

Under Code Section 7702A(d) the MEC distribution rules apply not only to:

o all distributions made during the contract year in which the contract fails the 7-pay test, and during subsequent years; but also to

o ________ any distributions made in anticipation of such failure, which is deemed to include any distributions made during the two years prior to such failure.

The Treasury Department has not yet issued regulations or other guidance indicating what other distributions can be treated as made in anticipation of such a failure or how (that is, as of what date) income in the contract should be determined for purposes of any distribution that is deemed to be made in anticipation of a failure.

Contract Loans. Loans under contracts that are MECs are considered taxable distributions to the extent of any income in the contract. We believe that loans received under a contract that is not a MEC will be treated as an indebtedness of the contract owner for federal income tax purposes. Under current law, these loans will not constitute income for the contract owner while the contract is in force.

Interest  Disallowance.  Interest on contract loans is generally  nondeductible.
You  should   consult  your  tax  adviser  on  how  the  rules   governing   the
non-deductibility of interest would apply in your individual situation.


Withholding. If all or part of a distribution from the contract is includible in gross income, the Code requires us to withhold federal income tax unless the contract owner elects, in writing, not to have tax withholding apply. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions are at least $200 during a taxable year. Some states also require withholding for state income taxes.

The payment of death benefits is generally non-taxable and not subject to withholding.

If payments are delivered to foreign countries, however, the tax withholding rate will generally be 10% unless you certify to us that you are not a U.S. person residing abroad or a "tax avoidance expatriate" as defined in Code
Section 877. Such certification may result in withholding of federal income taxes at a different rate.

Taxable payments or distributions to non-resident aliens under the contract are generally subject to tax withholding at a 30% rate unless the rate is reduced or eliminated by an international tax treaty with the United States. The payment of death benefits is generally non-taxable and not subject to withholding.


VOTING RIGHTS

We are the legal owner of all portfolio shares held in the separate account and each sub-account. As the owner, we have the right to vote at a portfolio's shareholder meetings. However, to the extent required by federal securities laws and regulations, we will vote portfolio shares that each sub-account holds according to instructions received from contract owners with contract value in the sub-account. If any federal securities laws or regulations or their interpretation change to permit us to vote shares in our own right, we reserve the right to do so, whether or not the shares relate to the contracts.


Currently, we will provide each contract owner with amount allocated to a sub-account with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the separate account that do not relate to the contracts.

We will compute the number of votes that a contract owner may instruct on the record date established for the portfolio. This number is the quotient of:


o        each contract owner's contract value in the sub-account, divided by

o the net asset value of one share in the portfolio in which the assets of the sub-account are invested.


We may disregard voting instructions contract owners initiate in favor of any change in the investment policies or in any investment adviser or principal underwriter. Our disapproval of any change must be reasonable. Our disapproval of a change in investment policies or investment adviser must be based on a good faith determination that the change would not be contrary to state law or otherwise is improper under the objectives and purposes of the portfolios. If we do disregard voting instructions, we will include a summary of and reasons for that action in the next report to contract owners.




DIRECTORS AND PRINCIPAL OFFICERS OF
TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY


Patrick S. Baird*****                 Director of TOLIC since 1999. Director, Senior Vice President and Chief
                                      Operating Officer of Transamerica Life Insurance Company, (formerly PFL
                                      Life Insurance Company) since 1996. Executive Vice President and Chief
                                      Operating Officer of AEGON USA since 1995. Chief Financial Officer of
                                      AEGON USA from 1992 to 1995. Vice President and Chief Tax Officer of
                                      AEGON USA from 1984 to 1995.

Brenda K. Clancy*****                 Senior Vice President since 2000. Director of TOLIC since 1999. Senior
                                      Vice President, Corporate, of Transamerica Life Insurance Company,
                                      (formerly PFL Life Insurance Company) since 1991. Treasurer and Chief
                                      Financial Officer of Transamerica Life Insurance Company since 1996.


James W. Dederer, CLU*                Director, Executive Vice President, General Counsel and Corporate
                                      Secretary of TOLIC since 1988.


George A. Foegele**** _________________ Director and Senior Vice President since 1998;
                                      President and Chief Executive Officer of
                                      Transamerica Life Insurance Company of
                                      Canada since 1993.

Douglas                               C. Kolsrud***** _______________ Senior
                                      Vice President of TOLIC since 2000,
                                      Director since 1999. Director, Senior Vice
                                      President, Chief Investment Officer and
                                      Corporate Actuary, Investment Division, of
                                      Transamerica Life Insurance Company,
                                      (formerly PFL Life Insurance Company)
                                      since 1998.


Richard N. Latzer***                  Director, Senior Vice President and Chief Investment Officer of
                                      Transamerica Corporation since 1989. Director, President and Chief
                                      Executive Officer of Transamerica Investment Services, Inc. since 1988.


Karen O. MacDonald*                   Director, Executive Vice President and Chief Operating Officer since
                                      2000. Senior Vice President and Corporate Actuary from 1995 to 2000.

Gary U. Rolle*                        Director, Executive Vice President and Chief Investment Officer of
                                      Transamerica Investment Services, Inc., since 1981.

Paul E. Rutledge III**                President of Transamerica since 2000. Director and President,
                                      Reinsurance Division since 1998. President, Life Insurance Company of
                                      Virginia, 1991-1997.

Craig                                 D. Vermie***** __________________ Director
                                      of TOLIC since 1999. Director, Vice
                                      President and General Counsel, Corporate, of Transamerica Life Insurance Company,
                                      (formerly PFL Life Insurance Company)
                                      since 1990.

Ron F. Wagley, CLU*                   President and Director since 1999. Senior Vice President and Chief
                                      Agency Officer of TOLIC since 1993. Vice President of TOLIC from 1989 to 1993.




*The business address is 1150 South Olive Street, Los Angeles, California 90015.
**The business address is 401 North Tryon Street, Charlotte, North Carolina 28202.
***The business address is 600 Montgomery Street, San Francisco, California 94111.
****The business address is 300 Consilium Place, Scarborough, Ontario, Canada M1H3G2.
*****The business address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52449.


DISTRIBUTION

Transamerica Securities Sales Corporation, or TSSC, acts as the principal underwriter and general distributor of the contract. TSSC is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, or NASD. TSSC was organized on February 26, 1986, under the laws of the state of Maryland. Broker-dealers sell the contracts through their registered representatives who are appointed by us.


We pay to broker-dealers who sell the contract commissions based on a commission schedule, Broker-dealers may choose among available commission options. Each option includes a commission equal to a percentage of the payment made to the contract. Certain options also include a commission equal to a percentage of the unloaned contract value, or trail commission, paid quarterly beginning with the second contract year on in force contracts. Commission options provide for commissions of up to 8.0% of payments made, with no trail commissions, and lesser commissions on payments made but with trail commissions. Trail commissions may be up to 0.65%, on an annual basis, of unloaned contract value. TSSC's expenses related to its role as principal underwriter of variable insurance products are covered by those affiliated insurance companies which issue the contract. No amounts are retained by TSSC.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


We intend to recoup commissions and other sales expenses, primarily, but not exclusively through:



o        the distribution fee;

o        the surrender charges; and

o investment earnings on amounts allocated under contracts to the fixed account.

Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the separate account.


Pending regulatory approvals, TSSC intends to distribute the contract in all states, except New York, as well as in Washington, D.C., and in certain possessions and territories.


REPORTS


We maintain the records for the separate account.

We will send you statements of transactions under your contract, including:


o        payments;


o        transfers among sub-accounts and the fixed account;


o        partial withdrawals;

o        increases in loan amount or loan repayments;


lapse or default for any reason; and


o        reinstatement.


Scheduled periodic transactions involving monthly deductions will be confirmed annually in lieu of an immediate transaction confirmation.


We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the contract year. It will also set forth the status of the death benefit, contract value, surrender value, amounts in the sub-accounts and fixed account, and any contract loans.

Upon request, we will also provide you with a projection of values for your contract. Each contract year, you may request one projection of values report without charge. For each subsequent report you request in a contract year, we may charge up to $25. We will send you reports containing financial statements and other information for the separate account and the portfolios as the 1940 Act requires.

SERVICES

We receive fees from the investment advisers or other service providers of certain portfolios in return for providing certain services to contract owners.


PERFORMANCE INFORMATION

We may advertise total return and average annual total return performance information based on the periods that the portfolios have been in existence. The results for any period prior to the contracts being offered will be calculated as if the contracts had been offered during that period of time, with all charges assumed to be those applicable to the sub-accounts and the portfolios.

The average total returns shown will reflect sub-account performance, and will include deductions for expenses of the portfolios and for the mortality and expense risk charge of the separate account. The performance numbers will generally NOT include any of the charges, fees or deductions associated with the contracts. Specifically, they will not include the monthly deductions; any other fees or charges; nor the surrender charges for surrenders during the first nine contract years. If these charges, fees and deductions were taken into consideration, the performance would have been substantially less. We may advertise other performance calculations.

We will provide prospective owners with customized illustrations showing how charges, fees, deductions, payments and other contract activity could affect death benefits.

We may compare performance information for a sub-account in reports and promotional literature to:

o        Standard & Poor's 500 Stock Index, or the S&P 500;

o        Dow Jones Industrial Average, or the DJIA;

o        Shearson Lehman Aggregate Bond Index;

o    other  unmanaged  indices  of  unmanaged   securities  widely  regarded  by
     investors as representative of the securities markets;

o other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services;

o other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria; and

o        the Consumer Price Index.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administration charges, separate account charges and portfolio management costs and expenses. Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in light of market conditions during a period and in considering a portfolio's success in meeting its investment objectives.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to contract owners and prospective contract owners. These topics may include:

o ________ the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques, such as value investing, market timing, dollar cost averaging, asset allocation, and automatic account rebalancing;

o the advantages and disadvantages of investing in tax-deferred and taxable investments;

o        customer profiles and hypothetical payment and investment scenarios;

o        financial management and tax and retirement planning; and

o ________ investment alternatives to certificates of deposit and other financial instruments, including comparisons between the contracts and the characteristics of and market for the financial instruments.

In the table below, One-Year Total Return refers to the total of the income generated by a sub-account, based on certain charges and assumptions as described in the table, for the one-year period ended December 31, 2000. Average Annual Total Return is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the sub-account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                         Adjusted Historical Performance
               Excluding Monthly Deductions And Surrender Charges

The following performance information is based on the periods that the portfolios have been in existence. It includes information for periods before the inception of the sub-accounts(1). The performance information is net of total portfolio expenses and all sub-account charges. The data does not reflect monthly deductions (charges) under the contracts or surrender charges. If these charges and deductions were included, the figures would be significantly lower. Returns are for the period ended December 31, 2000.


-------------------------------------------------------------------------------

                                                                                         10 Year or
-------------------------------------------------                                        Life of the
                                                                                     Portfolio (if Less    Number of
                                                                           5 Year       than 10 Years     Years Since
                                                                           Average     Since Portfolio     Portfolio
                                                  Portfolio    1 Year      Annual    Inception) Average    Inception
                   Sub-Account                    Inception     Total       Total    Annual Total Return   (if Less
                Investing in the                     Date      Return      Return                           than 10
             Corresponding Portfolio                                                                        Years)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Alger American Income & Growth                     11/15/88    -2.06%      23.88%          17.79%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Alliance VP Growth and Income                      1/14/91     12.98%      18.68%          14.38%            9.96

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth                         6/26/92     -17.25%     20.84%          19.34%            8.51

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Appreciation Portfolio -             4/05/93     -1.45%      17.37%          16.20%            7.74
Initial Shares

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Small Cap Portfolio -                8/31/90     12.40%      11.99%          33.27%             N/A
Initial Shares

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced                        9/13/93     -3.06%      17.78%          16.24%            7.30

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide Growth                9/13/93     -16.35%     22.04%          21.27%            7.30

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

MFS(R)Emerging Growth Series                        7/24/95     -20.25%     21.17%          22.76%            5.44

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

MFS(R)Investors Trust Series                        10/09/95    -0.95%      15.12%          15.77%            5.23

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

MFS(R)Research Series                               7/26/95     -5.61%      15.53%          16.25%            5.43

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

MS UIF Emerging Markets Equity                     10/01/96    -39.39%       N/A           -3.57%            4.25

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                                1/02/97     10.20%        N/A            5.85%            3.99

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                                  1/02/97     -11.31%       N/A            2.49%            3.99

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

MS UIF International Magnum                        1/02/97     -13.15%       N/A            5.55%            3.99

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust Managed(2)                  8/01/88      8.86%      12.23%          17.19%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust Small Cap(3)                8/01/88     43.02%      12.41%          15.51%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth and Income-            12/31/97    -10.22%       N/A           11.27%            3.00
Admin Class

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth(4)                         2/26/69     -10.41%     26.25%          25.95%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money Market                      1/02/98      5.07%        N/A            4.31%            2.99

-----------------------------------------------------------------------------------------------------------------------


As of December 31, 2000, the 7-Day Money Market sub-account yield was 5.24%.
(1) The sub-account inception date was February 22, 1999, except for the MS UIF Emerging Markets Equity and the PIMCO VIT StocksPLUS Growth and Income - Admin Class sub-accounts. The inception date of these sub-accounts was October 15, 1999.

(2) On September 16th, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust, (the Old Trust) was effectively divided into two investment funds - the Old Trust and the present OCC Accumulation Trust, (the Present Trust), at which time the Present Trust commenced operations. The total net assets of the managed portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the managed portfolio of the Present Trust reflect the performance of the managed portfolio of the Old Trust.

(2)(3) ___ On September 16th, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust, (the Old Trust) was effectively divided into two investment funds - the Old Trust and the present OCC Accumulation Trust, (the Present Trust) at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

(3)(4) ___ The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. One-year total return and average annual total return figures are based on historical earnings and are not intended to indicate futureperformance.

performance. Performance information should be considered in lightof:

o        of the investment objectives and policies,
o the characteristics and quality of the portfolio in which a sub-account invests, and
o        the market conditions during the given time period.

Performance information should not be considered as a representation of what may be achieved in the future.

portfolio in which a sub-account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.





LEGAL PROCEEDINGS

There are no pending legal proceedings involving the separate account or its assets. Transamerica is not involved in any litigation that is materially important to its total assets.

ADDITION, DELETION OR
SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the sub-accounts. We may redeem the shares of a portfolio and substitute shares of another registered open-end management company, if:

o........the shares of the portfolio are no longer available for investment; or

o ________ in our judgment further investment in the portfolio would be improper based on the purposes of the separate account or the affected sub-account.




Where the 1940 Act or other law requires, we will not substitute any shares respecting a contract interest in a sub-account without notice to contract owners and prior approval of the SEC and state insurance authorities. The separate account may, as the law allows, purchase other securities for other contracts or allow a conversion between contracts on a contract owner's request.

We reserve the right to establish additional sub-accounts funded by a new portfolio or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts or eliminate one or more sub-accounts.

Shares of the portfolios are issued to other separate accounts of Transamerica and its affiliates that fund variable annuity contracts and that fund other variable life contracts. This is referred to as mixed funding. Shares of the portfolios are also issued to other unaffiliated insurance companies. This is referred to as shared funding. It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life insurance contract owners or variable annuity contract owners. We do not believe that mixed funding is currently disadvantageous to either variable life insurance contract owners or variable annuity contract owners.

We will monitor events to identify any material conflicts because of mixed funding. If we conclude that separate portfolios should be established for variable life and variable annuity separate accounts, or for separate variable life separate accounts, we will bear the expenses.

We may change the contract to reflect a substitution or other change and will notify contract owners of the change. Subject to any approvals the law may require, the separate account or any sub-accounts may be:

o        operated as a management company under the 1940 Act;

o        deregistered under the 1940 Act if registration is no longer required;
         or

o        combined with other sub-accounts or our other separate accounts.

FURTHER INFORMATION

We have filed a registration statement under the Securities Act of 1933 for this offering with the SEC. Under SEC rules and regulations, we have omitted from this prospectus parts of the registration statement and amendments. Statements contained in this prospectus are summaries of the contract and other legal documents. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., on payment of the SEC's prescribed fees.

MORE INFORMATION ABOUT THE FIXED
ACCOUNT

This prospectus serves as a disclosure document only for the aspects of the contract relating to the separate account. For complete details on the fixed account, read the contract itself. The fixed account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the contract and the fixed account. The SEC has not reviewed the disclosures in this section of the prospectus.

General Description. You may allocate part or all of your payment to accumulate at a fixed rate of interest in the fixed account. The fixed account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the fixed account become part of our general account assets and are used to support insurance and annuity obligations.


Fixed Account Interest. We guarantee amounts allocated to the fixed account as to principal and a minimum rate of interest. The interest rates credited to the portion of contract value in the fixed account are set by us, but will never be less than 4% per year. You bear the risk that we will not declare an interest rate higher than 4% per year. We may establish higher interest rates, and the initial interest rates and the renewal interest rates may be different. We will guarantee initial interest rates on amounts allocated to the fixed account, either as payments or transfers, to the next contract anniversary. At each contract anniversary, we will credit the renewal interest rate effective on that date to money remaining in the fixed account. We will guarantee this rate for one year. The initial and the renewal interest rates do not apply to the portion of the contract value in the fixed account which secures any outstanding loan.


Transfers, Surrenders, Partial Withdrawals and Contract Loans. If a contract is surrendered or if a partial withdrawal is made, a surrender charge and/or withdrawal transaction fee may be imposed. We deduct partial withdrawals from contract value allocated to the fixed account on a last-in/first-out basis. The first 18 transfers in a contract year are free. After that, we may deduct a transfer charge not to exceed $25 for each additional transfer in that contract year. The transfer privilege is subject to our consent and to our then current rules.

Contract loans may also be made from the contract value in the fixed account. We will credit that part of the contract value that is equal to any outstanding loan with interest at an effective annual yield of at least 4.0%. The minimum interest rate for preferred loans is 5.5%.

We may delay transfers, surrenders, partial withdrawals, net death benefits and contract loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the fixed account used to make payments on contracts that we or our affiliates issue will not be delayed.

INDEPENDENT AUDITORS


The statutory-basis financial statements and schedules of Transamerica as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the sub-accounts of Separate Account VUL-2 at December 31, 2000, and for each of the two years in the period then ended, appearing in the prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing herein, and which are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The statutory-basis financial statements and schedules for Transamerica as of December 31, 2000 and for each of the three years in the period ended December 31, 2000, are included in this prospectus, starting on the next page. The financial statements and schedules of Transamerica should be considered as bearing upon our ability to meet our obligations under the contract. They should not be considered as bearing on the investment performance of the separate account.

AUDITED FINANCIAL STATEMENTS
Transamerica Occidental Life Insurance Company Separate Account VUL-2 Year ended December 31, 2000 with Report of Independent Auditors

                             Separate Account VUL-2
                 Transamerica Occidental Life Insurance Company

                          Audited Financial Statements

                          Year ended December 31, 2000




                                    Contents

Report of Independent Auditors......................................................................1
Statement of Assets and Liabilities.................................................................2
Statement of Operations.............................................................................6
Statement of Changes in Net Assets.................................................................10
Notes to Financial Statements......................................................................18

21





                         Report of Independent Auditors

Unitholders of Separate Account VUL-2
of Transamerica Occidental Life Insurance Company
The Board of Directors, Transamerica Occidental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account VUL-2 of Transamerica Occidental Life Insurance Company (comprised of the Alger American Income & Growth, Alliance VP Growth & Income, Alliance VP Premier Growth, ___ Dreyfus VIF Appreciation ___ Portfolio - Initial Shares, ___ Dreyfus VIF Small Cap Portfolio-Initial Shares, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Emerging Growth Series, MFS(R) Growth with Income Series, MFS(R) Research Series, MS UIF Fixed Income, MS UIF High Yield, MS UIF International Magnum, MS UIF Emerging Markets Equity, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market and PIMCO VIT StocksPlus Growth & Income-Administrative Class sub-accounts) as of December 31, 2000, the related statements of operations for the year then ended, and changes in net assets for the year ended December 31, 2000, and for the period May 14, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of Separate Account VUL-2's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VUL-2 of Transamerica Occidental Life Insurance Company at December 31, 2000, the results of their operations for the year then ended, and the changes in their net assets for the year ended December 31, 2000, and for the period May 14, 1999 (commencement of operations) to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

March 2, 2001

                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2000



                                             Alger                                        Dreyfus VIF     Dreyfus VIF
                                        American Income   Alliance VP     Alliance VP     Appreciation     Small Cap
                                            & Growth    Growth & Income     Premier     Portfolio-InitiaPortfolio-Initial
                                          Sub-account     Sub-account       Growth           Shares          Shares
                                                                          Sub-account     Sub-account     Sub-account
                                        ---------------------------------------------------------------------------------

-----------------------------------------
Assets
Investments, at fair value                $    929,152    $    589,259   $   1,227,707    $    320,330    $     294,754
Due from Transamerica Life                           -              16               -               2                -
                                        ---------------------------------------------------------------------------------
Total assets                                   929,152         589,275       1,227,707         320,332          294,754


Liabilities
Due to Transamerica Life                            14               -              46               -               40
                                        ---------------------------------------------------------------------------------
Total liabilities                                   14               -              46               -               40
                                        ---------------------------------------------------------------------------------

Net assets                                $    929,138    $    589,275   $   1,227,661    $    320,332    $     294,714
                                        =================================================================================

Accumulation units outstanding               69,143.95       47,179.59     121,111.16        30,314.73        20,381.04
                                        =================================================================================

Net asset value and redemption price
   per unit                               $      13.44    $     12.49    $      10.14     $      10.57    $      14.46
                                        =================================================================================

Investment sub-account information:

     Number of mutual fund shares            70,071.76       25,453.96      38,305.99         8,232.58         7,313.99

     Net asset value per share            $      13.26    $     23.15    $      32.05     $      38.91    $      40.30

     Investment cost                      $  1,106,927    $    550,320   $   1,483,875    $     326,165   $    400,044

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2000


                                                     Janus                           MFS(R)
                                     Janus           Aspen            MFS(R)        Growth
                                     Aspen           Series         Emerging         with            MFS(R)         MS UIF
                                     Series        Worldwide         Growth         Income         Research         Fixed
                                    Balanced         Growth          Series         Series          Series          Income
                                  Sub-account     Sub-account     Sub-account     Sub-account    Sub-account     Sub-account
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value        $   1,089,777   $   1,587,651   $    632,102    $     331,035  $    353,242    $     312,607
Due from Transamerica Life                    9               -              -                1             -                -
                                ------------------------------------------------------------------------------------------------
Total assets                          1,089,786       1,587,651        632,102          331,036       353,242          312,607


Liabilities
Due to Transamerica Life                      -              83             46                -            16                7
                                ------------------------------------------------------------------------------------------------
Total liabilities                             -              83             46                -            16                7
                                ------------------------------------------------------------------------------------------------

Net assets                        $   1,089,786   $   1,587,568   $    632,056    $     331,036  $    353,226    $     312,600
                                ================================================================================================

Accumulation units
   outstanding                        92,504.04      120,384.48      47,092.92       31,601.34      30,917.54        29,063.26
                                ================================================================================================

Net asset value and
   redemption price per unit      $       11.78   $       13.19   $      13.42    $      10.48   $      11.43    $       10.76
                                ================================================================================================

Investment sub-account
   information:

     Number of mutual fund
       shares                         44,828.34       42,932.68      21,917.56       15,756.05      16,982.81        29,743.79

     Net asset value per share    $       24.31   $       36.98   $      28.84    $      21.01   $      20.80    $       10.51

     Investment cost              $   1,179,026   $   1,914,319   $    779,487    $     331,823  $    387,732    $     303,398

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2000


                                                                     MS UIF           OCC             OCC
                                     MS UIF          MS UIF         Emerging      Accumulation   Accumulation  Transamerica VIF
                                      High       International   Markets Equity  Trust Managed  Trust Small Cap     Growth
                                     Yield           Magnum       Sub-account     Sub-account     Sub-account    Sub-account
                                  Sub-account     Sub-account
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value        $      85,255   $      89,052   $     37,619    $      79,254  $     14,523    $   1,915,476
Due from Transamerica Life                   32               -              -                3             -                -
                                ------------------------------------------------------------------------------------------------
Total assets                             85,287          89,052         37,619           79,257        14,523        1,914,476


Liabilities
Due to Transamerica Life                      -               1              7                -             -               67
                                ------------------------------------------------------------------------------------------------
Total liabilities                             -               1              7                -             -               67
                                ------------------------------------------------------------------------------------------------

Net assets                        $      85,287   $      89,051   $     37,612    $      79,257  $     14,523    $   1,915,409
                                ================================================================================================

Accumulation units
   outstanding                         9,183.68       7,952.47        4,194.71        6,906.42         958.54       168,827.78
                                ================================================================================================

Net asset value and
   redemption price per unit      $        9.28   $      11.20    $       8.97    $      11.48   $      15.15    $       11.35
                                ================================================================================================

Investment sub-account
   information:

     Number of mutual fund
       shares                         10,710.39       7,559.60         5,305.90       1,834.58         450.31        87,946.58

     Net asset value per share    $        7.96   $      11.78    $        7.09   $      43.20   $      32.25    $       21.78

     Investment cost              $     105,197   $      97,879   $      59,973   $      76,903  $     13,011    $   2,176,708

See accompanying notes.



                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2000


                                                                                               PIMCO
                                                                                                VIT
                                                                                             StocksPlus
                                                                          Transamerica VIF    Growth &
                                                                               Money          Income-
                                                                               Market          Admin
                                                                            Sub-account        Class
                                                                                            Sub-account
-----------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value                                                  $  1,306,083    $     81,395
Due from Transamerica Life                                                             -               -
                                                                          ---------------------------------
Total assets                                                                   1,306,083          81,395


Liabilities
Due to Transamerica Life                                                             375               4
                                                                          ---------------------------------
Total liabilities                                                                    375               4
                                                                          ---------------------------------

Net assets                                                                  $  1,305,708    $     81,391
                                                                          =================================

Accumulation units outstanding                                              1,204,183.08        7,727.78
                                                                          =================================

Net asset value and redemption price per unit                               $        1.08   $      10.53
                                                                          =================================

Investment sub-account information:

   Number of mutual fund shares                                             1,306,083.44        7,366.08

   Net asset value per share                                                $       1.00    $      11.05

   Investment cost                                                          $   1,306,083   $     93,119

See accompanying notes.


                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                             Statement of Operations

                          Year ended December 31, 2000




                                                                                         Dreyfus VIF    Dreyfus VIF
                                                Alger                                   Appreciation     Small Cap
                                               American     Alliance VP   Alliance VP    Portfolio -    Portfolio -
                                               Income &   Growth & Income   Premier        Initial        Initial
                                                Growth      Sub-account      Growth        Shares         Shares
                                             Sub-account                  Sub-account    Sub-account    Sub-account
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Investment income                             $  165,107     $    34,293    $    58,862  $      5,595   $    130,260
---------------------------------------------

---------------------------------------------
Expenses:
---------------------------------------------
   Mortality and expense risk charge              (8,724)         (5,247)       (12,555)       (2,789)        (2,331)
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Net investment income (expense)                  156,383          29,046         46,307         2,806        127,929
---------------------------------------------

---------------------------------------------
Net realized and unrealized gain (loss) on investments:
---------------------------------------------
     Realized gain (loss) on investment
       transactions                               35,615           5,651         10,417         4,598         14,976
---------------------------------------------
     Unrealized appreciation
       (depreciation) of investments            (236,595)         32,807       (314,708)      (11,898)      (123,468)
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Net gain (loss) on investments                  (200,980)         38,458       (304,291)       (7,300)      (108,492)
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                  $  (44,597)    $    67,504    $  (257,984) $     (4,494)  $     19,437
--------------------------------------------==========================================================================

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

                          Year ended December 31, 2000


                                                     Janus                          MFS(R)
                                      Janus          Aspen          MFS(R)         Growth
                                      Aspen          Series       Emerging          with           MFS(R)        MS UIF
                                      Series       Worldwide       Growth          Income        Research         Fixed
                                     Balanced        Growth        Series          Series         Series         Income
                                   Sub-account    Sub-account    Sub-account    Sub-account     Sub-account    Sub-account
-----------------------------------------------------------------------------------------------------------------------------

----------------------------------
Investment income                  $    94,160     $   108,094    $    25,983    $     2,363     $    13,657    $    18,324
----------------------------------

----------------------------------
Expenses:
----------------------------------
   Mortality and expense risk
     charge                             (8,744)        (13,584)        (6,268)        (2,803)         (2,746)        (2,538)
-----------------------------------------------------------------------------------------------------------------------------

----------------------------------
Net investment income (expense)         85,416          94,510         19,715           (440)         10,911         15,786
----------------------------------

----------------------------------
Net realized and unrealized gain (loss) on investments:
----------------------------------
     Realized gain (loss) on
       investment transactions          10,660          37,626         27,849          2,544           5,413           (287)
----------------------------------
     Unrealized appreciation
       (depreciation) of
       investments                    (130,972)       (451,475)      (198,744)        (3,128)        (49,633)        10,201
-----------------------------------------------------------------------------------------------------------------------------

----------------------------------
Net gain (loss) on investments        (120,312)       (413,849)      (170,895)          (584)        (44,220)         9,914
-----------------------------------------------------------------------------------------------------------------------------

----------------------------------
Net increase (decrease) in
   net assets resulting
   from operations                 $   (34,896)    $  (319,339)   $  (151,180)   $    (1,024)    $   (33,309)   $    25,700
---------------------------------============================================================================================

See accompanying notes.




                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

                          Year ended December 31, 2000


                                                                     MS UIF          OCC            OCC
                                         MS UIF        MS UIF       Emerging    Accumulation   Accumulation   Transamerica
                                          High     International    Markets     Trust Managed Trust Small Cap      VIF
                                         Yield         Magnum        Equity      Sub-account    Sub-account      Growth
                                      Sub-account   Sub-account   Sub-account                                  Sub-account
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Investment income                      $    11,141   $     2,716   $     6,116   $      6,500   $         11   $   192,156
--------------------------------------

--------------------------------------
Expenses:
--------------------------------------
   Mortality and expense risk charge          (742)         (789)         (314)          (801)           (31)      (19,347)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net investment income (expense)             10,399         1,927         5,802          5,699            (20)      172,809
--------------------------------------

--------------------------------------
Net realized and unrealized gain (loss) on investments:
--------------------------------------
     Realized gain (loss) on
       investment transactions                (736)          191        (3,758)           (96)             7        29,421
--------------------------------------
     Unrealized appreciation
       (depreciation) of investments       (19,154)      (11,569)      (22,390)           627          1,567      (460,975)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net gain (loss) on investments             (19,890)      (11,378)      (26,148)           531          1,574      (431,554)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net increase (decrease) in net
   assets resulting from operations    $    (9,491)  $    (9,451)  $   (20,346)  $      6,230   $      1,554   $  (258,745)
-------------------------------------========================================================================================

See accompanying notes.




                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

                          Year ended December 31, 2000


                                                                                              PIMCO
                                                                                               VIT
                                                                                           StocksPlus
                                                                       Transamerica VIF     Growth &
                                                                            Money            Income-
                                                                            Market            Admin
                                                                         Sub-account          Class
                                                                                           Sub-account
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Investment income                                                         $    55,655      $     6,092
------------------------------------------------------------------------

------------------------------------------------------------------------
Expenses:
------------------------------------------------------------------------
   Mortality and expense risk charge                                          (11,608)            (250)
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Net investment income (expense)                                                44,047            5,842
------------------------------------------------------------------------

------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
------------------------------------------------------------------------
   Realized gain (loss) on investment transactions                                  -              (41)
------------------------------------------------------------------------
   Unrealized appreciation (depreciation) of investments                            -          (11,724)
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Net gain (loss) on investments                                                      -          (11,765)
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $    44,047      $    (5,923)
-----------------------------------------------------------------------====================================

See accompanying notes.


                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Changes in Net Assets

                          Year ended December 31, 2000



                                                                                                Dreyfus VIF     Dreyfus VIF
                                                     Alger                                      Appreciation     Small Cap
                                                    American     Alliance VP    Alliance VP     Portfolio -     Portfolio -
                                                    Income &   Growth & Income    Premier         Initial         Initial
                                                     Growth      Sub-account       Growth          Shares          Shares
                                                  Sub-account                   Sub-account     Sub-account     Sub-account
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
--------------------------------------------------
   From operations:
--------------------------------------------------
     Net investment income (expense)               $   156,383   $     29,046   $     46,307     $      2,806    $   127,929
--------------------------------------------------
     Realized gain (loss) on investment
       transactions                                     35,615          5,651         10,417            4,598         14,976
--------------------------------------------------
     Unrealized appreciation (depreciation) of
       investments                                    (236,595)        32,807       (314,708)         (11,898)      (123,468)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     (44,597)        67,504       (257,984)          (4,494)        19,437
--------------------------------------------------

--------------------------------------------------
From policy related transactions:
--------------------------------------------------
   Premiums deposited                                  333,429        137,792        432,432           50,908         67,844
--------------------------------------------------
   Redemptions                                         (11,506)        (6,853)       (16,000)          (3,526)        (3,087)
--------------------------------------------------
   Transfers between fixed account and
     sub-accounts                                      343,932        253,981        575,589          135,192         90,773
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------
Net increase (decrease) in net assets resulting
   from policy related transactions                    665,855        384,920        992,021          182,574        155,530
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------
Total increase (decrease) in net assets                621,258        452,424        734,037          178,080        174,967
--------------------------------------------------

--------------------------------------------------
Net assets at beginning of year                        307,880        136,851        493,624          142,252        119,747
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------
Net assets at end of year                          $   929,138   $    589,275   $  1,227,661    $     320,332    $   294,714
-------------------------------------------------==============================================================================

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                                    Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2000


                                                       Janus                          MFS(R)
                                        Janus          Aspen           MFS(R)        Growth
                                        Aspen         Series         Emerging         with           MFS(R)         MS UIF
                                       Series        Worldwide        Growth         Income        Research         Fixed
                                      Balanced        Growth          Series         Series         Series          Income
                                     Sub-account    Sub-account    Sub-account     Sub-account    Sub-account    Sub-account
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------
Increase (decrease) in net assets:
------------------------------------
   From operations:
------------------------------------
     Net investment income
       (expense)                     $     85,416   $     94,510   $     19,715    $       (440)  $     10,911    $    15,786
------------------------------------
       Realized gain (loss) on
         investment transactions           10,660         37,626         27,849           2,544          5,413           (287)
------------------------------------
       Unrealized appreciation
         (depreciation) of
         investments                     (130,972)      (451,475)      (198,744)         (3,128)       (49,633)        10,201
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------
Net increase (decrease) in net
   assets resulting from operations       (34,896)      (319,339)      (151,180)         (1,024)       (33,309)        25,700
------------------------------------

------------------------------------
From policy-related transactions:
------------------------------------
   Premiums deposited                     183,117        481,845        364,865          84,046         74,582         48,637
------------------------------------
   Redemptions                            (11,352)       (16,948)        (9,071)         (3,709)        (3,670)        (3,477)
------------------------------------
   Transfers between fixed account
     and sub-accounts                     464,021        896,899        196,902         205,344        222,059        165,184
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------
Net increase (decrease) in net
   assets resulting from
   policy-related transactions            635,786      1,361,796        552,696         285,681        292,971        210,344
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------
Total increase (decrease) in net
   assets                                 600,890      1,042,457        401,516         284,657        259,662        236,044
------------------------------------

------------------------------------
Net assets at beginning of year           488,896        545,111        230,540          46,379         93,564         76,556
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------
Net assets at end of year            $  1,089,786   $  1,587,568   $    632,056    $    331,036   $    353,226    $   312,600
-----------------------------------=============================================================================================

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                                    Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2000


                                                                      MS UIF           OCC            OCC
                                         MS UIF        MS UIF        Emerging     Accumulation   Accumulation   Transamerica
                                          High     International     Markets      Trust Managed Trust Small Cap      VIF
                                         Yield         Magnum         Equity       Sub-account    Sub-account      Growth
                                      Sub-account   Sub-account    Sub-account                                   Sub-account
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Increase (decrease) in net assets:
--------------------------------------
   From operations:
--------------------------------------
     Net investment income (expense)
                                       $    10,399   $     1,927   $       5,802   $     5,699    $        (20)  $    172,809
--------------------------------------
     Realized gain (loss) on
       investment transactions                (736)          191          (3,758)          (96)              7         29,421
--------------------------------------
     Unrealized appreciation
       (depreciation) of investments       (19,154)      (11,569)        (22,390)          627           1,567       (460,975)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net increase (decrease) in net
   assets resulting from operations         (9,491)       (9,451)        (20,346)        6,230           1,554       (258,745)
--------------------------------------

--------------------------------------
From policy-related transactions:
--------------------------------------
   Premiums deposited                       16,822         5,002          15,711             -          (1,819)       499,422
--------------------------------------
   Redemptions                                (948)       (1,128)           (387)         (825)            (48)       (23,401)
--------------------------------------
   Transfers between fixed account
     and sub-accounts                       51,605        58,463          40,594             -          13,085        702,572
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net increase (decrease) in net
   assets resulting from
   policy-related transactions              67,479        62,337          55,918          (825)         11,218      1,178,593
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Total increase (decrease) in net
   assets                                   57,988        52,886          35,572         5,405          12,772        919,848
--------------------------------------

--------------------------------------
Net assets at beginning of year             27,299        36,165           2,040        73,852           1,751        995,561
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net assets at end of year              $    85,287   $    89,051   $      37,612   $    79,257    $     14,523   $  1,915,409
-------------------------------------==========================================================================================

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                                    Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2000


                                                                                              PIMCO
                                                                                               VIT
                                                                                           StocksPlus
                                                                       Transamerica VIF     Growth &
                                                                            Money            Income-
                                                                            Market            Admin
                                                                         Sub-account          Class
                                                                                           Sub-account
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Increase (decrease) in net assets:
------------------------------------------------------------------------
   From operations:
------------------------------------------------------------------------
     Net investment income (expense)                                     $     44,047     $       5,842
------------------------------------------------------------------------
     Realized gain (loss) on investment transactions                                -               (41)
------------------------------------------------------------------------
     Unrealized appreciation (depreciation) of investments                          -           (11,724)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                44,047            (5,923)
------------------------------------------------------------------------

------------------------------------------------------------------------
From policy-related transactions:
------------------------------------------------------------------------
   Premiums deposited                                                       4,019,542            23,640
------------------------------------------------------------------------
   Redemptions                                                                (18,920)             (314)
------------------------------------------------------------------------
   Transfers between fixed account and sub-accounts                        (4,135,650)           63,988
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from policy-related
   transactions                                                              (135,028)           87,314
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Total increase (decrease) in net assets                                       (90,981)           81,391
------------------------------------------------------------------------

------------------------------------------------------------------------
Net assets at beginning of year                                             1,396,689                 -
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Net assets at end of year                                                $  1,305,708     $      81,391
-----------------------------------------------------------------------====================================

See accompanying notes.



                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Changes in Net Assets

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999



                                                                                                Dreyfus VIF     Dreyfus VIF
                                                     Alger                                      Appreciation     Small Cap
                                                    American     Alliance VP    Alliance VP     Portfolio -     Portfolio -
                                                    Income &   Growth & Income    Premier         Initial         Initial
                                                     Growth      Sub-account       Growth          Shares          Shares
                                                  Sub-account                   Sub-account     Sub-account     Sub-account
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------
Increase (decrease) in net assets:
--------------------------------------------------
   From operations:
--------------------------------------------------
     Net investment income (expense)                $     (657)   $      (249)   $    (1,116)    $        777    $      (356)
--------------------------------------------------
     Realized gain (loss) on investment
       transactions                                      5,654           (276)         9,801              576         (2,380)
--------------------------------------------------
     Unrealized appreciation (depreciation) of
       investments                                      58,819          6,132         58,539            6,063         18,178
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      63,816          5,607         67,224            7,416         15,442
--------------------------------------------------

--------------------------------------------------
From policy-related transactions:
--------------------------------------------------
   Premiums deposited                                   84,551         62,590        262,057           88,649         86,930
--------------------------------------------------
   Redemptions                                            (674)          (302)        (1,704)            (511)          (733)
--------------------------------------------------
   Transfers between fixed account and
     sub-accounts                                      160,187         68,956        166,047           46,698         18,108
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------
Net increase in net assets resulting from
   policy-related transactions                         244,064        131,244        426,400          134,836        104,305
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------
Total increase in net assets                           307,880        136,851        493,624          142,252        119,747
--------------------------------------------------

--------------------------------------------------
Net assets at beginning of period                            -              -              -                -              -
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------
Net assets at end of period                         $  307,880    $   136,851    $   493,624     $    142,252    $   119,747
-------------------------------------------------==============================================================================

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                                    Statement of Changes in Net Assets (continued)

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999


                                                           Janus                        MFS(R)
                                            Janus          Aspen          MFS(R)       Growth
                                            Aspen         Series        Emerging        with          MFS(R)       MS UIF
                                            Series       Worldwide       Growth        Income       Research        Fixed
                                           Balanced       Growth         Series        Series        Series        Income
                                         Sub-account    Sub-account   Sub-account   Sub-account   Sub-account    Sub-account
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Increase (decrease) in net assets:
-----------------------------------------
   From operations:
-----------------------------------------
     Net investment income (expense)      $     4,117   $    (1,237)   $      (363)  $       (99)  $      (306)  $     1,903
-----------------------------------------
       Realized gain (loss) on
         investment transactions                4,118         5,404          5,898         1,293         1,469          (500)
-----------------------------------------
       Unrealized appreciation
         (depreciation) of investments         41,723       124,807         51,360         2,339        15,143          (991)
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   49,958       128,974         56,895         3,533        16,306           412
-----------------------------------------

-----------------------------------------
From policy-related transactions:
-----------------------------------------
   Premiums deposited                         290,813       216,368         79,278        22,369        72,759        21,501
-----------------------------------------
   Redemptions                                 (1,598)       (1,257)          (335)          (92)         (323)         (170)
-----------------------------------------
   Transfers between fixed account and
     sub-accounts                             149,723       201,026         94,702        20,569         4,822        54,813
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net increase in net assets resulting
   from policy-related transactions           438,938       416,137        173,645        42,846        77,258        76,144
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Total increase in net assets                  488,896       545,111        230,540        46,379        93,564        76,556
-----------------------------------------

-----------------------------------------
Net assets at beginning of period                   -             -              -             -             -             -
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net assets at end of period               $   488,896   $   545,111    $   230,540   $    46,379   $    93,564   $    76,556
----------------------------------------=======================================================================================

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                                    Statement of Changes in Net Assets (continued)

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999


                                                                      MS UIF           OCC            OCC
                                         MS UIF        MS UIF        Emerging     Accumulation   Accumulation   Transamerica
                                          High     International     Markets      Trust Managed Trust Small Cap      VIF
                                         Yield         Magnum         Equity       Sub-account    Sub-account      Growth
                                      Sub-account   Sub-account    Sub-account                                   Sub-account
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Increase (decrease) in net assets:
--------------------------------------
   From operations:
--------------------------------------
     Net investment income (expense)
                                       $     1,586   $        88   $           -   $      (243)   $         (6)  $       (958)
--------------------------------------
     Realized gain (loss) on
       investment transactions                (180)          650              58            13              (1)           749
--------------------------------------
     Unrealized appreciation
       (depreciation) of investments          (789)        2,742              35         1,724             (55)       199,743
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net increase (decrease) in net
   assets resulting from operations            617         3,480              93         1,494             (62)       199,534
--------------------------------------

--------------------------------------
From policy-related transactions:
--------------------------------------
   Premiums deposited                        7,349        25,000               -        47,583           1,819        569,369
--------------------------------------
   Redemptions                                 (68)         (137)              -          (257)             (9)        (3,006)
--------------------------------------
   Transfers between fixed account
     and sub-accounts                       19,401         7,822           1,947        25,032               3        229,664
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net increase in net assets resulting
   from policy-related transactions         26,682        32,685           1,947        72,358           1,813        796,027
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Total increase in net assets                27,299        36,165           2,040        73,852           1,751        995,561
--------------------------------------

--------------------------------------
Net assets at beginning of period                -             -               -             -               -              -
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net assets at end of period            $    27,299   $    36,165   $       2,040   $    73,852    $      1,751   $    995,561
-------------------------------------==========================================================================================

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                                    Statement of Changes in Net Assets (continued)

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999


                                                                                              PIMCO
                                                                                               VIT
                                                                                           StocksPlus
                                                                       Transamerica VIF     Growth &
                                                                            Money            Income-
                                                                            Market            Admin
                                                                         Sub-account          Class
                                                                                           Sub-account
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Increase (decrease) in net assets:
------------------------------------------------------------------------
   From operations:
------------------------------------------------------------------------
     Net investment income (expense)                                     $       9,617     $          -
------------------------------------------------------------------------
     Realized gain (loss) on investment transactions                                 -                -
------------------------------------------------------------------------
     Unrealized appreciation (depreciation) of investments                           -                -
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  9,617                -
------------------------------------------------------------------------

------------------------------------------------------------------------
From policy-related transactions:
------------------------------------------------------------------------
   Premiums deposited                                                        2,635,660                -
------------------------------------------------------------------------
   Redemptions                                                                  (6,098)               -
------------------------------------------------------------------------
   Transfers between fixed account and sub-accounts                         (1,242,490)               -
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Net increase in net assets resulting from policy-related transactions        1,387,072                -
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Total increase in net assets                                                 1,396,689                -
------------------------------------------------------------------------

------------------------------------------------------------------------
Net assets at beginning of period                                                    -                -
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
Net assets at end of period                                              $   1,396,689     $          -
-----------------------------------------------------------------------====================================

See accompanying notes.


                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2000


1. Organization

Separate Account VUL-2 of Transamerica Occidental Life Insurance Company (Separate Account) was established by Transamerica Occidental Life Insurance Company (Transamerica Life) as a separate account under the laws of the State of California on June 11, 1996. The Separate Account is registered with the Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940, as amended, as a unit investment trust and is designed to provide life insurance benefits pursuant to variable life insurance contracts (Contract) issued by Transamerica Life. The Separate Account commenced operations when initial deposits were received on May 14, 1999.

In accordance with the terms of the Policy, all payments are directed either to the fixed account or to sub-accounts within the Separate Account. Payments allocated to the Separate Account by policy owners must be allocated to purchase units of any or all of the Separate Account's nineteen sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio
(Fund). The mutual fund portfolios are comprised of the Alger American Income & Growth, Alliance VP Growth & Income, Alliance VP Premier Growth, Dreyfus VIF Appreciation Portfolio - Initial Shares, Dreyfus VIF Small Cap Portfolio - Initial Shares, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Emerging Growth Series, MFS(R) Growth with Income Series, MFS(R) Research Series, MS UIF Fixed Income, MS UIF High Yield, MS UIF International Magnum, MS UIF Emerging Markets Equity, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market and PIMCO VIT StocksPlus Growth & Income-Admin Class sub-accounts. The Funds are open-end management investment companies registered under the Investment Company Act of 1940.

2. Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                    Notes to Financial Statements (continued)




2. Significant Accounting Policies (continued)

Investment Valuation - Investments in the Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific-identification basis. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

Investment Income - Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

Federal Income Taxes - Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax laws, income from assets maintained in the Separate Account for the exclusive benefit of participants generally is not subject to federal income tax.

3. Expenses and Charges

Mortality and expense risk charges are deducted from each sub-account on a daily basis which is equal, on an annual basis, to 0.80% of the daily net asset value of the sub-account and is paid to Transamerica Life.

On a monthly basis, a policyholder account is reduced by a fee for the cost of insurance, which varies depending on the type of contract and underwriting class. For the first ten contract years, an annual fee equal to 0.40% and 0.20% is deducted for distribution expenses and for federal, state and local taxes, respectively. An administrative expense charge is also deducted by Transamerica Life from each sub-account on a daily basis which is equal, on an annual basis, to 0.30% of the daily net asset value of the sub-account. Currently, there is no transaction fee for partial withdrawals. Transamerica Life reserves the right to impose a withdrawal transaction fee of 2.0% of the amount withdrawn not to exceed $25. The first 18 transfers in a policy year are free. After that, a transfer charge not to exceed $25 is deducted from amounts transferred in that policy year. For each projection of value in addition to the annual statement during a contract year, a transaction charge of $25 is deducted from the policy value.

The Separate Account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Separate Account.


4. Investment Transactions

The aggregate cost of purchases and the aggregate proceeds from the sales of investments for the year ended December 31, 2000 were:

                                                                                           Dreyfus VIF
                                                                                           Appreciation
                                          Alger                           Alliance VP      Portfolio -
                                     American Income    Alliance VP         Premier          Initial
                                        & Growth      Growth & Income       Growth            Shares
                                       Sub-account      Sub-account       Sub-account      Sub-account
-----------------------------------------------------------------------------------------------------------

-------------------------------------
Aggregate purchases                  $       999,284  $       471,353   $     1,153,116  $       262,183
                                    =======================================================================

Aggregate proceeds from sales        $       177,025  $        57,400   $       114,730  $        76,805
                                    =======================================================================

                                 Dreyfus VIF                      Janus                         MFS(R)
                                    Small          Janus          Aspen          MFS(R)        Growth
                               Cap Portfolio-      Aspen         Series     Emerging Growth     with
                                   Initial        Series        Worldwide       Series         Income
                                   Shares        Balanced        Growth       Sub-account      Series
                                 Sub-account    Sub-account    Sub-account                   Sub-account
-----------------------------------------------------------------------------------------------------------

--------------------------------
Aggregate purchases             $     355,674   $    846,846   $  1,583,658   $    679,155   $    332,804
-------------------------------============================================================================

--------------------------------
Aggregate proceeds from sales   $      72,170   $    125,648   $    127,248   $    106,686   $     47,565
-------------------------------============================================================================





4. Investment Transactions (continued)

                                    MFS(R)        MS UIF         MS UIF         MS UIF         MS UIF
                                  Research         Fixed          High       International    Emerging
                                   Series         Income          Yield         Magnum     Markets Equity
                                 Sub-account    Sub-account    Sub-account    Sub-account    Sub-account
-----------------------------------------------------------------------------------------------------------

--------------------------------
Aggregate purchases              $    339,224   $    238,570   $     90,267   $     69,662   $     73,119
-------------------------------============================================================================

--------------------------------
Aggregate proceeds from sales    $     35,322   $     12,432   $     12,422   $      5,396   $     11,391
-------------------------------============================================================================

                                                                                                PIMCO
                                                                                                 VIT
                                                                                             StocksPlus
                                                    OCC                      Transamerica     Growth &
                                     OCC       Accumulation   Transamerica        VIF          Income-
                                Accumulation  Trust Small Cap      VIF           Money          Admin
                                Trust Managed   Sub-account      Growth         Market          Class
                                 Sub-account                   Sub-account    Sub-account    Sub-account
-----------------------------------------------------------------------------------------------------------

--------------------------------
Aggregate purchases              $      6,500   $     11,260   $  1,478,645   $  4,878,711   $     93,590
-------------------------------============================================================================

--------------------------------
Aggregate proceeds from sales    $      1,627   $         61   $    127,118   $  4,969,316   $        430
-------------------------------============================================================================

5. Accumulation Units

The changes in accumulation units and amounts are as follows:

                                      Alger                                       Dreyfus VIF
                                 American Income   Alliance VP     Alliance VP    Appreciation
                                     & Growth    Growth & Income     Premier      Portfolio -
                                   Sub-account     Sub-account       Growth      Initial Shares
                                                                   Sub-account    Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Year ended December 31, 2000
----------------------------------

Accumulation Units:
   Units sold                         56,777.21       37,031.80       90,418.43      22,003.23
   Units redeemed                    (10,075.45)      (2,230.67)      (9,607.54)     (4,956.07)
                                 ----------------------------------------------------------------
Net increase (decrease)               46,701.76       34,801.13       80,810.89      17,047.16
                                 ================================================================





5. Accumulation Units (continued)


                                   Dreyfus VIF                        Janus           MFS(R)
                                    Small Cap         Janus       Aspen Series  Emerging Growth
                                   Portfolio -     Aspen Series     Worldwide        Series
                                  Initial Shares     Balanced        Growth       Sub-account
                                   Sub-account     Sub-account     Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Year ended December 31, 2000
----------------------------------

Accumulation Units:
   Units sold                         14,402.61       60,221.06       92,031.16      38,912.93
   Units redeemed                     (3,329.27)      (7,950.65)      (6,228.31)     (5,518.84)
                                 ----------------------------------------------------------------
Net increase (decrease)               11,073.34       52,270.41       85,802.85      33,394.09
                                 ================================================================


                                       MFS(R)
                                      Growth           MFS(R)        MS UIF          MS UIF
                                       with          Research         Fixed           High
                        Income Series Series Income Yield
                                   Sub-account     Sub-account     Sub-account    Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Year ended December 31, 2000
----------------------------------

Accumulation Units:
   Units sold                         29,635.24       25,816.62       22,023.36       7,198.18
   Units redeemed                     (2,419.49)      (2,629.18)        (794.18)       (623.04)
                                 ----------------------------------------------------------------
Net increase (decrease)               27,215.75       23,187.44       21,229.18       6,575.14
                                 ================================================================

                                      MS UIF     MS UIF Emerging       OCC            OCC
                                  International   Markets Equity  Accumulation    Accumulation
                                      Magnum       Sub-account    Trust Managed Trust Small Cap
                                   Sub-account                     Sub-account     Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Year ended December 31, 2000
----------------------------------

Accumulation Units:
   Units sold                          5,596.48        5,392.64               -         796.99
   Units redeemed                       (449.24)      (1,335.84)         (99.79)         (3.74)
                                 ----------------------------------------------------------------
Net increase (decrease)                5,147.24        4,056.80          (99.79)        793.25
                                 ================================================================





5. Accumulation Units (continued)

                                  Transamerica                      PIMCO VIT
                                                  Transamerica     StocksPlus
                                                       VIF          Growth &
                                       VIF            Money         Income -
                            Growth Market Admin Class
                                   Sub-account     Sub-account     Sub-account
---------------------------------------------------------------------------------
                                 ------------------------------------------------

----------------------------------
----------------------------------
Year ended December 31, 2000
----------------------------------

----------------------------------
Accumulation Units:
----------------------------------
   Units sold                         98,485.45     5,276,446.00        7,760.71
----------------------------------
   Units redeemed                     (8,271.42)       (5,425.210.00)     (32.92)
                                 ------------------------------------------------
                                 ------------------------------------------------
Net increase (decrease)               90,214.03      (148,764.00)       7,727.79
---------------------------------================================================



                                           Financial Statements

                              Transamerica Occidental Life Insurance Company

                               Years ended December 31, 2000, 1999 and 1998
                                   with Report of Independent Auditors

                 Transamerica Occidental Life Insurance Company

                     Financial Statements - Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998



                                    Contents




Report of Independent Auditors..........................................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis........................................................................3
Statements of Operations - Statutory Basis..............................................................5
Statements of Changes in Capital and Surplus - Statutory Basis..........................................7
Statements of Cash Flow - Statutory Basis...............................................................8
Notes to Financial Statements - Statutory Basis........................................................10

Statutory-Basis Financial Statement Schedules

Schedule I - Summary of Investments - Other Than Investments in
   Related Parties.....................................................................................37
Schedule III - Supplementary Insurance Information.....................................................38
Schedule IV - Reinsurance..............................................................................40


                                 0008-0087588 2




                         Report of Independent Auditors



The Board of Directors
Transamerica Occidental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Occidental Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.



Des Moines, Iowa
April 13, 2001

                                 3 0008-0087588
                 Transamerica Occidental Life Insurance Company

                        Balance Sheets - Statutory Basis
                (Dollars in thousands, except per share amounts)


                                                                                   December 31
                                                                             2000              1999
                                                                      --------------------------------------

Admitted assets Cash and invested assets:
   Bonds                                                                    $14,404,438       $12,820,804
   Preferred stocks:
     Affiliated entities                                                          1,740            58,219
     Other                                                                       77,603            77,231
   Common stocks:
     Affiliated entities (cost: 2000 - $335,248;
       1999 - $444,459)                                                         849,503           984,400
     Other (cost: 2000 - $479,874; 1999 - $662,215)                             600,594         1,270,039
   Mortgage loans on real estate                                              1,140,481           385,590
   Real estate                                                                   96,219           101,195
   Policy loans                                                                 417,849           409,534
   Cash and short-term investments                                              100,681           132,454
   Receivables for securities                                                     4,454            50,510
   Net short-term notes receivable from affiliates                               23,702                 -
   Other investments                                                            278,629           168,487
                                                                      --------------------------------------
Total cash and invested assets                                               17,995,893        16,458,463

Federal income tax recoverable                                                        -           160,075
Accrued investment income                                                       230,386           226,823
Premiums deferred and uncollected                                               215,315           227,722
Reinsurance receivable                                                          271,365           249,225
Accounts receivable                                                             159,949            15,487
General agents pension fund                                                     109,553            79,865
Funds withheld by affiliates                                                    262,448                 -
Transfers from separate accounts due or accrued                                  81,118            73,163
Other admitted assets                                                           166,998           150,344
Separate account assets                                                       4,191,889         4,229,395




                                                                      --------------------------------------
                                                                      --------------------------------------
Total admitted assets                                                       $23,684,914       $21,870,562
                                                                      ======================================





0008-0087588                                                                                            44






                                                                                  December 31
                                                                            2000              1999
                                                                     --------------------------------------

Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                 $  5,341,927      $  4,993,074
     Annuity                                                                 4,411,716         4,597,808
     Accident and health                                                       100,681           104,314
   Policy and contract claim reserves                                          419,172           296,789
   Supplementary contracts without life contingencies                          227,909           208,349
   Other policyholders' funds                                                   74,696            69,705
   Funding agreements and municipal reverse repurchase agreements
                                                                             3,915,394         2,228,261
   Remittances and items not allocated                                         124,862            48,424
   Asset valuation reserve                                                     331,625           578,958
   Interest maintenance reserve                                                 16,139            58,721
   Funds held under coinsurance and other reinsurance treaties
                                                                             2,520,027         2,274,229
   Commissions and expense allowances payable on reinsurance assumed
                                                                                95,725            77,588
   Payable for securities                                                            -            36,997
   Federal income taxes payable                                                 22,694                 -
   Payable to affiliates                                                        26,084                 -
   Other liabilities                                                           465,198           265,295
   Separate account liabilities                                              4,046,600         4,068,126
                                                                     --------------------------------------
Total liabilities                                                           22,140,449        19,906,638

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $12.50 par value, 4,000,000 shares authorized,
     2,206,933 issued and outstanding                                           27,587            27,587
   Paid-in surplus                                                             589,600           509,600
   Unassigned surplus                                                          927,278         1,426,737
                                                                     --------------------------------------
Total capital and surplus                                                    1,544,465         1,963,924
                                                                     --------------------------------------
Total liabilities and capital and surplus                                  $23,684,914       $21,870,562
                                                                     ======================================

See accompanying notes.


                 Transamerica Occidental Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)


                                                                             Year ended December 31
                                                                      2000            1999            1998
                                                                -------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                            $1,270,078      $1,192,299      $1,208,356
     Annuity                                                          1,179,915         681,901         914,547
     Accident and health                                                118,827          57,531         109,138
   Net investment income                                              1,108,214       1,125,042       1,078,543
   Amortization of interest maintenance reserve                          (2,359)          4,739           5,052
   Commissions and expense allowances on reinsurance ceded
                                                                        415,788         469,910         471,943
   Income from fees associated with investment management,
     administration and contract guarantees for separate
     accounts                                                            36,536          16,821           3,818
   Other income                                                         153,589         528,951         891,442
                                                                -------------------------------------------------
                                                                -------------------------------------------------
                                                                      4,280,588       4,077,195       4,682,841
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health                                       723,471         402,475         632,175
     Surrender benefits                                               1,136,953         694,766         616,224
     Other benefits                                                     924,707         935,940         908,946
     Increase (decrease) in aggregate reserves for policies and contracts:
       Life                                                             328,852         392,921         421,442
       Annuity                                                         (181,511)       (145,685)       (852,725)
       Accident and health                                               (3,632)         19,578         (16,136)
       Other                                                             10,792          (7,225)          9,458
                                                                -------------------------------------------------
                                                                -------------------------------------------------
                                                                      2,939,632       2,292,770       1,719,384
   Insurance expenses
     Commissions                                                        680,635         691,802         728,533
     General insurance expenses                                         331,316         272,168         222,471
     Taxes, licenses and fees                                            42,636          53,309          35,957
     Net transfer to separate accounts                                  175,350          50,572         200,243
     Reinsurance reserve adjustments                                     47,887         509,668       1,009,559
     Other                                                              138,410          22,767         704,485
                                                                -------------------------------------------------
                                                                -------------------------------------------------
                                                                      1,416,234       1,600,286       2,901,248
                                                                -------------------------------------------------
                                                                      4,355,866       3,893,056       4,620,632
                                                                -------------------------------------------------
Gain (loss) from operations before dividends to policyholders, federal income tax expense (benefit)
   and net realized capital gains                                       (75,278)        184,139          62,209





                 Transamerica Occidental Life Insurance Company

             Statements of Operations - Statutory Basis (continued)
                             (Dollars in thousands)


                                                                             Year ended December 31
                                                                      2000            1999            1998
                                                                -------------------------------------------------

Dividends to policyholders                                        $       9,377   $       9,294   $       8,206
                                                                -------------------------------------------------
Gain (loss) from operations before federal income tax expense
   (benefit) and net realized capital gains                             (84,655)        174,845          54,003
Federal income tax expense (benefit)                                      6,152          30,330         (70,408)
                                                                -------------------------------------------------
Gain (loss) from operations before net realized capital gains
   on investments                                                       (90,807)        144,515         124,411
Net realized capital gains on investments (net of related
   federal income taxes and amounts transferred from/to
   interest maintenance reserve)                                        292,197          17,515          76,071
                                                                -------------------------------------------------
Net income                                                          $   201,390     $   162,030     $   200,482
                                                                =================================================


See accompanying notes.


                 Transamerica Occidental Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)

                                                                                                  Total Capital
                                                  Common Stock     Paid-in        Unassigned       and Surplus
                                                                   Surplus         Surplus
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------

Balance at January 1, 1998                            $27,587       $368,738       $1,159,903       $1,556,228
   Net income                                               -              -          200,482          200,482
   Change in non-admitted assets                            -              -          (45,392)         (45,392)
   Change in unrealized capital gains                       -              -          261,540          261,540
   Change in asset valuation reserve                        -              -          (39,153)         (39,153)
   Dividend to stockholder                                  -              -          (80,000)         (80,000)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -           (3,137)          (3,137)
   Change in surplus in separate accounts                   -              -           32,572           32,572
   Change in surplus due to reinsurance                     -              -          (21,502)         (21,502)
   Prior year adjustments                                   -              -          (21,276)         (21,276)
   Capital contribution                                     -          3,800                -            3,800
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------
Balance at December 31, 1998                           27,587        372,538        1,444,037        1,844,162
   Net income                                               -              -          162,030          162,030
   Change in non-admitted assets                            -              -           (2,824)          (2,824)
   Change in unrealized capital gains                       -              -          119,420          119,420
   Change in asset valuation reserve                        -              -         (178,342)        (178,342)
   Dividend to stockholder                                  -              -          (79,000)         (79,000)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -           (4,646)          (4,646)
   Change in surplus in separate accounts                   -              -           16,637           16,637
   Change in surplus due to reinsurance                     -              -          (35,865)         (35,865)
   Prior year adjustments                                   -              -          (14,710)         (14,710)
   Capital contribution                                     -        137,062                -          137,062
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------
Balance at December 31, 1999                           27,587        509,600        1,426,737        1,963,924
   Net income                                               -              -          201,390          201,390
   Change in non-admitted assets                            -              -           42,867           42,867
   Change in unrealized capital gains                       -              -         (528,752)        (528,752)
   Change in asset valuation reserve                        -              -          247,333          247,333
   Dividend to stockholder                                  -              -         (135,000)        (135,000)
   Dividend of subsidiary to stockholder                    -              -         (210,386)        (210,386)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -          (19,364)         (19,364)
   Change in surplus in separate accounts                   -              -          (16,755)         (16,755)
   Change in surplus due to reinsurance                     -              -            9,587            9,587
   Partnership termination                                  -              -          (46,671)         (46,671)
   Prior year adjustments                                   -              -          (43,708)         (43,708)
   Capital contribution                                     -         80,000                -           80,000
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------
Balance at December 31, 2000                          $27,587       $589,600      $   927,278       $1,544,465
                                                  ============== ============= ================= ================

See accompanying notes.




                 Transamerica Occidental Life Insurance Company

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)


                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
  Operating activities
  Premiums and annuity considerations                      $1,676,491       $   319,552       $2,642,142
  Fund deposits                                               627,634           351,170          363,889
  Other policy proceeds and considerations                    278,093           212,546          259,627
  Allowances and reserve adjustments received on
    reinsurance ceded                                         443,651         1,861,584           93,368
  Investment income received                                1,119,095         1,088,846        1,068,856
  Other income received                                     1,851,376           141,247          194,037
  Life and accident and health claims paid                   (665,369)         (266,727)        (661,006)
  Surrender benefits and other fund withdrawals paid
                                                           (1,137,020)         (695,777)        (618,854)
  Annuity and other benefits paid                            (653,975)         (962,151)        (948,840)
  Commissions, other expenses and taxes paid
                                                           (1,083,271)       (1,027,317)        (950,827)
  Dividends paid to policyholders                              (9,820)           (9,136)          (8,102)
  Federal income taxes received (paid)                        208,049          (146,945)          15,764
  Reinsurance reserve transfers and other                    (546,720)         (618,898)      (1,891,421)
                                                     ------------------------------------------------------
  Net cash provided by (used in) operating activities
                                                            2,108,214           247,994         (441,367)

  Investing activities
  Proceeds from investments sold, matured or repaid:
  Bonds                                                     5,872,493         2,993,985        3,938,693
  Stocks                                                    2,122,089           220,666          488,559
  Mortgage loans                                               15,173            11,248           37,335
  Real estate                                                       -             3,050           20,300
  Other invested assets                                         6,394               200            3,984
  Miscellaneous proceeds                                        1,079               407          (25,830)
                                                     ------------------------------------------------------
  Total investment proceeds                                 8,017,228         3,229,556        4,463,041
  Taxes paid on net realized capital gains                   (178,914)                -                -
                                                     ------------------------------------------------------
  Net proceeds from sales, maturities, or repayments
    of investments                                          7,838,314         3,229,556        4,463,041




                 Transamerica Occidental Life Insurance Company

                                       Statements of Cash Flow - Statutory Basis (continued)
                             (Dollars in thousands)


                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
Cost of investments acquired:
   Bonds                                                  $(7,506,987)      $(3,656,035)     $(4,225,623)
   Stocks                                                  (1,273,183)         (611,404)        (331,131)
   Mortgage loans                                            (771,604)           (9,800)        (121,139)
   Real estate                                                 (1,287)           (5,064)          (7,030)
   Other invested assets                                     (132,908)          (35,204)         (36,752)
   Miscellaneous applications                                  (1,242)          (93,194)               -
                                                     ------------------------------------------------------
Total cost of investments acquired                         (9,687,211)       (4,410,701)      (4,721,675)
Net decrease (increase) in policy loans                        (8,315)            1,094           (3,174)
                                                     ------------------------------------------------------
Net cost of investments acquired                           (9,695,526)       (4,409,607)      (4,724,849)
                                                     ------------------------------------------------------
Net cash used in investing activities                      (1,857,212)       (1,180,051)        (261,808)

Financing and miscellaneous activities Other cash provided:
   Capital and surplus paid-in                                 80,000           137,062            3,800
   Other sources                                            1,343,871           562,978        1,485,965
                                                     ------------------------------------------------------
Total other cash provided                                   1,423,871           700,040        1,489,765

Other cash applied:
   Dividends paid to stockholder                             (135,000)          (79,000)         (80,000)
   Other applications, net                                 (1,571,646)          (70,086)        (347,482)
                                                     ------------------------------------------------------
Total other cash applied                                   (1,706,646)         (149,086)        (427,482)
                                                     ------------------------------------------------------
Net cash provided by (used in) financing and
   miscellaneous activities                                  (282,775)          550,954        1,062,283
                                                     ------------------------------------------------------
Net increase (decrease) in cash and short-term
   investments                                                (31,773)         (381,103)         359,108

Cash and short-term investments:
   Beginning of year                                          132,454           513,557          154,449
                                                     ------------------------------------------------------
   End of year                                           $    100,681      $    132,454     $    513,557
                                                     ======================================================


See accompanying notes.

                 Transamerica Occidental Life Insurance Company

                 Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                                December 31, 2000


1. Organization and Summary of Significant Accounting Policies

Transamerica Occidental Life Insurance Company (the "Company") is a stock life insurance company domiciled in Iowa. The Company is a wholly-owned subsidiary of Transamerica Insurance Corporation, which is a wholly-owned subsidiary of Transamerica Corporation ("Transamerica"). Transamerica is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. The Company has two wholly-owned insurance subsidiaries: Transamerica Life Insurance and Annuity Company ("TALIAC") and Transamerica Life Insurance Company of New York ("TONY"). As discussed in Note 11, in 2000, the Company transferred its entire ownership interest in its subsidiary, Transamerica Life Insurance Company of Canada, in the form of a dividend to its parent. Also in 2000, the Company was redomiciled from California to Iowa.

Nature of Business

The Company engages in providing life insurance, pension and annuity products, reinsurance, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and are distributed in 49 states.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications;
(b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) policyholder dividends are recognized when declared rather than over the term of the related policies; (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (o) the

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

accounts and operations of the Company's subsidiaries are not consolidated but are included in investments in common stocks at the statutory net carrying value, changes to which are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Other significant accounting policies are as follows:

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies are carried at market value. Common stock of the Company's affiliated insurance subsidiaries are recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other investments consist of investments in various joint ventures and limited partnerships, which are recorded at equity in underlying net assets, and derivative instruments, which are valued in accordance with the NAIC Accounting Practices and Procedures manual and Purposes and Procedures manual of the SVO. All derivative instruments are used for hedging purposes and valued on a basis consistent with the hedged item.

The Company uses interest rate swaps, interest rate caps and floors, options, swaptions and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreements is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, the Company excluded investment income due and accrued of $1,518 with respect to such practices. No such investment income due and accrued was excluded during 1999 and 1998.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to
11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Funding Agreements and Municipal Reverse Repurchase Agreements

Funding agreements and municipal reverse repurchase agreements are investment contracts issued to municipalities, corporations, mutual funds and other institutional investors that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract. As of December 31, 2000, funding agreements totaling $1,690,548 contained provisions which allow the policyholder to withdraw their funds at book value after certain advance notice periods which range up to one year in duration.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $350,784, $255,210 and $352,298 in 2000, 1999 and 1998, respectively.

Premium Revenues

Premiums from life insurance policies are recognized as revenue when due, and premiums from annuity contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

Other Income

Other income consists primarily of profit sharing on reinsurance ceded and reserve adjustments on ceded modified coinsurance transactions.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in surplus rather than gain from operations. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Prior Year Adjustments

Prior year adjustments charged directly to surplus in 2000 relate to expenses incurred for sales practices litigation of $8,199, the write off of software of $30,043 and suspense adjustments of $5,466. There was no overall impact to surplus resulting from the software write off as this item was previously nonadmitted.

Prior year adjustments charged directly to surplus in 1999 relate primarily to expenses incurred for sales practices litigation of $7,710 and a suspense asset adjustment of $7,000.

Prior year adjustments in 1998 relate primarily to expenses incurred for sales practices litigation of $8,276 and a reserve valuation adjustment of $13,000 on single premium immediate annuities.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities (including preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, other than affiliated entities, are based on quoted market prices.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



   2. Fair Values of Financial Instruments (continued)

   Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Net short-term notes receivable from affiliates: The fair value for net short-term notes receivable from affiliates approximate their carrying value.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, including separate account liabilities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Derivatives: Estimated fair value of interest rate swaps, caps, floors, options and swaptions are based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of financial instruments are as follows (in thousands):

                                                                   December 31
                                                   2000                                1999
                                      -------------------------------- --------------------------------------
                                         Carrying          Fair             Carrying            Fair
                                          Amount          Value              Amount             Value
                                      -------------------------------- --------------------------------------
Admitted assets
Bonds                                     $14,404,438    $14,562,288        $12,820,804       $12,681,458
Preferred stocks other than affiliates
                                               77,603         78,621             77,231            42,448
Common stocks other than affiliates
                                              600,594        600,594          1,270,039         1,270,039
Mortgage loans on real estate               1,140,481      1,170,426            385,590           363,650
Policy loans                                  417,849        417,849            409,534           396,956
Floors, caps, options and swaptions
                                               47,543        109,800             56,964            60,129
Interest rate swaps                            10,994         11,367                  -           (65,953)
Cash and short-term investments               100,681        100,681            132,454           132,454
Net short-term notes receivable from
   affiliates                                  23,702         23,702                  -                 -
Separate account assets                     4,191,889      4,191,889          4,229,395         4,229,395

Liabilities
Investment contract liabilities             7,275,853      7,187,031          8,807,732         8,800,196
Separate account liabilities                3,919,092      4,022,404          3,941,489         3,941,489


                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments

The Company's investment in common stocks of its wholly owned subsidiaries, based on the statutory capital and surplus of the subsidiaries, is summarized as follows:

                                                                                     Carrying Amount
                                                                         Cost
                                                                  ------------------------------------
At December 31, 2000:
   TALIAC                                                                $238,418          $823,859
   TONY                                                                    83,600            25,470
   Other                                                                   13,230               174
                                                                  ------------------------------------
                                                                         $335,248          $849,503
                                                                  ====================================

At December 31, 1999:
   TALIAC                                                                $238,418          $797,109
   TONY                                                                    83,600            50,142
   Transamerica Life Insurance Company of Canada                          113,711           135,565
   Others                                                                   8,730             1,584
                                                                  ------------------------------------
                                                                         $444,459          $984,400
                                                                  ====================================

In 1999 and 1998, the Company received a dividend of $50,000 from its wholly-owned subsidiary, TALIAC.

Certain financial information with respect to TALIAC and TONY, the Company's wholly-owned insurance subsidiaries, is as follows:
                                                                            December 31
                                                                      2000               1999
                                                               --------------------------------------

Cash and investments                                                 $15,244,044        $14,869,284
Other assets                                                           6,492,031          6,948,284
                                                               --------------------------------------
Total assets                                                          21,736,075         21,817,568

Aggregate reserves                                                    11,067,366          9,977,508
Other liabilities                                                      9,819,380         10,992,809
                                                               --------------------------------------
Total liabilities                                                     20,886,746         20,970,317
                                                               --------------------------------------
Total capital and surplus                                          $     849,329      $     847,251
                                                               ======================================


                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

The carrying value and estimated fair value of investments in debt securities are summarized as follows (in thousands):

                                                           Gross             Gross          Estimated
                                        Carrying         Unrealized       Unrealized           Fair
                                          Value            Gains            Losses            Value
                                    -----------------------------------------------------------------------
December 31, 2000
United States Government and
   agencies                            $     722,783      $    8,263       $       959     $     730,087
State, municipal and other
   government                                344,859          53,300               669           397,490
Public utilities                           1,453,514          56,108            28,252         1,481,370
Industrial and miscellaneous               9,255,458         296,606           285,486         9,266,578
Mortgage and other asset- backed
   securities                              2,627,824          77,521            18,582         2,686,763
                                    -----------------------------------------------------------------------
                                          14,404,438         491,798           333,948        14,562,288

Preferred stocks                              77,603           6,622             5,604            78,621
                                    -----------------------------------------------------------------------
                                    -----------------------------------------------------------------------
                                         $14,483,781        $498,420          $341,292       $14,640,909
                                    =======================================================================

December 31, 1999
United States Government and
   agencies                            $     189,325       $  11,396        $    1,968     $     198,753
State, municipal and other
   government                                106,484           3,673             1,482           108,675
Foreign governments                           50,820             353             3,328            47,845
Public utilities                           1,718,582          20,020            38,842         1,699,760
Industrial and miscellaneous               9,345,228         103,079           230,148         9,218,159
Mortgage and other asset- backed
   securities                              1,410,365               -             2,099         1,408,266
                                    -----------------------------------------------------------------------
                                    -----------------------------------------------------------------------
                                          12,820,804         138,521           277,867        12,681,458

Preferred stocks                              77,231           6,399            41,182            42,448
                                    -----------------------------------------------------------------------
                                    -----------------------------------------------------------------------
                                         $12,898,035        $144,920          $319,049       $12,723,906
                                    =======================================================================


                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

The carrying value and estimated fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                           Estimated
                                                                          Carrying            Fair
                                                                           Amount            Value
                                                                      ------------------------------------

  Due in one year or less                                                $     293,736    $     293,384
  Due after one year through five years                                      2,573,899        2,614,419
  Due after five years through ten years                                     2,648,540        2,617,591
  Due after ten years                                                        6,260,439        6,350,131
  Mortgage and other asset-backed securities                                 2,627,824        2,686,763
                                                                      ------------------------------------
                                                                           $14,404,438      $14,562,288
                                                                      ====================================

A detail of net investment income is presented below:

                                                               Year ended December 31
                                                      2000              1999             1998
                                                -----------------------------------------------------

Interest on bonds and preferred stocks                $1,068,590      $   994,418       $   952,235
Dividends from common stocks                               5,332           53,192            53,000
Interest on mortgage loans                                49,068           28,314            28,713
Rental income on real estate                              30,180           28,008            27,288
Interest on policy loans                                  22,994           27,086            24,780
Cash and short-term investments                            5,938           10,526            10,939
Other investments                                         18,427           16,343            17,198
                                                -----------------------------------------------------
                                                       1,200,529        1,157,887         1,114,153
Less investment expenses                                 (92,315)         (32,845)          (35,610)
                                                -----------------------------------------------------
Net investment income                                 $1,108,214       $1,125,042        $1,078,543
                                                =====================================================



                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

Proceeds from sales and maturities of bonds and related gross realized capital gains and losses were as follows:
                                                                  Year ended December 31
                                                          2000             1999              1998
                                                   ------------------------------------------------------

Proceeds                                                 $5,872,493        $2,993,985       $3,938,693

Gross realized gains                                   $     94,531      $     46,135     $     44,290
Gross realized losses                                      (157,019)          (43,142)         (27,768)
                                                   ------------------------------------------------------
                                                   ------------------------------------------------------
Net realized capital gains (losses)                    $    (62,488)    $       2,993     $     16,522
                                                   ======================================================

At December 31, 2000, investments with an aggregate carrying value of $9,236 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized capital gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                                  Realized
                                                                 -------------------------------------------
                                                                 -------------------------------------------
                                                                           Year ended December 31
                                                                     2000          1999           1998
                                                                 -------------------------------------------
                                                                 -------------------------------------------

   Bonds                                                            $ (62,488)    $  2,993     $  16,522
   Preferred stocks                                                     6,124       (6,085)        2,405
   Common stocks                                                      499,621       41,011       164,984
   Other                                                              (17,086)     (90,400)       (7,021)
                                                                 -------------------------------------------
                                                                 -------------------------------------------
                                                                      426,171      (52,481)      172,080

   Tax effect                                                        (178,914)      71,941       (84,425)
   Transfer from (to) interest maintenance reserve                     44,940       (1,945)      (11,584)
                                                                 -------------------------------------------
                                                                 -------------------------------------------
   Net realized gains                                                $292,197      $17,515     $  76,071
                                                                 ===========================================


                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

The other loss of $90,400 in 1999 primarily resulted from the net pretax loss incurred on an ineffective equity collar hedge (see Note 9).

                                                                                 Unrealized
                                                                 --------------------------------------------
                                                                 --------------------------------------------
                                                                           Year ended December 31
                                                                      2000           1999          1998
                                                                 --------------------------------------------

   Bonds                                                            $  (10,264)   $   (5,756)   $      (871)
   Preferred stocks                                                     (4,499)        2,271         (2,741)
   Common stocks                                                      (512,790)      125,177        257,582
   Mortgage loans                                                       (1,791)            -              -
   Other invested assets                                                   592        (2,272)         7,570
                                                                 --------------------------------------------
   Change in unrealized                                              $(528,752)     $119,420       $261,540
                                                                 ============================================

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

                                                                                         December 31
                                                                                      2000          1999
                                                                                 ----------------------------
                                                                                 ----------------------------

   Unrealized gains                                                                  $172,202       $640,014
   Unrealized losses                                                                  (51,482)       (32,190)
                                                                                 ----------------------------
                                                                                 ----------------------------
   Net unrealized gains                                                              $120,720       $607,824
                                                                                 ============================

During 2000, the Company issued mortgage loans with interest rates ranging from 7.39% to 9.51%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 85%. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $6,792 and $4,586, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

                Geographic Distribution                             Property Type Distribution
  -----------------------------------------------------   -----------------------------------------------
                                        December 31                                      December 31
                                      2000     1999                                     2000      1999
                                     ------------------                               -------------------

  Pacific                               35%     42%       Office                         38%       22%
  South Atlantic                        24      26        Apartment                      18        40
  Middle Atlantic                       11      15        Retail                         18         7
  Mountain                               7       -        Other                          17        28
  E. North Central                       5       2        Industrial                      9         3
  W. South Central                       5       1
  W. North Central                       5       6
  New England                            5       8
  E. South Central                       3       -

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

The operations of the Company are subject to risk of interest rate fluctuations to the extent that there is a difference between the cash flows from the Company's interest-earning assets and the cash flows related to its liabilities. In the normal course of its operations, the Company hedges some of its interest rate risk with derivative financial instruments. These derivatives comprise primarily of interest rate swap agreements, interest rate floor agreements, foreign currency swap agreements, call option agreements, S&P 500 call option agreements, and options to enter into interest rate swap agreements (swaptions). The Company does not use derivatives financial instruments for trading or speculative purposes, nor is the Company a party to any leveraged derivative contracts.

Interest swap agreements are intended to help the Company more closely match the cash flows received from its assets to the payments on its liabilities. The Company's interest rate swap agreements generally provide that one party pays interest at a floating rate in relation to movements in an underlying index and the other party pays interest at a fixed rate. Generally, no cash is exchanged at the outset of the contract, and no principal payments are made by either party. A single net payment is made usually by one counterparty at each settlement date. Interest rate swaps that terminate prior to maturity are generally settled for the fair value of the swap on the termination date.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

Interest rate floor agreements purchased by the Company provide for the receipt of payments in the event interest rates fall below specified levels. Interest rate floors are intended to mitigate the Company's risk of reinvesting the cash flow it receives from calls, mortgage prepayments, and redemptions on its investment portfolio at lower interest rates. A single premium payment is made by the Company at the beginning of the contract. Once the interest rate floor becomes effective, if the actual rate moves below the agreed upon floor rate, the Company receives payment equal to the difference between the actual rate and the floor rate times the notional amount of the agreement.

The Company purchases swaptions to help manage the risk of interest rate fluctuations by providing an option to enter into an interest rate swap in the event of unfavorable interest rate movements. A single premium payment is made by the purchaser at the beginning of the contract. Once the option is exercised, the parties enter into an interest rate swap agreement.

The Company has credit risk exposure to the extent that a counterparty fails to make payment on its obligation. While the Company is exposed to credit risk in the event of nonperformance by the other party, nonperformance is not anticipated due to the credit rating of the counterparties. At December 31, 2000, all of the Company's derivative financial instruments were with financial institutions rated A or better by one or more of the major credit rating agencies.

Market risk is the risk the Company faces from a change in the market value of a derivative instrument. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk). The Company mitigates this risk by actively measuring and monitoring correlation and taking corrective action as necessary.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off balance sheet risks, shown in notional amounts are summarized as follows:

                                                                                Notional Amount
                                                                            2000              1999
                                                                      ------------------------------------

  Derivative securities Interest rate swaps:
    Receive float-pay float                                               $     15,833      $   298,631
    Receive fixed-pay float                                                  3,342,842        2,195,954
    Receive float-pay fixed                                                    700,742          270,862

  Interest rate floor agreements                                               500,445          400,000
  Swaptions                                                                  6,500,000        6,500,000
  Call options                                                                  32,199           31,999

4. Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. These reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                 Ceded/Retroceded to               Assumed from
                                            -------------------------------------------------------------
                                Direct        Affiliated    Unaffiliated     Affiliated    Unaffiliated       Net
                                Amount        Companies      Companies       Companies      Companies        Amount
                           ----------------------------------------------------------------------------------------------
Year ended
   December 31, 2000:
   Premium revenue            $  2,623,910    $   199,290      $1,574,257     $359,387       $1,359,070   $  2,568,820
                           ==============================================================================================
                           ==============================================================================================

At December 31, 2000:
   Reserves for future
     policy benefits           $13,967,778     $3,402,793      $3,590,670     $524,069       $2,355,940   $  9,854,324
   Policy and contract
     claims payable                313,976         34,769         267,285        4,844          402,406        419,172
                           ----------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------------------
                               $14,281,754     $3,437,562      $3,857,955     $528,913       $2,758,346    $10,273,496
                           ==============================================================================================
Year ended
   December 31, 1999:
   Premium revenue            $  2,281,775    $   112,947      $2,274,338     $157,197       $1,880,044   $  1,931,731
                           ==============================================================================================
                           ==============================================================================================

At December 31, 1999:
   Reserves for future
     policy benefits           $14,241,446     $4,124,327      $3,056,908     $233,126       $2,401,859   $  9,695,196
   Policy and contract
     claims payable                127,030         40,341         137,047        1,824          345,323        296,789
                           ----------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------------------
                               $14,368,476     $4,164,668      $3,193,955     $234,950       $2,747,182   $  9,991,985
                           ==============================================================================================
Year ended
   December 31, 1998:
   Premium revenue            $  2,314,662    $   298,339      $2,482,419     $198,460       $2,499,677   $  2,232,041
                           ==============================================================================================
                           ==============================================================================================

At December 31, 1998:
   Reserves for future
     policy benefits           $14,778,562     $4,978,700      $2,931,865     $136,208       $2,424,077   $  9,428,282
   Policy and contract
     claims payable                121,330         45,187         316,533       11,018          385,519        156,147
                           ----------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------------------
                               $14,899,892     $5,023,887      $3,248,398     $147,226       $2,809,596   $  9,584,429
                           ==============================================================================================

In 2000, the Company entered into a reinsurance transaction with two affiliated companies in which the company assumed certain structured settlement liabilities on a funds withheld basis. As a result, the Company has recorded a related asset of $262,448.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



5. Income Taxes

The Company's taxable income or loss is included in the consolidated return of Transamerica Corporation for the period ended July 21, 1999. The method of allocation between the companies for the period ended July 21, 1999, is subject to written agreement approved by the Board of Directors. Tax payments are made to, or refunds received from, Transamerica Corporation in amounts which would result from filing separate tax returns with federal taxing authorities, except that tax benefits attributable to operating losses and other carryovers are recognized currently since utilization of these benefits is assured by Transamerica Corporation. The provision does not purport to represent a proportionate share of the consolidated tax.

For the period beginning July 22, 1999, the Company will join in a consolidated tax return with certain life affiliates, including TALIAC and TONY. The method of allocation between the companies for the period beginning July 22, 1999, is subject to a written agreement as approved by the Board of Directors. This agreement requires that tax payments are made to, or refunds are received from the Company, in amounts which would results from filing separate tax returns with federal taxing authorities.

Following is a reconciliation of federal income taxes computed at the statutory rate with the income tax provision, excluding income taxes related to net realized gains on investment transactions (in thousands):
                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------

Computed tax at federal statutory rate (35%)               $(29,629)          $61,196         $ 18,901
Tax reserve adjustment                                       11,844            (1,153)          (3,463)
Deferred acquisition costs - tax basis                        6,082            13,326            4,677
Reinsurance adjustments                                           -           (14,442)          (7,525)
Difference in statutory and tax bases
   of investments                                                 -            (2,399)         (10,990)
Prior year under (over) accrual                              46,125            24,640          (13,055)
Tax credits                                                 (27,111)          (16,000)         (17,698)
Dividend received deduction                                  (1,420)          (17,500)         (17,500)
IMR amortization                                                826                 -                -
Other items - net                                              (565)          (17,338)         (23,755)
                                                     ------------------------------------------------------
Federal income tax expense (benefit)                      $   6,152           $30,330         $(70,408)
                                                     ======================================================

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholder's surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($117,701 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $41,195.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1993. The examination fieldwork for 1994 and 1995 has been completed and a tentative settlement has been reached at Appeals. The examination fieldwork for 1995 through 1997 has been completed and a petition has been filed in the tax court. An examination is underway for 1998 and for the period from January 1 through July 21, 1999 (short tax period).

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)
                                                                       December 31
                                                          2000                            1999
                                             ----------------------------------------------------------------
                                                  Amount         Percent         Amount          Percent
                                             ----------------------------------------------------------------
Subject to discretionary withdrawal - with adjustment:
   With market value adjustment               $     994,166          7%      $       9,134           -
   At book value less surrender charge              537,251          4             435,717           3%
   At market value                                3,367,374         26           7,385,279          53
Subject to discretionary withdrawal -
   without adjustment                             1,419,091         11           1,748,102          13
Not subject to discretionary withdrawal
   provision                                      6,760,644         52           4,417,004          31
                                             -----------------              ------------------
                                                             ----------------                ----------------
Total annuity reserves and deposit               13,078,526        100%         13,995,236         100%
   liabilities
                                                             ================                ================
Less reinsurance ceded                           (5,209,341)                    (5,820,180)
                                             -----------------
                                                                            ------------------
Net annuity reserves and deposit liabilities   $  7,869,185                     $8,175,056
                                             =================              ==================

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company is as follows:

                                   Nonindexed
                                         Guaranteed     Guaranteed More
                                           Indexed          Than 4%          Nonguaranteed         Total
                                        --------------
                                                       ------------------- ------------------- --------------
   Premiums, deposits and other
     considerations for the year
     ended December 31, 2000            $          -   $            -          $   349,535      $   349,535
                                        ============== =================== =================== ==============

   Reserves for separate accounts as
     of December 31, 2000                   $17,528         $754,619            $3,188,901       $3,961,048
                                        ============== =================== =================== ==============

   Reserves by withdrawal characteristics as of December 31, 2000:
     At market value                    $          -   $            -           $3,188,901       $3,188,901
     Not subject to discretionary
       withdrawal                            17,528          754,619                     -           17,528
                                        -------------- ------------------- ------------------- --------------
                                        -------------- ------------------- ------------------- --------------
                                            $17,528         $754,619            $3,188,901       $3,961,048
                                        ============== =================== =================== ==============

Comparative information for 1999 and 1998 is not available.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:
                                                                       Year ended December 31
                                                                 2000          1999            1998
                                                            ----------------------------------------------
Transfer as reported in the summary of operations of the separate accounts statement:
   Transfers to separate accounts                                $350,784        $255,210     $352,298
   Transfers from separate accounts                               181,133         217,729      173,152
                                                            ----------------------------------------------
Net transfers to separate accounts                                169,651          37,481      179,146
Reconciling adjustments:
   Deposits (withdrawals) from separate accounts                    5,287          13,091       21,097
   Other fund adjustment                                              412               -            -
                                                            ----------------------------------------------

Net transfers as reported in the statements of operations
                                                                 $175,350       $  50,572     $200,243
                                                            ==============================================

Components of deferred and uncollected premiums are as follows:

                                                     Gross           Loading             Net
                                               ------------------------------------------------------

December 31, 2000
Life and annuity:
   Ordinary first-year business                     $  30,778         $17,890         $  12,888
   Ordinary renewal business                          411,229          17,145           394,084
   Group life direct business                           4,968               -             4,968
   Reinsurance ceded                                 (212,969)              -          (212,969)
                                               ------------------------------------------------------
                                                      234,006          35,035           198,971
Accident and health                                    16,344               -            16,344
                                               ------------------------------------------------------
                                                     $250,350         $35,035          $215,315
                                               ======================================================
December 31, 1999
Life and annuity:
   Ordinary first-year business                     $  52,710     $         -         $  52,710
   Ordinary renewal business                          263,678          36,000           227,678
   Group life direct business                             759               -               759
   Reinsurance ceded                                 (123,315)              -          (123,315)
                                               ------------------------------------------------------
                                                      193,832          36,000           157,832
Accident and health                                    69,890               -            69,890
                                               ------------------------------------------------------
                                                     $263,722         $36,000          $227,722
                                               ======================================================


                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $156,700.

8. Pension Plan and Other Postretirement Benefits

Substantially all employees are covered by noncontributory defined benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates in which the Company also participates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. The general policy is to fund current service costs currently and prior service costs over periods ranging from 10 to 30 years. Assets of those plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs were approximately $1,100, $800 and $600 for the years ended December 31, 2000, 1999 and 1998, respectively.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. The Company accounts for the costs of such benefit programs under the accrual method and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. Postretirement benefit costs charged to income was approximately $3,000 for each of the years ended December 31, 2000, 1999 and 1998.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

Beginning in 2000, the Company receives data processing, investment advisory and management, marketing and administration services from affiliates. During 2000, the Company paid $21,323 for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000.

At December 31, 2000, the Company has short-term notes receivable from affiliates of $155,000 and short-term notes payable to affiliates of $131,298. Interest on these notes accrue at rates ranging from 6.49% to 6.52%.

In March 1999, the Company entered into an equity collar (which expired December 17, 1999), with an unrelated party to hedge the price fluctuations of their unaffiliated equity securities portfolio. In addition, Transamerica Corporation agreed to protect the Company from any ineffectiveness in the hedge that would expose the Company to loss net of tax benefit. As a result of the ineffectiveness of the collar with the unrelated party and the payment that the Company was required to make upon settlement, Transamerica Corporation made a payment of approximately $172,000 to the Company in December 1999.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



10. Commitments and Contingencies

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement of $8,199, $7,710 and $8,276 after-tax have been incurred in 2000, 1999 and 1998, respectively, and reflected in these statements as prior period adjustments. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

11. Stock Dividend of Subsidiary to Stockholder

On December 1, 2000, the Company paid a stock dividend to its stockholder, Transamerica Insurance Corporation, consisting of 100% of the outstanding common and preferred stock of Transamerica Life Insurance Company of Canada. The dividend of $210,386 represented the Company's equity basis carrying value for the stock at the time it was distributed.

12. Partnership Termination

During 2000, the Company increased its ownership of its Taiwan branch operations to 100% through a buyout of its 60% partner, Pacific Life Insurance Ltd., for a payment of $19,192. A receivable from the partner of $35,510 was also written off in conjunction with the buy-out. Additional costs of $17,100 were incurred as a result of the scheduled termination of reinsurance treaties with three unaffiliated companies. These items were recorded as a charge to unassigned surplus on a net of tax basis.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



13. Reconciliation to Insurance Department Annual Statement

The following table reconciles net income and total capital and surplus as reported in the Annual Statement filed with the Insurance Department to the amounts reported in the accompanying financial statements as of and for the year ended December 31, 2000:

                                                                                       Total Capital and
                                                                         Net Income         Surplus
                                                                      ------------------------------------

  Amounts reported in Annual Statement                                      $251,510         $1,594,585
  Adjustments related to reinsurance treaties                                (97,108)           (97,108)
  Adjustments to policy and contract claim reserves                           20,000             20,000
  Tax effect of adjustments                                                   26,988             26,988
                                                                      ------------------------------------
                                                                      ------------------------------------
  Amounts reported herein                                                   $201,390         $1,544,465
                                                                      ====================================

0008-0087588
















                                 Statutory-Basis
                          Financial Statement Schedules



                                0008-0087588 37
                 Transamerica Occidental Life Insurance Company

       Summary of Investments - Other Than Investments in Related Parties
                             (Dollars in thousands)

                                December 31, 2000


Schedule I

                                                                                           Amount at
                                                                                          Which Shown
                                                                         Market              in the
Type of Investment                                   Cost (1)             Value          Balance Sheet
-----------------------------------------------------------------------------------------------------------

Fixed maturities
Bonds:
   United States government and government
     agencies and authorities                        $    776,949       $    784,961      $     776,949
   States, municipalities and political
     subdivisions                                       1,007,229          1,090,510          1,007,229
   Foreign governments                                     91,391             95,359             91,391
   Public utilities                                     1,453,514          1,481,370          1,453,514
   All other corporate bonds                           11,075,355         11,110,088         11,075,355
Preferred stock                                            79,343             78,621             79,343
                                                -----------------------------------------------------------
Total fixed maturities                                 14,483,781         14,640,909         14,483,781

Equity securities
Common stocks:
   Banks, trust and insurance                              42,398             43,817             43,817
   Industrial, miscellaneous and all other                437,476            556,777            556,777
                                                -----------------------------------------------------------
                                                -----------------------------------------------------------
Total equity securities                                   479,874            600,594            600,594

Mortgage loans on real estate                           1,140,481                             1,140,481
Real estate                                                96,219                                96,219
Policy loans                                              417,849                               417,849
Other long-term investments                               278,629                               278,629
Cash and short-term investments                           100,681                               100,681
                                                --------------------                  ---------------------
Total investments                                     $16,997,514                           $17,118,234
                                                ====================                  =====================

(1) ____ Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.




38                                                                                            0008-0087588
                 Transamerica Occidental Life Insurance Company

                       Supplementary Insurance Information
                             (Dollars in thousands)

                                December 31, 2000


Schedule III

                                                   Future Policy                           Policy and
                                                   Benefits and         Unearned            Contract
                                                     Expenses           Premiums          Liabilities
-----------------------------------------------------------------------------------------------------------

Year ended December 31, 2000:
   Individual life                                    $5,330,707       $         -            $328,828
   Individual health                                      39,295            48,256              16,298
   Group life and health                                  15,770             8,580              53,306
   Annuity                                             4,411,716                 -              20,740
                                                -----------------------------------------------------------
                                                -----------------------------------------------------------
                                                      $9,797,488           $56,836            $419,172
                                                ===========================================================
                                                ===========================================================

Year ended December 31, 1999:
   Individual life                                    $4,988,602       $         -            $240,452
   Individual health                                      42,065            28,046              33,481
   Group life and health                                  31,586             2,616              32,963
   Annuity                                             4,602,281                 -             (10,107)
                                                -----------------------------------------------------------
                                                -----------------------------------------------------------
                                                      $9,664,534           $30,662            $296,789
                                                ===========================================================
                                                ===========================================================

Year ended December 31, 1998:
   Individual life                                    $4,595,349       $         -            $121,089
   Individual health                                      26,439            41,669              (9,445)
   Group life and health                                  12,953             3,675              47,840
   Annuity                                             4,748,197                 -              (3,337)
                                                -----------------------------------------------------------
                                                      $9,382,938           $45,344            $156,147
                                                ===========================================================


                                  0008-0087588








                                        Benefits, Claims
                                           Losses and
                            Net        Settlement Expenses       Other
      Premium           Investment                             Operating           Premiums
      Revenue             Income*                              Expenses*            Written
--------------------------------------------------------------------------------------------------


       $1,241,149         $   447,840         $1,245,378        $   934,952
           43,836               8,517             84,424             89,362           $91,282
          103,920              11,522            (55,633)           114,131            49,345
        1,179,915             640,335          1,665,463            277,789
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
       $2,568,820          $1,108,214         $2,939,632         $1,416,234
===============================================================================
===============================================================================


      $   894,532         $   405,705        $   909,143        $   703,605
          (10,184)              2,770            (33,811)            35,665           $80,328
          158,775              10,967            134,414            124,689            65,217
          888,608             705,600          1,283,024            736,327
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
       $1,931,731          $1,125,042         $2,292,770         $1,600,286
===============================================================================
===============================================================================


       $1,070,236         $   400,313         $1,242,592        $   492,976
           51,827               4,483              3,265            100,839           $63,828
          195,431               4,003            160,581             89,231            50,433
          914,547             669,744            312,946          2,218,202
-------------------------------------------------------------------------------
       $2,232,041          $1,078,543         $1,719,384         $2,901,248
===============================================================================


*Allocations of net investment income and other operating expenses are based on a number of assumptions of estimates, and the results would change if different methods were applied.


                 Transamerica Occidental Life Insurance Company

                                   Reinsurance
                             (Dollars in thousands)

                                December 31, 2000


Schedule IV

                                                                        Assumed                           Percentage
                                                      Ceded to            From                             of Amount
                                      Gross             Other            Other              Net             Assumed
                                      Amount          Companies        Companies           Amount           to Net
-------------------------------------------------------------------------------------------------------------------------

Year ended December 31,
   2000:
   Life insurance in force          $626,744,294      $455,425,869    $  21,882,466      $193,200,891          11%

   Premiums:
     Individual life              $    1,457,065    $    1,119,760  $       903,844    $    1,241,149          74%
     Individual health                    91,282            95,419           47,973            43,836         109%
     Group life and health                49,345           124,268          178,843           103,920         172%
     Annuity                           1,026,218           434,100          587,797         1,179,915          49%
                                -----------------------------------------------------------------------------------------
                                  $    2,623,910    $    1,773,547   $    1,718,457    $    2,568,820          67%
                                =========================================================================================

Year ended December 31,
   1999:
   Life insurance in force          $547,304,907      $370,217,933    $  17,677,754      $194,764,728           9%

   Premiums:
     Individual life              $    1,181,390    $    1,220,329  $       933,471   $       894,532         104%
     Individual health                    80,328            97,296            6,784           (10,184)            -%
     Group life and health                65,217           247,870          341,428           158,775         215%
     Annuity                             954,840           513,149          755,558           888,608          85%
                                -----------------------------------------------------------------------------------------
                                  $    2,281,775    $    2,078,644   $    2,037,241    $    1,931,731         149%
                                =========================================================================================

Year ended December 31,
   1998:
   Life insurance in force          $190,331,317      $308,297,855     $307,915,635      $189,922,097         162%

   Premiums:
     Individual life              $    1,253,362   $       958,929  $       776,803    $    1,070,236          73%
     Individual health                    63,828           134,991          122,991            51,827         237%
     Group life and health                50,433           268,973          413,971           195,431         212%
     Annuity                             948,039         1,128,452        1,384,372           914,547         151%
                                -----------------------------------------------------------------------------------------
                                               $    $    2,491,345   $    2,698,137    $    2,232,041         168%
                                =========================================================================================


APPENDIX A

GUIDELINE MINIMUM SUM INSURED TABLE

The guideline minimum sum insured is a percentage of the contract value as set forth below. The percentages in the table are at least equal to the minimum percentages required by federal income tax regulations.


                                           Guideline Minimum Sum Insured Table

                     Attained Age            Percentage            Attained Age           Percentage
                     ------------            ----------            ------------           ----------
                      40 or less                265%                    64                   137%
                          41                    258%                    65                   135%
                          42                    251%                    66                   134%
                          43                    244%                    67                   133%
                          44                    237%                    68                   132%
                          45                    230%                    69                   131%
                          46                    224%                    70                   130%
                          47                    218%                    71                   128%
                          48                    212%                    72                   126%
                          49                    206%                    73                   124%
                          50                    200%                    74                   122%
                          51                    193%                   75-85                 120%
                          52                    186%                    86                   118%
                          53                    179%                    87                   116%
                          54                    172%                    88                   114%
                          55                    165%                    89                   112%
                          56                    161%                    90                   110%
                          57                    157%                    91                   108%
                          58                    153%                    92                   106%
                          59                    149%                   93-95                 105%
                          60                    145%                    96                   104%
                          61                    143%                    97                   103%
                          62                    141%                    98                   102%
                          63                    139%                  99-115                 101%






The guideline minimum sum insured percentage for contracts issued subject to the jurisdiction of Florida is 100% (rather than 101%) for attained ages 100-115.












                                       A-1
APPENDIX B

OPTIONAL INSURANCE BENEFITS

                                        3
This Appendix provides only a summary of other insurance benefits available by rider. For more information, contact your representative. Certain riders may not be available in all states. The names of the available riders may vary by jurisdiction.

Option to Accelerate Death Benefits (Living Benefits Rider - SPVUL)

This rider allows the contract owner to elect to receive part of the net death benefit under the contract before the insured's death if the insured becomes terminally ill, as defined in the rider. This rider is not available on Second-to-Die Contracts.

Section 1035 Rider

This rider provides preferred loan rates to: (a) any outstanding loan carried over from an exchanged contract, the proceeds of which are applied to purchase the contract; and (b) a percentage of the gain under the exchanged contract, less the outstanding contract loans carried over to the contract, as of the date of exchange.

The Section 1035 Rider is not available on contracts issued subject to the jurisdiction of Connecticut.

Guaranteed Death Benefit Rider (SPVUL)


If the contract owner pays 100% of the guideline single premium for the contract, this rider will be added to the contract without additional charge. If the rider is in effect, the contract will not lapse through the final payment date, within limits. After the final payment date, if the rider is in effect and is not subsequently terminated, the rider provides that the death benefit after the final payment date is the greater of:


(a) the face amount as of the final payment date or

(b) the guideline minimum sum insured as of the date due proof of death is received by us.

The net death benefit under the rider after the final payment date is the death benefit reduced by the outstanding loan, if any, through the contract month in which the insured dies.

The rider may terminate under certain circumstances and, once terminated, may not be reinstated.

The Guaranteed Death Benefit Rider is not available in Massachusetts.

                                       B-1
APPENDIX A

APPENDIX C

BENEFIT PAYMENT OPTIONS

The following definitions apply to this description of benefit payment options:

Designated Individual: a person specified by the payee upon whose life expectancy a benefit payment option amount is based and upon whose life continued payments depend. If the payee is the contract owner, the designated individual may be the insured, or if applicable, another living individual. If the payee is the beneficiary, the designated individual may be the beneficiary or another living individual.

Payee: the person with the right to elect an available benefit payment option and to receive the payments under a benefit payment option. The contract owner is the payee under the benefit payment option if the option is elected as a method of receiving surrender or maturity proceeds. The beneficiary is the payee under a benefit payment option elected as a method of receiving net death benefits.

    Benefit Payment Options

When the insured dies, we will pay the net death benefit in a lump sum unless you or the beneficiary choose a benefit payment option. You may choose a benefit payment option while the insured is living. The beneficiary may choose a benefit option after the insured has died. The beneficiary's right to choose will be subject to any benefit payment option restrictions in effect at the insured's death. You may also choose one of these options as a method of receiving the surrender or maturity proceeds, if any are available under the contract. When we receive a satisfactory written request, we will pay the benefit according to one of these options.

The amounts payable under a benefit payment option are paid from the fixed account. These amounts are not based on the investment experience of the separate account.

OPTION A: Installment for a Guaranteed Period. We will pay equal installments for a guaranteed period of from one to thirty years. Each installment will consist of part benefit and part interest. We will pay the installments monthly, quarterly, semi-annually or annually, as requested.


OPTION B: Installments for Life with a Guaranteed Period. We will pay equal monthly installments as long as the designated individual is living, but we will not make payments for less than the guaranteed period the payee chooses. The guaranteed period may be either 10 years or 20 years. We will pay the installments monthly.

OPTION C: Benefit Deposited with Interest. We will hold the benefit on deposit. It will earn interest at the annual interest rate we are paying as of the date of death, surrender or maturity. We will not pay less than 2 1/2% annual interest. We will pay the earned interest monthly, quarterly, semi-annually or annually, as requested. The payee may withdraw part or all of the benefit and earned interest at any time.

OPTION D: Installments of a Selected Amount. We will pay installments of a selected amount until we have paid the entire benefit and accumulated interest.

OPTION E: Annuity. We will use the benefit as a single payment to buy an annuity. The annuity may be payable based on the life of one or two designated individuals. It may be payable for life with or without a guaranteed period, as requested. The annuity payment will not be less than what our current annuity contracts are then paying.

General

The payee may arrange any other method of benefit as long as we agree to it. There must be at least $10,000 available for any option and the amount of each installment must be at least $100. If the benefit amount is not enough to meet these requirements, we will pay the benefit in a lump sum.

Installments which vary by age of the designated individual will be determined based on the age nearest birthday of the designated individual on the date of death, maturity, or surrender. If the net death benefit is payable, the benefit payment option starting date is the date of death of the insured. For purposes of contract maturity or surrender, the date the written request is received in our Variable Life Service Center is the benefit payment option starting date.

The first installment due under any option will be for the period beginning as of the date of death, maturity or surrender. Any unpaid balance we hold under Options A, B or D will earn interest at the rate we are paying at the time of settlement. We will not pay less than 3% annual interest. Any benefit we hold will be combined with our general assets.

If the payee does not live to receive all guaranteed payments under Options A, B, D or E or any amount deposited under Option C, plus any accumulated interest, we will pay the remaining benefit as scheduled to the payee's estate. The payee may name and change a successor payee for any amount we would otherwise pay the payee's estate.

APPENDIX D


ILLUSTRATIONS OF
DEATH BENEFIT, CONTRACT VALUES
AND ACCUMULATED PAYMENTS

The following tables illustrate the way in which a contract's death benefit and contract value could vary over an extended period.

Assumptions

The tables illustrate the following contracts:

1.   A contract  issued to a male, age 55, under a standard  underwriting  class
     and  qualifying  for  the  non-tobacco  user  discount,   issued  based  on
     simplified underwriting criteria;

2. A contract issued to a male, age 55, under a standard underwriting class and qualifying for the non-tobacco user discount, issued on a fully underwritten basis;

3. A Second-to Die contract issued to a male, age 55, and to a female, age 55, each insured qualifying for a standard underwriting class and the non-tobacco user discount, issued based on simplified underwriting criteria;

4. A Second-to-Die contract issued to a male, age 55, and to a female, age 55, each insured qualifying for a standard underwriting class and the non-tobacco user discount, issued based on a fully underwritten basis;

5.   A contract  issued to a male, age 65, under a standard  underwriting  class
     and  qualifying  for  the  non-tobacco  user  discount,   issued  based  on
     simplified underwriting criteria;

6. A contract issued to a male, age 65, under a standard underwriting class and qualifying for the non-tobacco user discount, issued on a fully underwritten basis;

7. A Second-to-Die contract issued to a male, age 65, and to a female, age 65, each insured qualifying for a standard underwriting class and the non-tobacco user discount, issued based on simplified underwriting criteria; and


8. A Second-to-Die contract issued to a male, age 65, and to a female, age 65, each insured qualifying for a standard underwriting class and the non-tobacco user discount, issued based on a fully underwritten basis.

The tables illustrate contract values based on the assumptions that no contract loans have been made, that no partial withdrawals have been made, and that no more than 18 transfers have been made in any contract year (so that no transaction fee or transfer charges have been incurred). On request, we will provide a comparable illustration based on the proposed insured's age, sex, and underwriting class, and a specified payment.

The tables assume that the single payment is allocated to and remains in the separate account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the portfolios (i.e., investment income and capital gains and losses, realized or unrealized) equal to constant gross annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount that would accumulate if the single payment was invested to earn interest (after taxes) at 5% compounded annually.

The contract values and death benefit would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below the averages for individual contract years. The values would also be different depending on the allocation of the contract's total contract value among the sub-accounts, if the rates of return averaged 0%, 6% or 12%, but the rates of each portfolio varied above and below the averages.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the separate account since no charges are currently made. However, if in the future the charges are made, to produce illustrated death benefits and contract value, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

Deductions for Charges

The amounts shown for the death proceeds and contract values take into account the monthly deductions from contract value:

1.  the insurance protection charge;

2.  the administration charge equivalent to 0.30% on an annual basis;

3. the tax charge equivalent to 0.20% on an annual basis, deducted during the first ten contract years; and

4. the distribution fee equivalent to 0.40% on an annual basis, deducted during the first ten contract years.

The amounts shown for the death proceeds and the contract values also take into account the daily charge against the sub-accounts for mortality and expense risks equivalent to 0.80% on an annual basis.

Expenses of the Portfolios


The amounts shown in the tables also take into account the portfolio management fees and operating expenses, which are assumed to be at an annual rate of 0.86% of the average daily net assets of the portfolios. The rate of 0.86% is the simple average of the total portfolio annual expenses for all of the portfolios as shown in the Portfolio Expenses table in the prospectus and takes into account expense reimbursement arrangements. The fees and expenses of each portfolio vary, and, in 2000 ranged from an annual rate of 0.60% to an annual rate of 1.80% of average daily net assets. Some of these expenses reflect expense waivers or reimbursements by the portfolios' advisers as discussed in Note (1) to the Portfolio Expenses table. Without these expense waivers or reimbursements, if applicable, the expenses for those portfolios would be higher and the simple average would have been at the annual rate of 0.93% of average daily net assets. As discussed in Note (1) to the Portfolio Expenses Table, such waivers or reimbursements are expected to continue for 2001. The fees and expenses associated with the contract may be more or less than 0.86% in the aggregate, depending upon how you make allocations of the contract value among the sub-accounts. For more information on portfolio expenses, see the Portfolio Expenses Table in this prospectus and the prospectuses for the portfolios.


Net Annual Rates of Investment

Taking into account the separate account mortality and expense risk charge of 0.80%, and the assumed 0.86% charge for portfolio management fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.66%, 4.34% and 10.34%, respectively.

Upon request, we will provide a comparable illustration based upon the proposed insured's age and underwriting classification, the single payment amount and the allowable requested face amount.





                                       D-2
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                             Male, Non-Tobacco User, Age 55
                                                                                                Standard Underwriting Class
                                                                                           Simplified Underwriting Criteria
                                                                                                      Face Amount: $220,019

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus        Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender  Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value     Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----     -------       -----      -----      -------      -----       -----      -------

     1         $78,750      $65,907    $72,657    $220,019     $70,340    $77,090    $220,019     $74,773     $81,523    $220,019
     2         $82,688      $64,386    $70,386    $220,019     $73,237    $79,237    $220,019     $82,612     $88,612    $220,019
     3         $86,822      $62,937    $68,187    $220,019     $76,195    $81,445    $220,019     $91,069     $96,319    $220,019
     4         $91,163      $61,557    $66,057    $220,019     $79,214    $83,714    $220,019    $100,195    $104,695    $220,019
     5         $95,721      $60,243    $63,993    $220,019     $82,296    $86,046    $220,019    $110,050    $113,800    $220,019

     6        $100,507      $58,993    $61,993    $220,019     $85,444    $88,444    $220,019    $120,697    $123,697    $220,019
     7        $105,533      $57,806    $60,056    $220,019     $88,658    $90,908    $220,019    $132,205    $134,455    $220,019
     8        $110,809      $56,680    $58,180    $220,019     $91,941    $93,441    $220,019    $144,648    $146,148    $220,019
     9        $116,350      $55,612    $56,362    $220,019     $95,294    $96,044    $220,019    $158,108    $158,858    $220,813
    10        $122,167      $54,601    $54,601    $220,019     $98,720    $98,720    $220,019    $172,674    $172,674    $236,563

    11        $128,275      $53,320    $53,320    $220,019    $102,286    $102,286   $220,019    $189,199    $189,199    $255,418
    12        $134,689      $52,069    $52,069    $220,019    $105,980    $105,980   $220,019    $207,305    $207,305    $277,789
    13        $141,424      $50,847    $50,847    $220,019    $109,808    $109,808   $220,019    $227,145    $227,145    $302,103
    14        $148,495      $49,654    $49,654    $220,019    $113,775    $113,775   $220,019    $248,883    $248,883    $328,526
    15        $155,920      $48,489    $48,489    $220,019    $117,884    $117,884   $220,019    $272,702    $272,702    $357,239

    16        $163,716      $47,352    $47,352    $220,019    $122,142    $122,142   $220,019    $298,800    $298,800    $388,440
    17        $171,901      $46,241    $46,241    $220,019    $126,554    $126,554   $220,019    $327,396    $327,396    $419,066
    18        $180,496      $45,156    $45,156    $220,019    $131,125    $131,125   $220,019    $358,728    $358,728    $451,997
    19        $189,521      $44,097    $44,097    $220,019    $135,862    $135,862   $220,019    $393,059    $393,059    $487,393
    20        $198,997      $43,062    $43,062    $220,019    $140,769    $140,769   $220,019    $430,676    $430,676    $525,424

  Age 60       $95,721      $60,243    $63,993    $220,019     $82,296    $86,046    $220,019    $110,050    $113,800    $220,019
  Age 65      $122,167      $54,601    $54,601    $220,019     $98,720    $98,720    $220,019    $172,674    $172,674    $236,563
  Age 70      $155,920      $48,489    $48,489    $220,019    $117,884    $117,884   $220,019    $272,702    $272,702    $357,239
  Age 75      $198,997      $43,062    $43,062    $220,019    $140,769    $140,769   $220,019    $430,676    $430,676    $525,424
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a single payment of $75,000 is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                            Male, Non-Tobacco User, Age 55
                                                                                               Standard Underwriting Class
                                                                                          Simplified Underwriting Criteria
                                                                                                    Face Amount = $220,019

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                    MONTHLY DEDUCTIONS AND PORTFOLIO EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus        Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender  Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value     Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----     -------       -----      -----      -------      -----       -----      -------

     1         $78,750      $65,164    $71,914    $220,019     $69,602    $76,352    $220,019     $74,041     $80,791    $220,019
     2         $82,688      $62,758    $68,758    $220,019     $71,639    $77,639    $220,019     $81,055     $87,055    $220,019
     3         $86,822      $60,258    $65,508    $220,019     $73,592    $78,842    $220,019     $88,585     $93,835    $220,019
     4         $91,163      $57,661    $62,161    $220,019     $75,460    $79,960    $220,019     $96,698    $101,198    $220,019
     5         $95,721      $54,923    $58,673    $220,019     $77,208    $80,958    $220,019    $105,442    $109,192    $220,019

     6        $100,507      $52,038    $55,038    $220,019     $78,831    $81,831    $220,019    $114,904    $117,904    $220,019
     7        $105,533      $48,960    $51,210    $220,019     $80,293    $82,543    $220,019    $125,160    $127,410    $220,019
     8        $110,809      $45,659    $47,159    $220,019     $81,569    $83,069    $220,019    $136,313    $137,813    $220,019
     9        $116,350      $42,083    $42,833    $220,019     $82,620    $83,370    $220,019    $148,479    $149,229    $220,019
    10        $122,167      $38,154    $38,154    $220,019     $83,383    $83,383    $220,019    $161,790    $161,790    $221,653

    11        $128,275      $33,320    $33,320    $220,019     $83,610    $83,610    $220,019    $176,588    $176,588    $238,394
    12        $134,689      $28,019    $28,019    $220,019     $83,513    $83,513    $220,019    $192,629    $192,629    $258,124
    13        $141,424      $22,177    $22,177    $220,019     $83,036    $83,036    $220,019    $209,997    $209,997    $279,296
    14        $148,495      $15,710    $15,710    $220,019     $82,117    $82,117    $220,019    $228,782    $228,782    $301,992
    15        $155,920      $8,524     $8,524     $220,019     $80,683    $80,683    $220,019    $249,082    $249,082    $326,297

    16        $163,716       $461       $461      $220,019     $78,617    $78,617    $220,019    $270,981    $270,981    $352,275
    17        $171,901        $0         $0         $0*        $75,763    $75,763    $220,019    $294,677    $294,677    $377,187
    18        $180,496        $0         $0         $0*        $71,958    $71,958    $220,019    $320,320    $320,320    $403,604
    19        $189,521        $0         $0         $0*        $66,948    $66,948    $220,019    $348,053    $348,053    $431,586
    20        $198,997        $0         $0         $0*        $60,482    $60,482    $220,019    $378,078    $378,078    $461,255

  Age 60       $95,721      $54,923    $58,673    $220,019     $77,208    $80,958    $220,019    $105,442    $109,192    $220,019
  Age 65      $122,167      $38,154    $38,154    $220,019     $83,383    $83,383    $220,019    $161,790    $161,790    $221,653
  Age 70      $155,920      $8,524     $8,524     $220,019     $80,683    $80,683    $220,019    $249,082    $249,082    $326,297
  Age 75      $198,997        $0         $0         $0*        $60,482    $60,482    $220,019    $378,078    $378,078    $461,255
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $220,019 based on the assumptions for this illustration.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $586,715

             BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1        $210,000     $175,945    $193,945    $586,715    $187,778    $205,778   $586,715    $199,611    $217,611    $586,715
     2        $220,500     $172,073    $188,073    $586,715    $195,723    $211,723   $586,715    $220,773    $236,773    $586,715
     3        $231,525     $168,379    $182,379    $586,715    $203,839    $217,839   $586,715    $243,622    $257,622    $586,715
     4        $243,101     $164,857    $176,857    $586,715    $212,133    $224,133   $586,715    $268,307    $280,307    $586,715
     5        $255,256     $161,503    $171,503    $586,715    $220,608    $230,608   $586,715    $294,989    $304,989    $586,715

     6        $268,019     $158,310    $166,310    $586,715    $229,270    $237,270   $586,715    $323,845    $331,845    $586,715
     7        $281,420     $155,275    $161,275    $586,715    $238,125    $244,125   $586,715    $355,066    $361,066    $586,715
     8        $295,491     $152,392    $156,392    $586,715    $247,177    $251,177   $586,715    $388,860    $392,860    $586,715
     9        $310,266     $149,657    $151,657    $586,715    $256,434    $258,434   $586,715    $425,453    $427,453    $594,160
    10        $325,779     $147,066    $147,066    $586,715    $265,900    $265,900   $586,715    $465,093    $465,093    $637,177

    11        $342,068     $143,759    $143,759    $586,715    $275,780    $275,780   $586,715    $510,113    $510,113    $688,652
    12        $359,171     $140,527    $140,527    $586,715    $286,027    $286,027   $586,715    $559,491    $559,491    $749,718
    13        $377,130     $137,367    $137,367    $586,715    $296,655    $296,655   $586,715    $613,649    $613,649    $816,153
    14        $395,986     $134,279    $134,279    $586,715    $307,678    $307,678   $586,715    $673,049    $673,049    $888,425
    15        $415,786     $131,260    $131,260    $586,715    $319,111    $319,111   $586,715    $738,200    $738,200    $967,041

    16        $436,575     $128,309    $128,309    $586,715    $330,968    $330,968   $586,715    $809,656    $809,656   $1,052,553
    17        $458,404     $125,424    $125,424    $586,715    $343,266    $343,266   $586,715    $888,030    $888,030   $1,136,678
    18        $481,324     $122,604    $122,604    $586,715    $356,021    $356,021   $586,715    $973,990    $973,990   $1,227,227
    19        $505,390     $119,847    $119,847    $586,715    $369,250    $369,250   $586,715   $1,068,271  $1,068,271  $1,324,656
    20        $530,660     $117,153    $117,153    $586,715    $382,970    $382,970   $586,715   $1,171,678  $1,171,678  $1,429,447

  Age 60      $255,256     $161,503    $171,503    $586,715    $220,608    $230,608   $586,715    $294,989    $304,989    $586,715
  Age 65      $325,779     $147,066    $147,066    $586,715    $265,900    $265,900   $586,715    $465,093    $465,093    $637,177
  Age 70      $415,786     $131,260    $131,260    $586,715    $319,111    $319,111   $586,715    $738,200    $738,200    $967,041
  Age 75      $530,660     $117,153    $117,153    $586,715    $382,970    $382,970   $586,715   $1,171,678  $1,171,678  $1,429,447
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $586,715

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1        $210,000     $173,771    $191,771    $586,715    $185,606    $203,606   $586,715    $197,444    $215,444    $586,715
     2        $220,500     $167,354    $183,354    $586,715    $191,037    $207,037   $586,715    $216,147    $232,147    $586,715
     3        $231,525     $160,688    $174,688    $586,715    $196,246    $210,246   $586,715    $236,226    $250,226    $586,715
     4        $243,101     $153,762    $165,762    $586,715    $201,228    $213,228   $586,715    $257,862    $269,862    $586,715
     5        $255,256     $146,462    $156,462    $586,715    $205,888    $215,888   $586,715    $281,179    $291,179    $586,715

     6        $268,019     $138,769    $146,769    $586,715    $210,216    $218,216   $586,715    $306,412    $314,412    $586,715
     7        $281,420     $130,560    $136,560    $586,715    $214,114    $220,114   $586,715    $333,759    $339,759    $586,715
     8        $295,491     $121,757    $125,757    $586,715    $217,518    $221,518   $586,715    $363,501    $367,501    $586,715
     9        $310,266     $112,221    $114,221    $586,715    $220,321    $222,321   $586,715    $395,943    $397,943    $586,715
    10        $325,779     $101,745    $101,745    $586,715    $222,356    $222,356   $586,715    $431,441    $431,441    $591,075

    11        $342,068      $88,854    $88,854     $586,715    $222,960    $222,960   $586,715    $470,903    $470,903    $635,719
    12        $359,171      $74,719    $74,719     $586,715    $222,702    $222,702   $586,715    $513,679    $513,679    $688,330
    13        $377,130      $59,139    $59,139     $586,715    $221,431    $221,431   $586,715    $559,992    $559,992    $744,790
    14        $395,986      $41,894    $41,894     $586,715    $218,979    $218,979   $586,715    $610,086    $610,086    $805,313
    15        $415,786      $22,732    $22,732     $586,715    $215,156    $215,156   $586,715    $664,219    $664,219    $870,127

    16        $436,575      $1,230      $1,230     $586,715    $209,646    $209,646   $586,715    $722,617    $722,617    $939,402
    17        $458,404        $0          $0         $0*       $202,036    $202,036   $586,715    $785,807    $785,807   $1,005,833
    18        $481,324        $0          $0         $0*       $191,889    $191,889   $586,715    $854,188    $854,188   $1,076,277
    19        $505,390        $0          $0         $0*       $178,529    $178,529   $586,715    $928,143    $928,143   $1,150,897
    20        $530,660        $0          $0         $0*       $161,286    $161,286   $586,715   $1,008,208  $1,008,208  $1,230,013

  Age 60      $255,256     $146,462    $156,462    $586,715    $205,888    $215,888   $586,715    $281,179    $291,179    $586,715
  Age 65      $325,779     $101,745    $101,745    $586,715    $222,356    $222,356   $586,715    $431,441    $431,441    $591,075
  Age 70      $415,786      $22,732    $22,732     $586,715    $215,156    $215,156   $586,715    $664,219    $664,219    $870,127
  Age 75      $530,660        $0          $0         $0*       $161,286    $161,286   $586,715   $1,008,208  $1,008,208  $1,230,013
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $586,715 based on the assumptions for this illustration.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                             Female, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $343,811

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1         $78,750      $66,330    $73,080     $343,811     $70,789    $77,539    $343,811     $75,249     $81,999    $343,811
     2         $82,688      $65,176    $71,176     $343,811     $74,132    $80,132    $343,811     $83,619     $89,619    $343,811
     3         $86,822      $64,030    $69,280     $343,811     $77,525    $82,775    $343,811     $92,665     $97,915    $343,811
     4         $91,163      $62,883    $67,383     $343,811     $80,960    $85,460    $343,811    $102,443    $106,943    $343,811
     5         $95,721      $61,725    $65,475     $343,811     $84,432    $88,182    $343,811    $113,018    $116,768    $343,811

     6        $100,507      $60,620    $63,620     $343,811     $87,929    $90,929    $343,811    $124,458    $127,458    $343,811
     7        $105,533      $59,567    $61,817     $343,811     $91,494    $93,744    $343,811    $136,836    $139,086    $343,811
     8        $110,809      $58,566    $60,066     $343,811     $95,145    $96,645    $343,811    $150,233    $151,733    $343,811
     9        $116,350      $57,614    $58,364     $343,811     $98,886    $99,636    $343,811    $164,737    $165,487    $343,811
    10        $122,167      $56,710    $56,710     $343,811    $102,720    $102,720   $343,811    $180,449    $180,449    $343,811

    11        $128,275      $55,491    $55,491     $343,811    $106,643    $106,643   $343,811    $198,114    $198,114    $343,811
    12        $134,689      $54,297    $54,297     $343,811    $110,717    $110,717   $343,811    $217,509    $217,509    $343,811
    13        $141,424      $53,130    $53,130     $343,811    $114,946    $114,946   $343,811    $238,802    $238,802    $343,811
    14        $148,495      $51,987    $51,987     $343,811    $119,336    $119,336   $343,811    $262,180    $262,180    $346,078
    15        $155,920      $50,869    $50,869     $343,811    $123,894    $123,894   $343,811    $287,847    $287,847    $377,079

    16        $163,716      $49,775    $49,775     $343,811    $128,626    $128,626   $343,811    $316,026    $316,026    $410,833
    17        $171,901      $48,705    $48,705     $343,811    $133,539    $133,539   $343,811    $346,963    $346,963    $444,113
    18        $180,496      $47,657    $47,657     $343,811    $138,640    $138,640   $343,811    $380,930    $380,930    $479,972
    19        $189,521      $46,632    $46,632     $343,811    $143,935    $143,935   $343,811    $418,221    $418,221    $518,595
    20        $198,997      $45,630    $45,630     $343,811    $149,433    $149,433   $343,811    $459,164    $459,164    $560,180

  Age 60       $95,721      $61,725    $65,475     $343,811     $84,432    $88,182    $343,811    $113,108    $116,768    $343,811
  Age 65      $122,167      $56,710    $56,710     $343,811    $102,720    $102,720   $343,811    $180,449    $180,449    $343,811
  Age 70      $155,920      $50,869    $50,869     $343,811    $123,894    $123,894   $343,811    $287,847    $287,847    $377,079
  Age 75      $198,997      $45,630    $45,630     $343,811    $149,433    $149,433   $343,811    $459,164    $459,164    $560,180
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                             Female, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $343,811

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death    Surrender    Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit     Value       Value       Benefit
   ----         ----         -----      -----      -------       -----      -----      -------     -----       -----       -------

     1         $78,750      $66,330    $73,080     $343,811     $70,789    $77,539    $343,811    $75,249     $81,999     $343,811
     2         $82,688      $65,176    $71,176     $343,811     $74,132    $80,132    $343,811    $83,619     $89,619     $343,811
     3         $86,822      $64,030    $69,280     $343,811     $77,525    $82,775    $343,811    $92,665     $97,915     $343,811
     4         $91,163      $62,883    $67,383     $343,811     $80,960    $85,460    $343,811    $102,443    $106,943    $343,811
     5         $95,721      $61,724    $65,474     $343,811     $84,432    $88,182    $343,811    $113,018    $116,768    $343,811

     6        $100,507      $60,540    $63,540     $343,811     $87,929    $90,929    $343,811    $124,458    $127,458    $343,811
     7        $105,533      $59,312    $61,562     $343,811     $91,440    $93,690    $343,811    $136,836    $139,086    $343,811
     8        $110,809      $58,019    $59,519     $343,811     $94,945    $96,445    $343,811    $150,233    $151,733    $343,811
     9        $116,350      $56,630    $57,380     $343,811     $98,421    $99,171    $343,811    $164,737    $165,487    $343,811
    10        $122,167      $55,113    $55,113     $343,811    $101,841    $101,841   $343,811    $180,447    $180,447    $343,811

    11        $128,275      $53,001    $53,001     $343,811    $105,055    $105,055   $343,811    $197,917    $197,917    $343,811
    12        $134,689      $50,664    $50,664     $343,811    $108,194    $108,194   $343,811    $217,075    $217,075    $343,811
    13        $141,424      $48,057    $48,057     $343,811    $111,222    $111,222   $343,811    $238,116    $238,116    $343,811
    14        $148,495      $45,130    $45,130     $343,811    $114,104    $114,104   $343,811    $261,270    $261,270    $344,876
    15        $155,920      $41,815    $41,815     $343,811    $116,787    $116,787   $343,811    $286,692    $286,692    $375,566

    16        $163,716      $38,022    $38,022     $343,811    $119,204    $119,204   $343,811    $314,452    $314,452    $408,788
    17        $171,901      $33,628    $33,628     $343,811    $121,265    $121,265   $343,811    $344,768    $344,768    $441,303
    18        $180,496      $28,469    $28,469     $343,811    $122,849    $122,849   $343,811    $377,845    $377,845    $476,085
    19        $189,521      $22,342    $22,342     $343,811    $123,810    $123,810   $343,811    $413,904    $413,904    $513,241
    20        $198,997      $15,012    $15,012     $343,811    $123,976    $123,976   $343,811    $453,190    $453,190    $552,892

  Age 60       $95,721      $61,724    $65,474     $343,811     $84,432    $88,182    $343,811    $113,018    $116,768    $343,811
  Age 65      $122,167      $55,113    $55,113     $343,811    $101,841    $101,841   $343,811    $180,447    $180,447    $343,811
  Age 70      $155,920      $41,815    $41,815     $343,811    $116,787    $116,787   $343,811    $286,692    $286,692    $375,566
  Age 75      $198,997      $15,012    $15,012     $343,811    $123,976    $123,976   $343,811    $453,190    $453,190    $552,892
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.


                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                              Female, Non-Tobacco User Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $916,829

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1        $210,000     $176,880    $194,880    $916,829    $188,772    $206,772   $916,829    $200,663    $218,663    $916,829
     2        $220,500     $173,803    $189,803    $916,829    $197,687    $213,687   $916,829    $222,985    $238,985    $916,829
     3        $231,525     $170,747    $184,747    $916,829    $206,732    $220,732   $916,829    $247,106    $261,106    $916,829
     4        $243,101     $167,693    $179,693    $916,829    $215,894    $227,894   $916,829    $273,182    $285,182    $916,829
     5        $255,256     $164,776    $174,776    $916,829    $225,182    $235,182   $916,829    $301,382    $311,382    $916,829

     6        $268,019     $161,994    $169,994    $916,829    $234,704    $242,704   $916,829    $331,887    $339,887    $916,829
     7        $281,420     $159,343    $165,343    $916,829    $244,466    $250,466   $916,829    $364,930    $370,930    $916,829
     8        $295,491     $156,819    $160,819    $916,829    $254,476    $258,476   $916,829    $400,805    $404,805    $916,829
     9        $310,266     $154,418    $156,418    $916,829    $264,743    $266,743   $916,829    $439,774    $441,774    $916,829
    10        $325,779     $152,138    $152,138    $916,829    $275,274    $275,274   $916,829    $482,119    $482,119    $916,829

    11        $342,068     $149,016    $149,016    $916,829    $286,074    $286,074   $916,829    $529,846    $529,846    $916,829
    12        $359,171     $145,957    $145,957    $916,829    $297,298    $297,298   $916,829    $582,298    $582,298    $916,829
    13        $377,130     $142,961    $142,961    $916,829    $308,962    $308,962   $916,829    $639,942    $639,942    $916,829
    14        $395,986     $140,027    $140,027    $916,829    $321,084    $321,084   $916,829    $703,293    $703,293    $928,347
    15        $415,786     $137,152    $137,152    $916,829    $333,682    $333,682   $916,829    $772,916    $772,916   $1,012,520

    16        $436,575     $134,337    $134,337    $916,829    $346,773    $346,773   $916,829    $849,430    $849,430   $1,104,259
    17        $458,404     $131,580    $131,580    $916,829    $360,379    $360,379   $916,829    $933,520    $933,520   $1,194,905
    18        $481,324     $128,879    $128,879    $916,829    $374,518    $374,518   $916,829   $1,025,933  $1,025,933  $1,292,676
    19        $505,390     $126,234    $126,234    $916,829    $389,212    $389,212   $916,829   $1,127,495  $1,127,495  $1,398,094
    20        $530,660     $123,642    $123,642    $916,829    $404,482    $404,482   $916,829   $1,239,111  $1,239,111  $1,511,716

  Age 60      $255,256     $164,776    $174,776    $916,829    $225,182    $235,182   $916,829    $301,382    $311,382    $916,829
  Age 65      $325,779     $152,138    $152,138    $916,829    $275,274    $275,274   $916,829    $482,119    $482,119    $916,829
  Age 70      $415,786     $137,152    $137,152    $916,829    $333,682    $333,682   $916,829    $772,916    $772,916   $1,012,520
  Age 75      $530,660     $123,642    $123,642    $916,829    $404,482    $404,482   $916,829   $1,239,111  $1,239,111  $1,511,716
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                              Female, Non-Tobacco User Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $916,829

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1        $210,000     $176,880    $194,880    $916,829    $188,772    $206,772   $916,829    $200,663    $218,663    $916,829
     2        $220,500     $173,803    $189,803    $916,829    $197,687    $213,687   $916,829    $222,985    $238,985    $916,829
     3        $231,525     $170,747    $184,747    $916,829    $206,732    $220,732   $916,829    $247,106    $261,106    $916,829
     4        $243,101     $167,689    $179,689    $916,829    $215,894    $227,894   $916,829    $273,182    $285,182    $916,829
     5        $255,256     $164,598    $174,598    $916,829    $225,151    $235,151   $916,829    $301,382    $311,382    $916,829

     6        $268,019     $161,439    $169,439    $916,829    $234,478    $242,478   $916,829    $331,887    $339,887    $916,829
     7        $281,420     $158,165    $164,165    $916,829    $243,840    $249,840   $916,829    $364,896    $370,896    $916,829
     8        $295,491     $154,716    $158,716    $916,829    $253,188    $257,188   $916,829    $400,622    $404,622    $916,829
     9        $310,266     $151,013    $153,013    $916,829    $262,457    $264,457   $916,829    $439,299    $441,299    $916,829
    10        $325,779     $146,968    $146,968    $916,829    $271,575    $271,575   $916,829    $481,193    $481,193    $916,829

    11        $342,068     $141,337    $141,337    $916,829    $280,148    $280,148   $916,829    $527,780    $527,780    $916,829
    12        $359,171     $135,104    $135,104    $916,829    $288,517    $288,517   $916,829    $578,867    $578,867    $916,829
    13        $377,130     $128,153    $128,153    $916,829    $296,593    $296,593   $916,829    $634,977    $634,977    $916,829
    14        $395,986     $120,347    $120,347    $916,829    $304,277    $304,277   $916,829    $696,720    $696,720    $919,670
    15        $415,786     $111,507    $111,507    $916,829    $311,431    $311,431   $916,829    $764,511    $764,511   $1,001,509

    16        $436,575     $101,392    $101,392    $916,829    $317,878    $317,878   $916,829    $838,540    $838,540   $1,090,102
    17        $458,404      $89,674    $89,674     $916,829    $323,374    $323,374   $916,829    $919,382    $919,382   $1,176,809
    18        $481,324      $75,917    $75,917     $916,829    $327,599    $327,599   $916,829   $1,007,587  $1,007,587  $1,269,559
    19        $505,390      $59,580    $59,580     $916,829    $330,159    $330,159   $916,829   $1,103,743  $1,103,743  $1,368,642
    20        $530,660      $40,032    $40,032     $916,829    $330,603    $330,603   $916,829   $1,208,506  $1,208,506  $1,474,377

  Age 60      $255,256     $164,598    $174,598    $916,829    $225,151    $235,151   $916,829    $301,382    $311,382    $916,829
  Age 65      $325,779     $146,968    $146,968    $916,829    $271,575    $271,575   $916,829    $481,193    $481,193    $916,829
  Age 70      $415,786     $111,507    $111,507    $916,829    $311,431    $311,431   $916,829    $764,511    $764,511   $1,001,509
  Age 75      $530,660      $40,032    $40,032     $916,829    $330,603    $330,603   $916,829   $1,208,506  $1,208,506  $1,474,377
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.


                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $151,898

             BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1         $78,750      $65,907    $72,657     $151,898     $70,340    $77,090    $151,898     $74,773     $81,523    $151,898
     2         $82,688      $64,386    $70,386     $151,898     $73,237    $79,237    $151,898     $82,612     $88,612    $151,898
     3         $86,822      $62,937    $68,187     $151,898     $76,195    $81,445    $151,898     $91,069     $96,319    $151,898
     4         $91,163      $61,557    $66,057     $151,898     $79,214    $83,714    $151,898    $100,195    $104,695    $151,898
     5         $95,721      $60,243    $63,993     $151,898     $82,296    $86,046    $151,898    $110,050    $113,800    $151,898

     6        $100,507      $58,993    $61,993     $151,898     $85,444    $88,444    $151,898    $120,697    $123,697    $160,806
     7        $105,533      $57,806    $60,056     $151,898     $88,658    $90,908    $151,898    $132,205    $134,455    $172,102
     8        $110,809      $56,680    $58,180     $151,898     $91,941    $93,441    $151,898    $144,648    $146,148    $184,146
     9        $116,350      $55,612    $56,362     $151,898     $95,294    $96,044    $151,898    $158,108    $158,858    $196,984
    10        $122,167      $54,601    $54,601     $151,898     $98,720    $98,720    $151,898    $172,674    $172,674    $210,662

    11        $128,275      $53,320    $53,320     $151,898    $102,286    $102,286   $151,898    $189,199    $189,199    $227,038
    12        $134,689      $52,069    $52,069     $151,898    $105,980    $105,980   $151,898    $207,305    $207,305    $248,766
    13        $141,424      $50,847    $50,847     $151,898    $109,808    $109,808   $151,898    $227,145    $227,145    $272,574
    14        $148,495      $49,654    $49,654     $151,898    $113,775    $113,775   $151,898    $248,883    $248,883    $298,660
    15        $155,920      $48,489    $48,489     $151,898    $117,884    $117,884   $151,898    $272,702    $272,702    $327,242

    16        $163,716      $47,352    $47,352     $151,898    $122,142    $122,142   $151,898    $298,800    $298,800    $358,560
    17        $171,901      $46,241    $46,241     $151,898    $126,554    $126,554   $151,898    $327,396    $327,396    $392,875
    18        $180,496      $45,156    $45,156     $151,898    $131,125    $131,125   $157,350    $358,728    $358,728    $430,474
    19        $189,521      $44,097    $44,097     $151,898    $135,862    $135,862   $163,034    $393,059    $393,059    $471,671
    20        $198,997      $43,062    $43,062     $151,898    $140,769    $140,769   $168,923    $430,676    $430,676    $516,811

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70       $95,721      $60,243    $63,993     $151,898     $82,296    $86,046    $151,898    $110,050    $113,800    $151,898
  Age 75      $122,167      $54,601    $54,601     $151,898     $98,720    $98,720    $151,898    $172,674    $172,674    $210,662
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $151,898

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1         $78,750      $64,602    $71,352     $151,898     $69,052    $75,802    $151,898     $73,503     $80,253    $151,898
     2         $82,688      $61,520    $67,520     $151,898     $70,463    $76,463    $151,898     $79,952     $85,952    $151,898
     3         $86,822      $58,214    $63,464     $151,898     $71,708    $76,958    $151,898     $86,913     $92,163    $151,898
     4         $91,163      $54,640    $59,140     $151,898     $72,762    $77,262    $151,898     $94,469     $98,969    $151,898
     5         $95,721      $50,750    $54,500     $151,898     $73,596    $77,346    $151,898    $102,725    $106,475    $151,898

     6        $100,507      $46,465    $49,465     $151,898     $74,156    $77,156    $151,898    $111,801    $114,801    $151,898
     7        $105,533      $41,680    $43,930     $151,898     $74,377    $76,627    $151,898    $121,783    $124,033    $158,763
     8        $110,809      $36,287    $37,787     $151,898     $74,188    $75,688    $151,898    $132,520    $134,020    $168,865
     9        $116,350      $30,116    $30,866     $151,898     $73,479    $74,229    $151,898    $144,002    $144,752    $179,492
    10        $122,167      $23,011    $23,011     $151,898     $72,149    $72,149    $151,898    $156,297    $156,297    $190,683

    11        $128,275      $14,146    $14,146     $151,898     $69,771    $69,771    $151,898    $169,755    $169,755    $203,706
    12        $134,689      $3,891      $3,891     $151,898     $66,533    $66,533    $151,898    $184,119    $184,119    $220,943
    13        $141,424        $0          $0         $0*        $62,244    $62,244    $151,898    $199,407    $199,407    $239,288
    14        $148,495        $0          $0         $0*        $56,671    $56,671    $151,898    $215,631    $215,631    $258,758
    15        $155,920        $0          $0         $0*        $49,490    $49,490    $151,898    $232,790    $232,790    $279,347

    16        $163,716        $0          $0         $0*        $40,223    $40,223    $151,898    $250,842    $250,842    $301,011
    17        $171,901        $0          $0         $0*        $28,227    $28,227    $151,898    $269,731    $269,731    $323,677
    18        $180,496        $0          $0         $0*        $12,548    $12,548    $151,898    $289,337    $289,337    $347,205
    19        $189,521        $0          $0         $0*          $0          $0         $0*      $309,534    $309,534    $371,441
    20        $198,997        $0          $0         $0*          $0          $0         $0*      $330,155    $330,155    $396,185

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70       $95,721      $50,750    $54,500     $151,898     $73,596    $77,346    $151,898    $102,725    $106,475    $151,898
  Age 75      $122,167      $23,011    $23,011     $151,898     $72,149    $72,149    $151,898    $156,297    $156,297    $190,683
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $151,898 based on the assumptions for this illustration.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.


                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $405,061

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1        $210,000     $175,945    $193,945    $405,061    $187,778    $205,778   $405,061    $199,611    $217,611    $405,061
     2        $220,500     $172,073    $188,073    $405,061    $195,723    $211,723   $405,061    $220,773    $236,773    $405,061
     3        $231,525     $168,379    $182,379    $405,061    $203,839    $217,839   $405,061    $243,622    $257,622    $405,061
     4        $243,101     $164,857    $176,857    $405,061    $212,133    $224,133   $405,061    $268,307    $280,307    $405,061
     5        $255,256     $161,503    $171,503    $405,061    $220,608    $230,608   $405,061    $294,989    $304,989    $405,061

     6        $268,019     $158,310    $166,310    $405,061    $229,270    $237,270   $405,061    $323,845    $331,845    $431,399
     7        $281,420     $155,275    $161,275    $405,061    $238,125    $244,125   $405,061    $355,066    $361,066    $462,164
     8        $295,491     $152,392    $156,392    $405,061    $247,177    $251,177   $405,061    $388,860    $392,860    $495,003
     9        $310,266     $149,657    $151,657    $405,061    $256,434    $258,434   $405,061    $425,453    $427,453    $530,042
    10        $325,779     $147,066    $147,066    $405,061    $265,900    $265,900   $405,061    $465,093    $465,093    $567,413

    11        $342,068     $143,759    $143,759    $405,061    $275,780    $275,780   $405,061    $510,113    $510,113    $612,135
    12        $359,171     $140,527    $140,527    $405,061    $286,027    $286,027   $405,061    $559,491    $559,491    $671,389
    13        $377,130     $137,367    $137,367    $405,061    $296,655    $296,655   $405,061    $613,649    $613,649    $736,379
    14        $395,986     $134,279    $134,279    $405,061    $307,678    $307,678   $405,061    $673,049    $673,049    $807,659
    15        $415,786     $131,260    $131,260    $405,061    $319,111    $319,111   $405,061    $738,200    $738,200    $885,840

    16        $436,575     $128,309    $128,309    $405,061    $330,968    $330,968   $405,061    $809,656    $809,656    $971,588
    17        $458,404     $125,424    $125,424    $405,061    $343,266    $343,266   $411,919    $888,030    $888,030   $1,065,636
    18        $481,324     $122,604    $122,604    $405,061    $356,021    $356,021   $427,225    $973,990    $973,990   $1,168,788
    19        $505,390     $119,847    $119,847    $405,061    $369,250    $369,250   $443,100   $1,068,271  $1,068,271  $1,281,925
    20        $530,660     $117,153    $117,153    $405,061    $382,970    $382,970   $459,565   $1,171,678  $1,171,678  $1,406,013

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70      $255,256     $161,503    $171,503    $405,061    $220,608    $230,608   $405,061    $294,989    $304,989    $405,061
  Age 75      $325,779     $147,066    $147,066    $405,061    $265,900    $265,900   $405,061    $465,093    $465,093    $567,413
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.


                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $405,061

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1        $210,000     $172,273    $190,273    $405,061    $184,139    $202,139   $405,061    $196,009    $214,009    $405,061
     2        $220,500     $164,053    $180,053    $405,061    $187,900    $203,900   $405,061    $213,206    $229,206    $405,061
     3        $231,525     $155,236    $169,236    $405,061    $191,222    $205,222   $405,061    $231,767    $245,767    $405,061
     4        $243,101     $145,707    $157,707    $405,061    $194,033    $206,033   $405,061    $251,916    $263,916    $405,061
     5        $255,256     $135,334    $145,334    $405,061    $196,255    $206,255   $405,061    $273,933    $283,933    $405,061

     6        $268,019     $123,906    $131,906    $405,061    $197,750    $205,750   $405,061    $298,137    $306,137    $405,061
     7        $281,420     $111,146    $117,146    $405,061    $198,338    $204,338   $405,061    $324,756    $330,756    $423,367
     8        $295,491      $96,764    $100,764    $405,061    $197,834    $201,834   $405,061    $353,386    $357,386    $450,307
     9        $310,266      $80,310    $82,310     $405,061    $195,944    $197,944   $405,061    $384,004    $386,004    $478,645
    10        $325,779      $61,362    $61,362     $405,061    $192,397    $192,397   $405,061    $416,793    $416,793    $508,487

    11        $342,068      $37,724    $37,724     $405,061    $186,057    $186,057   $405,061    $452,680    $452,680    $543,217
    12        $359,171      $10,375    $10,375     $405,061    $177,423    $177,423   $405,061    $490,985    $490,985    $589,182
    13        $377,130        $0          $0         $0*       $165,985    $165,985   $405,061    $531,751    $531,751    $638,101
    14        $395,986        $0          $0         $0*       $151,125    $151,125   $405,061    $575,017    $575,017    $690,020
    15        $415,786        $0          $0         $0*       $131,976    $131,976   $405,061    $620,772    $620,772    $744,927

    16        $436,575        $0          $0         $0*       $107,262    $107,262   $405,061    $668,913    $668,913    $802,696
    17        $458,404        $0          $0         $0*        $75,274    $75,274    $405,061    $719,282    $719,282    $863,138
    18        $481,324        $0          $0         $0*        $33,463    $33,463    $405,061    $771,566    $771,566    $925,879
    19        $505,390        $0          $0         $0*          $0          $0         $0*      $825,425    $825,425    $990,509
    20        $530,660        $0          $0         $0*          $0          $0         $0*      $880,412    $880,412   $1,056,495

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70      $255,256     $135,334    $145,334    $405,061    $196,255    $206,255   $405,061    $273,933    $283,933    $405,061
  Age 75      $325,779      $61,362    $61,362     $405,061    $192,397    $192,397   $405,061    $416,793    $416,793    $508,487
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $405,061 based on the assumptions for this illustration.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $215,015

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1         $78,750      $66,300    $73,050     $215,015     $70,759    $77,509    $215,015     $75,218     $81,968    $215,015
     2         $82,688      $65,044    $71,044     $215,015     $74,000    $80,000    $215,015     $83,488     $89,488    $215,015
     3         $86,822      $63,781    $69,031     $215,015     $77,226    $82,476    $215,015     $92,353     $97,603    $215,015
     4         $91,163      $62,575    $67,075     $215,015     $80,529    $85,029    $215,015    $101,910    $106,410    $215,015
     5         $95,721      $61,424    $65,174     $215,015     $83,911    $87,661    $215,015    $112,262    $116,012    $215,015

     6        $100,507      $60,328    $63,328     $215,015     $87,374    $90,374    $215,015    $123,480    $126,480    $215,015
     7        $105,533      $59,283    $61,533     $215,015     $90,921    $93,171    $215,015    $135,643    $137,893    $215,015
     8        $110,809      $58,290    $59,790     $215,015     $94,554    $96,054    $215,015    $148,835    $150,335    $215,015
     9        $116,350      $57,346    $58,096     $215,015     $98,277    $99,027    $215,015    $163,151    $163,901    $215,015
    10        $122,167      $56,450    $56,450     $215,015    $102,092    $102,092   $215,015    $178,690    $178,690    $218,002

    11        $128,275      $55,236    $55,236     $215,015    $105,992    $105,992   $215,015    $196,183    $196,183    $235,420
    12        $134,689      $54,048    $54,048     $215,015    $110,040    $110,040   $215,015    $215,389    $215,389    $258,467
    13        $141,424      $52,886    $52,886     $215,015    $114,243    $114,243   $215,015    $236,475    $236,475    $283,769
    14        $148,495      $51,748    $51,748     $215,015    $118,607    $118,607   $215,015    $259,624    $259,624    $311,549
    15        $155,920      $50,635    $50,635     $215,015    $123,137    $123,137   $215,015    $285,041    $285,041    $342,049

    16        $163,716      $49,546    $49,546     $215,015    $127,840    $127,840   $215,015    $312,945    $312,945    $375,534
    17        $171,901      $48,481    $48,481     $215,015    $132,723    $132,723   $215,015    $343,581    $343,581    $412,298
    18        $180,496      $47,438    $47,438     $215,015    $137,793    $137,793   $215,015    $377,217    $377,217    $452,660
    19        $189,521      $46,418    $46,418     $215,015    $143,056    $143,056   $215,015    $414,145    $414,145    $496,974
    20        $198,997      $45,420    $45,420     $215,015    $148,520    $148,520   $215,015    $454,688    $454,688    $545,625

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70       $95,721      $61,424    $65,174     $215,015     $83,911    $87,661    $215,015    $112,262    $116,012    $215,015
  Age 75      $122,167      $56,450    $56,450     $215,015    $102,092    $102,092   $215,015    $178,690    $178,690    $218,002
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $215,015

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1         $78,750      $66,300    $73,050     $215,015     $70,759    $77,509    $215,015     $75,218     $81,968    $215,015
     2         $82,688      $65,044    $71,044     $215,015     $74,000    $80,000    $215,015     $83,488     $89,488    $215,015
     3         $86,822      $63,706    $68,956     $215,015     $77,205    $82,455    $215,015     $92,353     $97,603    $215,015
     4         $91,163      $62,256    $66,756     $215,015     $80,349    $84,849    $215,015    $101,862    $106,362    $215,015
     5         $95,721      $60,660    $64,410     $215,015     $83,408    $87,158    $215,015    $112,074    $115,824    $215,015

     6        $100,507      $58,872    $61,872     $215,015     $86,348    $89,348    $215,015    $123,056    $126,056    $215,015
     7        $105,533      $56,832    $59,082     $215,015     $89,124    $91,374    $215,015    $134,888    $137,138    $215,015
     8        $110,809      $54,459    $55,959     $215,015     $91,678    $93,178    $215,015    $147,664    $149,164    $215,015
     9        $116,350      $51,651    $52,401     $215,015     $93,937    $94,687    $215,015    $161,512    $162,262    $215,015
    10        $122,167      $48,287    $48,287     $215,015     $95,818    $95,818    $215,015    $176,597    $176,597    $215,448

    11        $128,275      $43,756    $43,756     $215,015     $97,703    $97,703    $215,015    $193,431    $193,431    $232,118
    12        $134,689      $38,342    $38,342     $215,015     $97,795    $97,795    $215,015    $211,667    $211,667    $254,001
    13        $141,424      $31,860    $31,860     $215,015     $97,872    $97,872    $215,015    $231,357    $231,357    $277,628
    14        $148,495      $24,082    $24,082     $215,015     $97,165    $97,165    $215,015    $252,550    $252,550    $303,060
    15        $155,920      $14,705    $14,705     $215,015     $95,490    $95,490    $215,015    $275,279    $275,279    $330,334

    16        $163,716      $3,314      $3,314     $215,015     $92,594    $92,594    $215,015    $299,542    $299,542    $359,451
    17        $171,901        $0          $0         $0*        $88,126    $88,126    $215,015    $325,302    $325,302    $390,363
    18        $180,496        $0          $0         $0*        $81,601    $81,601    $215,015    $352,466    $352,466    $422,959
    19        $189,521        $0          $0         $0*        $72,360    $72,360    $215,015    $380,890    $380,890    $457,068
    20        $198,997        $0          $0         $0*        $59,512    $59,512    $215,015    $410,385    $410,385    $492,462

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70       $95,721      $60,660    $64,410     $215,015     $83,408    $87,158    $215,015    $112,074    $115,824    $215,015
  Age 75      $122,167      $48,287    $48,287     $215,015     $95,818    $95,818    $215,015    $176,597    $176,597    $215,448
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $215,015 based on the assumptions for this illustration.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.


                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $573,372

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1        $210,000     $176,799    $194,799    $573,372    $188,690    $206,690   $573,372    $200,580    $218,580    $573,372
     2        $220,500     $173,469    $189,469    $573,372    $197,334    $213,334   $573,372    $222,634    $238,634    $573,372
     3        $231,525     $170,285    $184,285    $573,372    $206,157    $220,157   $573,372    $246,428    $260,428    $573,372
     4        $243,101     $167,243    $179,243    $573,372    $215,198    $227,198   $573,372    $272,211    $284,211    $573,372
     5        $255,256     $164,339    $174,339    $573,372    $224,464    $234,464   $573,372    $300,167    $310,167    $573,372

     6        $268,019     $161,568    $169,568    $573,372    $233,963    $241,963   $573,372    $330,493    $338,493    $573,372
     7        $281,420     $158,929    $164,929    $573,372    $243,701    $249,701   $573,372    $363,406    $369,406    $573,372
     8        $295,491     $156,416    $160,416    $573,372    $253,687    $257,687   $573,372    $399,142    $403,142    $573,372
     9        $310,266     $154,027    $156,027    $573,372    $263,928    $265,928   $573,372    $437,959    $439,959    $573,372
    10        $325,779     $151,758    $151,758    $573,372    $274,433    $274,433   $573,372    $480,138    $480,138    $585,769

    11        $342,068     $148,643    $148,643    $573,372    $285,200    $285,200   $573,372    $527,669    $527,669    $633,203
    12        $359,171     $145,592    $145,592    $573,372    $296,390    $296,390   $573,372    $579,906    $579,906    $695,887
    13        $377,130     $142,603    $142,603    $573,372    $308,019    $308,019   $573,372    $637,314    $637,314    $764,776
    14        $395,986     $139,676    $139,676    $573,372    $320,104    $320,104   $573,372    $700,404    $700,404    $840,485
    15        $415,786     $136,809    $136,809    $573,372    $332,663    $332,663   $573,372    $769,741    $769,741    $923,689

    16        $436,575     $134,001    $134,001    $573,372    $345,714    $345,714   $573,372    $845,941    $845,941   $1,015,129
    17        $458,404     $131,250    $131,250    $573,372    $359,278    $359,278   $573,372    $929,685    $929,685   $1,115,622
    18        $481,324     $128,556    $128,556    $573,372    $373,374    $373,374   $573,372   $1,021,719  $1,021,719  $1,226,062
    19        $505,390     $125,918    $125,918    $573,372    $388,023    $388,023   $573,372   $1,122,863  $1,122,863  $1,347,436
    20        $530,660     $123,333    $123,333    $573,372    $403,247    $403,247   $573,372   $1,234,021  $1,234,021  $1,480,825

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70      $255,256     $164,339    $174,339    $573,372    $224,464    $234,464   $573,372    $300,167    $310,167    $573,372
  Age 75      $325,779     $151,758    $151,758    $573,372    $274,433    $274,433   $573,372    $480,138    $480,138    $585,769
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.



                                      D-17



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $573,372

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------

     1        $210,000     $176,799    $194,799    $573,372    $188,690    $206,690   $573,372    $200,580    $218,580    $573,372
     2        $220,500     $173,450    $189,450    $573,372    $197,334    $213,334   $573,372    $222,634    $238,634    $573,372
     3        $231,525     $169,882    $183,882    $573,372    $205,879    $219,879   $573,372    $246,274    $260,274    $573,372
     4        $243,101     $166,017    $178,017    $573,372    $214,265    $226,265   $573,372    $271,632    $283,632    $573,372
     5        $255,256     $161,761    $171,761    $573,372    $222,422    $232,422   $573,372    $298,865    $308,865    $573,372

     6        $268,019     $156,993    $164,993    $573,372    $230,261    $238,261   $573,372    $328,150    $336,150    $573,372
     7        $281,420     $151,552    $157,552    $573,372    $237,664    $243,664   $573,372    $359,700    $365,700    $573,372
     8        $295,491     $145,223    $149,223    $573,372    $244,474    $248,474   $573,372    $393,772    $397,772    $573,372
     9        $310,266     $137,736    $139,736    $573,372    $250,499    $252,499   $573,372    $430,698    $432,698    $573,372
    10        $325,779     $128,766    $128,766    $573,372    $255,515    $255,515   $573,372    $470,925    $470,925    $574,529

    11        $342,068     $116,681    $116,681    $573,372    $258,861    $258,861   $573,372    $515,817    $515,817    $618,981
    12        $359,171     $102,245    $102,245    $573,372    $260,788    $260,788   $573,372    $564,446    $564,446    $677,335
    13        $377,130      $84,960    $84,960     $573,372    $260,992    $260,992   $573,372    $616,952    $616,952    $740,342
    14        $395,986      $64,219    $64,219     $573,372    $259,106    $259,106   $573,372    $673,468    $673,468    $808,161
    15        $415,786      $39,214    $39,214     $573,372    $254,640    $254,640   $573,372    $734,077    $734,077    $880,892

    16        $436,575      $8,838      $8,838     $573,372    $246,917    $246,917   $573,372    $798,780    $798,780    $958,536
    17        $458,404        $0          $0         $0*       $235,004    $235,004   $573,372    $867,473    $867,473   $1,040,967
    18        $481,324        $0          $0         $0*       $217,604    $217,604   $573,372    $939,908    $939,908   $1,127,890
    19        $505,390        $0          $0         $0*       $192,961    $192,961   $573,372   $1,015,707  $1,015,707  $1,218,848
    20        $530,660        $0          $0         $0*       $158,699    $158,699   $573,372   $1,094,361  $1,094,361  $1,313,233

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70      $255,256     $161,761    $171,761    $573,372    $222,422    $232,422   $573,372    $298,865    $308,865    $573,372
  Age 75      $325,779     $128,766    $128,766    $573,372    $255,515    $255,515   $573,372    $470,925    $470,925    $574,529
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $573,372 based on the assumptions for this illustration.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.

APPENDIX E -

SPECIAL TERMS

Age: how old the insured is on his or her last birthday before the date of issue and, subsequently, the contract anniversary. However, for benefit payment options, age is based on the age nearest birthday of the designated individual.

Attained Age: the insured's age as of the insured's last birthday at the start of the contract year. Attained age is used in the calculation of the guideline minimum sum insured.

Beneficiary: the person or persons you name to receive the net death benefit when the insured dies.

Contract Owner: the person who may exercise all rights under the contract, with the consent of any irrevocable beneficiary. You and your refer to the contract owner in this prospectus.

Contract Value: the total value of your contract. It is the sum of the:

o   value of the units of the sub-accounts credited to your contract; plus

o   accumulation in the fixed account credited to your contract.

Date of Default: the first day of the grace period.

Date of Issue:  the date the  contract  was  issued.  It is used to measure  the
monthly   processing  date,   contract  months,   contract  years  and  contract
anniversaries.

Death Benefit: the amount payable when the insured dies before the maturity date, before deductions for any outstanding loan and due and unpaid partial withdrawals, withdrawal transaction fees, applicable surrender charges, and monthly deductions.

Evidence of Insurability: information, including medical information, that we use to decide whether to issue the requested coverage, to determine the underwriting class for the person insured, or to determine whether the contract may be reinstated.





Face Amount: the amount of insurance coverage. The initial face amount is shown in your contract.

Final Payment Date: the contract anniversary coinciding with or immediately following the insured's 100th birthday. For a Second-to-Die contract, the final payment date is the contract anniversary coinciding with or immediately following the younger insured's 100th birthday. No payments are permitted by you after this date. No monthly deduction (including insurance protection charges) will be deducted from the contract value after this date. Generally, the net death benefit after this date will equal the guideline minimum sum insured minus any outstanding loan, except as otherwise provided in a Guaranteed Death Benefit Rider, if attached to the contract.

Fixed Account: an account that is a part of the general account and that guarantees a fixed interest rate.

Foreclosure: the reclassification of an outstanding loan at the end of the grace period if: (a) the contract lapses with an outstanding loan, and the contract is subsequently terminated at the end of the grace period; or (b) the outstanding loan is in default and the excess outstanding loan is not paid back by the end of the grace period, resulting in the termination of the contract.

General Account: all our assets other than those held in separate investment accounts.

Grace Period: the 62-day period starting on: (a) the monthly processing date on which the surrender value is less than the monthly deductions due and the contract lapses; or (b) the date on which the outstanding loan exceeds the contract value less surrender charges.

Guideline Minimum Sum Insured: the minimum death benefit required to qualify the contract as a life insurance contract under federal tax laws. The guideline minimum sum insured is the product of:

o   the contract value times

o   a percentage based on the insured's attained age.

Insurance Protection Amount: the death benefit less the contract value.

Insured: the person or persons insured under the contract. If more than one person is insured, all provisions of the contract that are based on the death of the insured will be based on the date of death of the last surviving insured.

Internal Revenue Code or Code: the Internal Revenue Code of 1986, as amended, and its rules and regulations.

Loan Value: the maximum amount you may borrow under the contract.

Maturity Date: the contract anniversary coinciding with or immediately following the insured's 115th birthday. If two persons are insured, the maturity date is the contract anniversary coinciding with or immediately following the younger insured's 115th birthday.

Monthly Insurance Protection Charge: the amount of money we deduct from the contract value each month to pay for the insurance protection amount.

Monthly Processing Date: the date, shown in your contract, on which monthly deductions are deducted.

Net Death Benefit: on or before the final payment date:

o   the death benefit; minus

o ___ any outstanding loan, monthly deductions due and unpaid through the contract month in which the insured dies, as well as any due and unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

After the final payment date, if the Guaranteed Death Benefit Rider is not in effect, the net death benefit is:

o   the guideline minimum sum insured; minus

o ___ any outstanding loan through the contract month in which the insured dies, as well as any due and unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.




If the Guaranteed Death Benefit Rider is in effect after the final payment date, the net death benefit will be the greater of:

o   the face amount as of the final payment date, or

o the guideline minimum sum insured as of the date we receive due proof of death reduced by any outstanding loan through the contract month in which the insured dies.

Outstanding Loan: all unpaid contract loans plus loan interest due or accrued.

Portfolio:   a  mutual  fund  investment  portfolio  in  which  a  corresponding sub-account invests.

Pro rata Allocation: an allocation among the fixed account and the sub-accounts in the same proportion that, on the date of allocation, the portion of the contract value in the fixed account and the portion of the contract value in each sub-account bear to the total contract value net of any outstanding loans.

Second-to-Die: the contract may be issued as a joint survivorship
(second-to-die) contract. Life insurance coverage is provided for two insureds, with death benefits payable at the death of the last surviving insured.

Separate Account: Transamerica Occidental Life Separate Account VUL-2 of Transamerica Occidental Life Insurance Company, one of our separate investment accounts.

Sub-Account: a subdivision of the separate account investing exclusively in the shares of a portfolio.

Surrender Value: the contract value less any outstanding loan and surrender charges. The surrender value is the amount payable on a full surrender.

Transamerica: Transamerica Occidental Life Insurance Company. We, our, us, Company and Transamerica refer to Transamerica Occidental Life Insurance Company in this prospectus.

Underwriting Class: the insurance risk classification that we assign the insured based on the information in the application and other evidence of insurability we consider. The insured's underwriting class will affect the monthly insurance protection charge.


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Unit: a measure of your interest in a sub-account.

Valuation Date: any day on which the net asset value of the shares of any portfolio and unit values of any sub-accounts are computed. Valuation dates currently occur on:

o   each day the New York Stock Exchange is open for trading; and

o ___ other days, such as those other than a day during which no payment, partial withdrawal or surrender of a contract was received, when there is a sufficient degree of trading in a portfolio's securities so that the current net asset value of the sub-account may be materially affected.

Valuation Period: the interval between two consecutive valuation dates.

Variable Life Service Center: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

o ___ Our mailing address for all written requests and other correspondence is:

                 Transamerica Occidental Life Insurance Company
                          Variable Life Service Center
                                                   P.O. Box 8990
                        Boston, Massachusetts 02266-8990

o ___ Our address for express mail packages is:

Transamerica Occidental Life Insurance Company
                          Variable Life Service Center
                                 66 Brooks Drive

                                   Suite 8990

                         Braintree, Massachusetts 02184

o   Our customer service telephone number is:
                                                  (800) 782-8315.

Written Request: your request in writing, satisfactory to us, received at our Variable Life Service Center.












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